UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-06456
                                                     ---------------------

                   Nuveen Premier Municipal Income Fund, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: October 31
                                           ------------------

                  Date of reporting period: April 30, 2006
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                SEMIANNUAL REPORT April 30, 2006

        Nuveen Investments
        Municipal Exchange-Traded
        Closed-End Funds

NUVEEN INVESTMENT
QUALITY MUNICIPAL
       FUND, INC.
              NQM

    NUVEEN SELECT
QUALITY MUNICIPAL
       FUND, INC.
              NQS

   NUVEEN QUALITY
 INCOME MUNICIPAL
       FUND, INC.
              NQU

  NUVEEN PREMIER
MUNICIPAL INCOME
      FUND, INC.
             NPF

NUVEEN MUNICIPAL
     HIGH INCOME
OPPORTUNITY FUND
             NMZ

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DEPENDABLE, TAX-FREE INCOME BECAUSE IT'S NOT WHAT YOU EARN, IT'S WHAT YOU
KEEP.(R)

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

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

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

Chairman's
        LETTER TO SHAREHOLDERS

callout:
"PORTFOLIO DIVERSIFICATION IS A RECOGNIZED WAY TO TRY TO REDUCE SOME OF THE RISK THAT COMES WITH INVESTING."

Once again, I am pleased to report that over the six-month period covered by this report your Fund continued to provide you with attractive monthly tax-free income. For more details about the management strategy and performance of your Fund, please read the Portfolio Managers' Comments, the Dividend and Share Price Information, and the Performance Overview sections of this report.

Municipal bonds can be an important building block in a well balanced investment portfolio. In addition to providing attractive tax-free monthly income, a municipal bond investment like your Fund may help you achieve and benefit from greater portfolio diversification. Portfolio diversification is a recognized way to try to reduce some of the risk that comes with investing. I encourage you to contact your personal financial advisor who may help explain this important investment strategy.

Nuveen Investments is pleased to offer you choices when it comes to receiving your fund reports. In addition to mailed print copies, you can also sign up to receive future Fund reports and other Fund information by e-mail and the Internet. Not only will you receive the information faster, but this also may help lower your Fund's expenses. The inside front cover of this report contains information on how you can sign up.

We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead. At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives.

Sincerely,

/s/Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

June 12, 2006

Nuveen Investments Municipal Exchange-Traded Closed-End Funds
NQM, NQS, NQU, NPF, NMZ

Portfolio Managers'
         COMMENTS

Portfolio managers Dan Solender, Tom Spalding, and John Miller review key investment strategies and the six-month performance of these five Funds. With 19 years of investment experience, Dan has managed NQM and NPF since 2003. A 29-year veteran of Nuveen, Tom has managed NQS and NQU since 2003. John, who has 13 years of municipal market experience, assumed portfolio management responsibility for NMZ at its inception in 2003.

WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE SIX MONTHS ENDED APRIL 30, 2006?
During this reporting period, we saw a general increase in interest rates, although rates at the longer end of the yield curve remained more stable than those at the short end throughout much of the period. Between November 1, 2005 and April 30, 2006, the Federal Reserve implemented four increases of 0.25% each in the fed funds rate, raising this short-term target by 100 basis points--from 3.75% to 4.75%. (On May 10, 2006, the fed funds rate was increased by another 25 basis points to 5%, marking the Fed's 16th consecutive quarter-point hike since June 2004.) In contrast, the yield on the benchmark 10-year U.S. Treasury note ended April 2006 at 5.06%, up from 4.55% six months earlier, while the yield on the Bond Buyer 25 Revenue Bond Index, a widely followed measure of longer-term municipal market rates, was 5.22% at the end of April 2006, an increase of just two basis points from the beginning of November 2005. As interest rates increased, bond valuations generally declined, and the yield curve flattened as short-term rates approached the levels of longer-term rates.

In this environment, one of our key strategies continued to be careful duration1 management. Depending on the differing duration needs of the Funds, our purchase activity during this period targeted attractively priced bonds maturing in 15 to 20 years for NQM and NPF and 20 years and longer for NQS and NQU. We believed that bonds these parts of the curve generally offered better value and reward opportunities more commensurate with their risk levels. As the yield curve continued to flatten, we started to see more opportunities to add value at the longer end of the curve, and we began to move more of our purchases into the 20-year and longer range. In NMZ, our focus was on bonds maturing in 20 to 30 years that we believed could generate strong total returns through a combination of yield and the potential for credit improvement. The longer durations of the bonds we added to all of the Funds' portfolios enabled us to maintain the Funds' durations within our preferred strategic range and contributed to their performance for the period.

1 Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds displaying more sensitivity to these changes than bonds with shorter durations.

In NQM and NPF, we were selectively selling holdings with shorter durations and reinvesting further out on the yield curve, which also helped to improve the Funds' overall call protection. As yields rose during this period, we also found some opportunities to sell a few of NQM's and NPF's holdings that had been purchased when yields were lower. We then replaced these holdings with similar, newer bonds that yielded comparatively more because they were being issued in a higher interest rate environment. This process allowed us to maintain these Funds' current portfolio characteristics while strengthening their income streams. It also enabled us to realize some capital losses that can be used to offset any capital gains realized in 2006 or carried forward to offset future realized gains. In NQS, NQU, and NMZ, most of the cash we redeployed during this period came from called or matured holdings and, in NMZ, sinking fund payments.

In looking for potential purchase candidates, we kept an opportunistic eye toward all types of issuance that we believed could add value to the Funds' portfolios and keep the Funds well diversified geographically. Overall, portfolio activity was relatively light during this period. This was due in part to the fact that, in general, these Funds entered the reporting period fully invested and with routine call exposure. Another factor was the 5.5% decline in municipal supply during this six-month period compared with the same period 12 months earlier (November 2004-April 2005). The decrease in supply was even more evident during the first four months of 2006, when new issuance dropped almost 25% from the levels of January-April 2005. At the same time, demand for municipal bonds continued to be diverse and broad-based, with retail investors, property and casualty insurance companies, and third-party investors--such as hedge funds and arbitrage accounts--all participating in the market.

In general, much of the new supply was highly rated and/or insured, and the majority of our new purchases in NQM, NQS, NQU, and NPF during this time were higher-rated credits. While we continued to emphasize maintaining the Funds' weightings of bonds rated BBB or lower and nonrated bonds, tighter supply meant fewer opportunities to find additional lower-rated issues that we believed represented value for shareholders. In NQM and NPF, however, we did continue to make some progress in adding to the Funds' weightings of bonds rated BBB, purchasing higher-yielding credits that could potentially help to support the Funds' income streams. In NQS and NQU, one of the few lower credit quality areas where we found opportunities to add value was the tobacco sector, and we purchased selected tobacco issues to maintain the Funds' exposure to this sector.

Given the tight spreads in all parts of the municipal market, NQM and NPF also continued to purchase paper issued in specialty states such as California and New York when we found attractively priced opportunities. Because of the relatively higher tax levels in many of these specialty states, municipal bonds issued in these states are generally in great demand by retail investors, which helps to support their value. They also provide additional liquidity, making it easier for us to execute trades as part of implementing our strategies.

NMZ was established as a high-yield Fund that can invest up to 50% of its portfolio in subinvestment-grade quality securities. During the past six months, the enormous demand for high-yield paper--and the outperformance of the high-yield sector of the market--created an environment that enabled us to focus our efforts on security selection, targeting bonds that we believed demonstrated the potential for strengthening credit quality. Because the majority of our purchases for NMZ were at the longer end of the yield curve, which remained relatively stable during this period, interest rate movements did not have a major impact on the management of this Fund during this period. Our preferred areas of the market during this time included healthcare, especially situations that we considered to be good candidates for return to investment-grade status; power plants; and industrial development/resource recovery bonds. Examples of the types of healthcare credits added to NMZ's portfolio during this period include Ba2 rated bonds issued by New York Dormitory Authority for Lenox Hill Hospital as well as bonds issued for Hills and Dales General Hospital in Michigan and Okeene Municipal Hospital in Oklahoma. These two facilities were designated as critical access hospitals (rural community hospitals located at least 35 miles from another facility), which improved their Medicare and Medicaid reimbursement rates. We also purchased several power plant credits, including Midland Cogeneration Venture in Michigan and Pioneer Valley in Massachusetts. Another new name in our portfolio included small exposures to industrial development bonds issued for Ford Motor Company, which were purchased at very high yields due to the current financial situation of this company.

HOW DID THE FUNDS PERFORM?
Individual results for these Funds, as well as for relevant benchmarks and peer groups, are presented in the accompanying table.

TOTAL RETURNS ON NET ASSET VALUE*
For periods ended 4/30/06

                  6-MONTH           1-YEAR           5-YEAR            10-YEAR
--------------------------------------------------------------------------------
NQM               1.99%             2.85%            6.94%             6.58%
--------------------------------------------------------------------------------
NQS               1.77%             3.21%            7.40%             6.92%
--------------------------------------------------------------------------------
NQU               1.84%             2.72%            7.10%             6.59%
--------------------------------------------------------------------------------
NPF               1.72%             1.64%            6.98%             6.49%
--------------------------------------------------------------------------------
Lehman Brothers
Municipal
Bond Index2       1.56%             2.16%            5.40%             5.90%
--------------------------------------------------------------------------------
Lipper General
Leveraged
Municipal Debt
Funds Average3    2.60%             3.86%            7.34%             6.68%
--------------------------------------------------------------------------------
NMZ               4.10%             8.37%            NA                NA
--------------------------------------------------------------------------------
Lehman Brothers
High-Yield
Municipal
Bond Index2       5.22%             7.46%            --                 --
--------------------------------------------------------------------------------
Lipper High-Yield
Municipal Debt
Funds Average3    4.19%             6.78%            --                 --
--------------------------------------------------------------------------------

*Six-month returns are cumulative; returns for one year, five years, and ten years are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.

For the six months ended April 30, 2006, the cumulative returns on net asset value (NAV) for NQM, NQS, NQU, and NPF exceeded the return on their Lehman Brothers municipal benchmark. Each of these four Funds underperformed the average return for their Lipper peer group for this period. During the same time period, NMZ underperformed the Lehman High-Yield municipal index and performed in line with the Lipper High-Yield peer group. We should note that the Lehman High-Yield index is more aggressively positioned than NMZ, with 100% of the index's bonds rated below investment grade. This compares with NMZ's maximum of 50% subinvestment-grade holdings. This difference was an important factor in the relative performances of the index and NMZ during this period, when subinvestment-grade credits outperformed other quality sectors.

2 The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds. The Lehman Brothers High-Yield Municipal Bond Index is an unleveraged, unmanaged national index comprising municipal bonds rated below investment grade (i.e., below Baa by Moody's Investors Service and below BBB by Standard & Poor's or Fitch Ratings). Results for the Lehman indexes do not reflect any expenses.

3 The Lipper General Leveraged Municipal Debt Funds category average is calculated using the returns of all closed-end exchange-traded funds in this category for each period as follows: 6 months, 56; 1 year, 56; 5 years, 45; and 10 years, 39. The Lipper High-Yield Municipal Debt Funds category average is calculated using the returns of all 15 closed-end exchange-traded funds in this category for the six-month and one-year periods. Fund and Lipper returns assume reinvestment of dividends.

One of the factors that, on balance, benefited the six-month performance of NQM, NQS, NQU, and NPF relative to that of the unleveraged Lehman Brothers Municipal Bond Index was the Funds' use of financial leverage. While leveraging can add volatility to a Fund's NAV and share price, this strategy can also provide opportunities for additional income and total return for common shareholders. The benefits of leveraging are tied in part to the short-term rates leveraged Funds pay their MuniPreferred(R) shareholders. During periods of low short-term rates, leveraged Funds generally pay lower dividends to their MuniPreferred shareholders, which can leave more earnings to support common share dividends. Conversely, when short-term interest rates rise, as they did during this reporting period, the Funds' borrowing costs also rise, which can impact the Funds' income streams and total returns. However, as long as short-term yields are lower than those of the long-term bonds in the Funds' portfolios, the income received by the common shareholders of leveraged Funds will be higher than it would be if the Funds were unleveraged. Despite the impact of rising interest rates on bond valuations, the extra income, or yield advantage, resulting from leveraging during this period generally remained strong enough to help the Funds' total returns outperform the return on the Lehman index for this six months. Over the long term, we believe the use of financial leverage will continue to work to the benefit of the Funds, as demonstrated by the five-year and ten-year return performance--both absolute and relative--of the Funds in this report.

During this reporting period, positive contributors to the Funds' returns included yield curve and duration positioning; exposure to lower-rated credits, including airline bonds; and pre-refunding activity.

As the yield curve continued to flatten over the course of this period, yield curve and duration positioning played important roles in the Funds' performances. On the whole, shorter maturity bonds were the most impacted by recent changes in the yield curve. As a result, these bonds generally underperformed both intermediate and long bonds, with credits having the longest durations posting the best returns for this period. Yield curve positioning or, more specifically, greater exposure to those parts of the yield curve that performed well helped the performances of these Funds during this period. However, the Funds' holdings of bonds in the shortest part of the curve (with maturities of six years or less) hampered their performances to a small degree.

With bonds rated BBB or lower and nonrated bonds generally outperforming other credit quality sectors during this period, all of these Funds benefited from their allocations of lower-quality credits. The performance of this sector was largely the result of investor demand for the higher yields typically associated with lower-quality bonds, which drove up their value and kept credit spreads narrow. As of April 30, 2006, allocations of bonds rated BBB and lower and nonrated bonds accounted for 12% of NPF, NQM and NQU, and 17% of NQS. In addition to its 14% holding of bonds rated BBB, NMZ held 22% in bonds rated BB or lower and 38% in nonrated bonds, some of which Nuveen has determined to be of investment-grade quality. Overall, conditions in the high-yield market were very positive during this period, and NMZ's holdings of high-yield credits benefited the Fund's six-month performance.

Among the lower-rated holdings making contributions to the Funds' cumulative returns for this period were healthcare bonds (including hospitals), tobacco credits backed by the 1998 master tobacco settlement agreement, and airline bonds.

In addition, NMZ had exposure to subinvestment-grade American and Continental airline bonds, which performed very well during this period amid some signs of recovery in the airline industry. These two airlines in particular have been successful in lowering their cost structures, reducing capacity, and increasing passenger revenues despite rising energy costs. As a result, NMZ's American and Continental holdings dominated the top returns in NMZ and the market as a whole. NMZ also continued to benefit from its holdings of BB- rated Pocahontas Parkway Association (Virginia) bonds. Transurban Group, Australia's second largest toll road operator, purchased the rights to manage, operate, and maintain this highway for 99 years. As part of the purchase agreement, Transurban is required to build an extension linking the parkway with Richmond's airport and pay off all existing debt. We believe this could make the Pocahontas bonds ideal candidates for advance refundings.4

4 Advance refundings, also known as pre-refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

We continued to see a number of advance refundings during this period, which benefited the Funds through price appreciation and enhanced credit quality. However, as the yield curve flattened, more lower coupon bonds were being pre-refunded, which meant that, in general, the positive impact from refinancings was less than in the previous reporting period.

While advance refundings generally enhanced total return performance for this six-month period, the rising interest rate environment--especially at the short end of the yield curve--meant that the Funds' holdings of older, previously pre-refunded bonds tended to underperform the general municipal market, due primarily to the shorter effective maturities of these bonds. Because these pre-refunded bonds tended to produce strong income, we continued to hold them in our portfolios.


HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF APRIL 30, 2006?
Even though lower-rated credits continued to perform well during this period, we believed that maintaining strong credit quality was an important requirement. As of April 30, 2006, NQM, NQS, NQU, and NPF continued to offer excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 72% in NPF, 77% in NQM, and 79% in NQS to 82% in NQU. NMZ's portfolio held a 14% allocation to bonds rated AAA/U.S. guaranteed and AA.

At the end of April 2006, potential call exposure for the period May 2006 through the end of 2007 ranged from 5% in NPF, 7% in NMZ and NQU, and 10% in NQM to 17% in NQS. In NQS in particular, we continued to watch the market for opportunities to reinvest proceeds from bonds with shorter call dates into bonds with maturities of at least 15 years. The number of actual bond calls in all of these Funds depends largely on future market interest rates.

Dividend and Share Price
         INFORMATION

As previously noted, all of the Funds in this report use leverage to potentially enhance opportunities for additional income for common shareholders. During periods of rising short-term interest rates, as was the case during this reporting period, the Funds' borrowing costs also rise, reducing the extent of the benefits of leveraging. This resulted in one monthly dividend reduction in NQM and NQS and two in NPF over the six-month period ended April 30, 2006. The dividends of NQU and NMZ remained stable throughout this reporting period.

Due to capital gains generated by normal portfolio activity, common shareholders of NQM received a long-term capital gains distribution of $0.1434 per share and a net ordinary income distribution of $0.0019 at the end of December 2005. These distributions, which represented an important part of NQM's total return for this period, were generated by bond calls or by sales of appreciated securities. This had a slight negative impact on the Fund's earning power per common share and was a minor factor in the common share dividend reduction noted above.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of April 30, 2006, all of the Funds in this report except NPF had a positive UNII balance for financial statement purposes and a positive UNIIbalance, based upon our best estimate, for tax purposes. NPF had a negative UNII balance for financial statement purposes and a positive UNII balance, based upon our best estimate, for tax purposes.

At the end of the reporting period, the Funds' share prices were trading at premiums or discounts to their NAVs as shown in the accompanying chart:

                             4/30/06                    6-MONTH AVERAGE
                    PREMIUM/DISCOUNT                   PREMIUM/DISCOUNT
--------------------------------------------------------------------------------
NQM                           -3.35%                             -4.68%
--------------------------------------------------------------------------------
NQS                           -1.51%                             -2.27%
--------------------------------------------------------------------------------
NQU                           -0.60%                             -4.63%
--------------------------------------------------------------------------------
NPF                           -9.87%                            -10.26%
--------------------------------------------------------------------------------
NMZ                           +9.13%                             +5.66%
--------------------------------------------------------------------------------

Nuveen Investment Quality Municipal Fund, Inc.
NQM

Performance
       OVERVIEW  As of April 30, 2006

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed  71%
AA                    6%
A                    11%
BBB                  10%
N/R                   2%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
May      $0.081
Jun       0.077
Jul       0.077
Aug       0.077
Sep       0.0735
Oct       0.0735
Nov       0.0735
Dec       0.0735
Jan       0.0735
Feb       0.0735
Mar       0.07
Apr       0.07


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.

5/1/05  $14.78
         14.7
         14.78
         14.79
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         14.76
         14.87
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         15.05
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         15.1
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         14.98
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         14
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         14.6
         14.6
         14.79
         15
         14.92
         14.89
         14.88
         14.94
         14.98
         14.95
         14.88
         14.98
         15.05
         15.07
         15.08
         15.15
         15.07
         15.08
         15.1
         15.06
         15.12
         15.03
         15
         14.96
         14.95
         15.07
         15
         15.01
         15.09
         15.05
         15.03
         15.08
         15.09
         15.1
         15.07
         15.19
         15.18
         15.19
         15.28
         15.3
         15.3
         15.12
         14.98
         14.83
         14.72
         14.83
         14.96
         14.96
         14.97
         15.03
         15.1
         15.19
         15.27
         15.32
         15.35
         15.42
         15.48
         15.32
         15.27
         15.21
         15.33
         15.2
         15.16
         15.23
         15.25
         15.11
         15.13
         15.06
         15
         14.92
         14.9
         14.87
         14.7
         14.73
         14.73
         14.68
         14.7
         14.68
         14.69
         14.73
         14.7
         14.71
4/30/06  14.71


1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders capital gains and net ordinary income distributions in December 2005 of $0.1453 per share.


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.71
------------------------------------
Common Share Net Asset Value  $15.22
------------------------------------
Premium/(Discount) to NAV     -3.35%
------------------------------------
Market Yield                   5.71%
------------------------------------
Taxable-Equivalent Yield1      7.93%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $544,165
------------------------------------
Average Effective Maturity on
Securities (Years)             15.43
------------------------------------
Leverage-Adjusted Duration      9.30
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 6/21/90)
------------------------------------
         ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    5.84%         1.99%
------------------------------------
1-Year          6.52%         2.85%
------------------------------------
5-Year          7.94%         6.94%
------------------------------------
10-Year         6.64%         6.58%
------------------------------------

STATES
(as a % of total investments)
------------------------------------
California                     13.1%
------------------------------------
New York                       11.5%
------------------------------------
Texas                           9.1%
------------------------------------
Illinois                        5.8%
------------------------------------
Washington                      5.7%
------------------------------------
Minnesota                       4.9%
------------------------------------
District of Columbia            4.1%
------------------------------------
Georgia                         3.9%
------------------------------------
Rhode Island                    3.7%
------------------------------------
Colorado                        3.3%
------------------------------------
Nevada                          3.3%
------------------------------------
North Carolina                  3.1%
------------------------------------
Louisiana                       2.4%
------------------------------------
Michigan                        2.4%
------------------------------------
Massachusetts                   2.1%
------------------------------------
Indiana                         2.1%
------------------------------------
Other                          19.5%
------------------------------------


INDUSTRIES
(as a % of total investments)
------------------------------------
U.S. Guaranteed                24.5%
------------------------------------
Transportation                 13.9%
------------------------------------
Tax Obligation/General         12.7%
------------------------------------
Health Care                    12.2%
------------------------------------
Tax Obligation/Limited         11.7%
------------------------------------
Water and Sewer                 6.5%
------------------------------------
Housing/Multifamily             4.1%
------------------------------------
Education and Civic
  Organizations                 4.1%
------------------------------------
Other                          10.3%
------------------------------------

Nuveen Select Quality Municipal Fund, Inc.
NQS

Performance
      OVERVIEW As of April 30, 2006

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed     74%
AA                       5%
A                        4%
BBB                     13%
BB or Lower              2%
N/R                      2%


Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE
May     $0.08
Jun      0.08
Jul      0.08
Aug      0.08
Sep      0.077
Oct      0.077
Nov      0.077
Dec      0.077
Jan      0.077
Feb      0.077
Mar      0.073
Apr      0.073

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/1/05  $14.58
         14.59
         14.55
         14.56
         14.55
         14.58
         14.65
         14.61
         14.52
         14.51
         14.63
         14.56
         14.69
         14.72
         14.67
         14.65
         14.72
         14.73
         14.84
         14.87
         14.91
         14.92
         14.99
         14.93
         14.99
         14.99
         15.03
         15.03
         15.02
         14.95
         15.02
         14.98
         15.02
         15.09
         15.07
         15.07
         15.09
         15.01
         15.12
         15.08
         15.09
         15.2
         15.27
         15.26
         15.29
         15.28
         15.34
         15.36
         15.45
         15.47
         15.37
         15.37
         15.25
         15.29
         15.35
         15.44
         15.4
         15.41
         15.36
         15.36
         15.45
         15.56
         15.43
         15.43
         15.34
         15.36
         15.4
         15.45
         15.29
         15.1
         15.1
         15.16
         15.14
         15.22
         15.24
         15.32
         15.28
         15.27
         15.34
         15.37
         15.32
         15.36
         15.38
         15.34
         15.33
         15.35
         15.4
         15.49
         15.48
         15.56
         15.59
         15.6
         15.59
         15.56
         15.44
         15.4
         15.41
         15.37
         15.3
         15.29
         15.41
         15.26
         15.15
         15.07
         15.02
         15.12
         15.21
         15.26
         15.18
         15.21
         15.21
         15.21
         15.25
         15.25
         15.35
         15.12
         14.9
         14.85
         14.75
         14.71
         14.66
         14.69
         14.86
         14.9
         14.82
         14.69
         14.82
         14.81
         14.83
         14.96
         14.87
         14.85
         14.82
         14.8
         14.82
         14.85
         14.61
         14.61
         14.55
         14.46
         14.45
         14.47
         14.47
         14.56
         14.47
         14.49
         14.5
         14.6
         14.56
         14.56
         14.63
         14.64
         14.74
         14.69
         14.72
         14.66
         14.75
         14.61
         14.46
         14.38
         14.54
         14.6
         14.54
         14.55
         14.58
         14.6
         14.78
         14.79
         14.89
         15.1
         15.31
         15.31
         15.35
         15.3
         15.4
         15.45
         15.47
         15.5
         15.5
         15.45
         15.36
         15.45
         15.44
         15.43
         15.49
         15.48
         15.44
         15.48
         15.49
         15.48
         15.7
         15.64
         15.66
         15.51
         15.35
         15.33
         15.35
         15.41
         15.6
         15.56
         15.45
         15.5
         15.51
         15.6
         15.53
         15.39
         15.48
         15.64
         15.73
         15.66
         15.57
         15.61
         15.52
         15.4
         15.57
         15.3
         15.29
         15.24
         15.39
         15.55
         15.49
         15.44
         15.63
         15.52
         15.52
         15.41
         15.44
         15.43
         15.44
         15.44
         15.51
         15.52
         15.51
         15.47
         15.5
         15.43
         15.41
         15.25
         15.05
         14.99
         14.89
         14.7
         14.66
         14.64
         14.91
         14.94
         14.92
         14.89
         14.86
         14.89
         14.85
         14.9
         15.05
4/30/06  15.05



1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

FUND SNAPSHOT
------------------------------------
Common Share Price            $15.05
------------------------------------
Common Share Net Asset Value  $15.28
------------------------------------
Premium/(Discount) to NAV     -1.51%
------------------------------------
Market Yield                   5.82%
------------------------------------
Taxable-Equivalent Yield1      8.08%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $518,086
------------------------------------
Average Effective Maturity on
Securities (Years)             15.35
------------------------------------
Leverage-Adjusted Duration      7.45
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/21/91)
------------------------------------
         ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    4.54%         1.77%
------------------------------------
1-Year         10.07%         3.21%
------------------------------------
5-Year          8.41%         7.40%
------------------------------------
10-Year         7.16%         6.92%
------------------------------------

STATES
(as a % of total investments)
------------------------------------
Illinois                       10.4%
------------------------------------
Texas                           9.6%
------------------------------------
New York                        9.1%
------------------------------------
Colorado                        6.8%
------------------------------------
South Carolina                  6.2%
------------------------------------
Michigan                        5.7%
------------------------------------
Nevada                          4.5%
------------------------------------
Tennessee                       4.4%
------------------------------------
New Jersey                      4.2%
------------------------------------
New Mexico                      3.1%
------------------------------------
Utah                            2.8%
------------------------------------
California                      2.6%
------------------------------------
Alabama                         2.6%
------------------------------------
Washington                      2.5%
------------------------------------
North Carolina                  2.4%
------------------------------------
Wisconsin                       2.1%
------------------------------------
District of Columbia            2.1%
------------------------------------
Other                          18.9%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
U.S. Guaranteed                28.7%
------------------------------------
Utilities                      15.2%
------------------------------------
Transportation                 14.1%
------------------------------------
Health Care                    10.1%
------------------------------------
Tax Obligation/General          9.1%
------------------------------------
Tax Obligation/Limited          5.3%
------------------------------------
Consumer Staples                5.3%
------------------------------------
Housing/Single Family           5.0%
------------------------------------
Other                           7.2%
------------------------------------

Nuveen Quality Income Municipal Fund, Inc.
NQU

Performance
      OVERVIEW  As of April 30, 2006


NQU
Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed    76%
AA                      6%
A                       6%
BBB                     8%
BB or Lower             3%
N/R                     1%


Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE
May     $0.0775
Jun      0.0735
Jul      0.0735
Aug      0.0735
Sep      0.07
Oct      0.07
Nov      0.07
Dec      0.07
Jan      0.07
Feb      0.07
Mar      0.07
Apr      0.07


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/1/05  $14.07
         14.18
         14.16
         14.2
         14.12
         14.15
         14.19
         14.12
         14.1
         14.1
         14.18
         14.19
         14.21
         14.24
         14.26
         14.32
         14.37
         14.38
         14.39
         14.39
         14.41
         14.47
         14.43
         14.4
         14.44
         14.47
         14.46
         14.44
         14.43
         14.31
         14.3
         14.24
         14.37
         14.37
         14.28
         14.32
         14.41
         14.42
         14.45
         14.43
         14.4
         14.47
         14.45
         14.45
         14.45
         14.48
         14.5
         14.54
         14.52
         14.55
         14.49
         14.48
         14.49
         14.44
         14.49
         14.45
         14.42
         14.49
         14.46
         14.55
         14.57
         14.55
         14.54
         14.54
         14.5
         14.59
         14.62
         14.64
         14.59
         14.51
         14.52
         14.5
         14.51
         14.81
         14.86
         14.86
         14.85
         14.9
         14.97
         15.06
         15.07
         15.08
         15.08
         15.1
         15.07
         15.06
         15.07
         15.09
         15.12
         15.15
         15.16
         15.2
         15.19
         15.11
         15.03
         14.95
         14.84
         14.78
         14.7
         14.73
         14.76
         14.59
         14.57
         14.52
         14.39
         14.51
         14.54
         14.51
         14.49
         14.55
         14.62
         14.56
         14.51
         14.43
         14.53
         14.32
         14.22
         14.08
         14.14
         14.04
         14.14
         14.13
         14.28
         14.3
         14.29
         14.2
         14.25
         14.3
         14.34
         14.37
         14.41
         14.4
         14.37
         14.46
         14.45
         14.26
         14.11
         14.1
         13.95
         14.04
         14.11
         14.01
         13.97
         13.96
         13.9
         13.83
         13.84
         13.93
         13.83
         13.83
         13.87
         13.88
         13.91
         13.9
         13.91
         13.95
         13.94
         13.96
         13.79
         13.75
         13.79
         13.75
         13.8
         13.82
         13.88
         14.02
         14.17
         14.38
         14.57
         14.55
         14.67
         14.67
         14.57
         14.72
         14.86
         15
         15.09
         15.09
         15.02
         15
         15.04
         15.07
         15.02
         15.04
         15.1
         15.2
         15.19
         15.14
         15.13
         15.15
         15.11
         15.2
         15.21
         15.09
         14.97
         14.75
         14.69
         14.76
         14.73
         14.74
         14.7
         14.7
         14.7
         14.76
         14.74
         14.76
         14.78
         14.81
         14.88
         14.84
         14.9
         14.84
         14.84
         14.69
         14.72
         14.64
         14.72
         14.84
         14.81
         14.74
         14.75
         14.73
         14.84
         14.88
         14.74
         14.69
         14.72
         14.73
         14.79
         14.81
         14.9
         14.98
         14.85
         14.86
         14.88
         14.9
         14.82
         14.78
         14.73
         14.72
         14.65
         14.68
         14.74
         14.65
         14.78
         14.75
         14.76
         14.86
         14.84
         14.81
         14.87
         14.92
         15.03
4/30/06  15.03

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

FUND SNAPSHOT
------------------------------------
Common Share Price            $15.03
------------------------------------
Common Share Net Asset Value  $15.12
------------------------------------
Premium/(Discount) to NAV     -0.60%
------------------------------------
Market Yield                   5.59%
------------------------------------
Taxable-Equivalent Yield1      7.76%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $819,615
------------------------------------
Average Effective Maturity on
Securities (Years)             13.83
------------------------------------
Leverage-Adjusted Duration      7.57
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 6/19/91)
------------------------------------
         ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    7.83%         1.84%
------------------------------------
1-Year         13.31%         2.72%
------------------------------------
5-Year          7.54%         7.10%
------------------------------------
10-Year         6.91%         6.59%
------------------------------------

STATES
(as a % of total investments)
------------------------------------
New York                       12.5%
------------------------------------
Texas                          11.7%
------------------------------------
Illinois                        8.9%
------------------------------------
Washington                      7.1%
------------------------------------
South Carolina                  5.9%
------------------------------------
Massachusetts                   5.6%
------------------------------------
California                      4.9%
------------------------------------
Nevada                          4.9%
------------------------------------
Oklahoma                        4.4%
------------------------------------
Colorado                        3.8%
------------------------------------
New Jersey                      2.8%
------------------------------------
Pennsylvania                    2.5%
------------------------------------
Alabama                         2.1%
------------------------------------
North Carolina                  1.7%
------------------------------------
Indiana                         1.6%
------------------------------------
Other                          19.6%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
U.S. Guaranteed                35.5%
------------------------------------
Tax Obligation/General         13.8%
------------------------------------
Transportation                 13.6%
------------------------------------
Water and Sewer                10.8%
------------------------------------
Health Care                     8.2%
------------------------------------
Consumer Staples                4.3%
------------------------------------
Tax Obligation/Limited          3.8%
------------------------------------
Other                          10.0%
------------------------------------

Nuveen Premier Municipal Income Fund, Inc.
NPF

Performance
      OVERVIEW As of April 30, 2006


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed     57%
AA                      15%
A                       16%
BBB                     11%
N/R                      1%


Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE
May     $0.074
Jun      0.07
Jul      0.07
Aug      0.07
Sep      0.066
Oct      0.066
Nov      0.066
Dec      0.0615
Jan      0.0615
Feb      0.0615
Mar      0.0585
Apr      0.0585


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/1/05  $13.71
         13.79
         13.81
         13.83
         13.74
         13.8
         13.88
         13.86
         13.9
         13.92
         13.99
         13.97
         14.05
         14.05
         14
         14.07
         14.12
         14.12
         14.01
         14.1
         14.09
         14.06
         14.13
         14.15
         14.13
         14.16
         14.24
         14.16
         14.18
         14.12
         14.16
         13.99
         14.08
         14.03
         14.04
         14.05
         14.1
         14.09
         14.09
         14.14
         14.15
         14.17
         14.21
         14.19
         14.13
         14.19
         14.16
         14.23
         14.22
         14.28
         14.21
         14.2
         14.16
         14.2
         14.2
         14.18
         14.18
         14.2
         14.2
         14.22
         14.2
         14.22
         14.27
         14.27
         14.32
         14.33
         14.34
         14.24
         14.08
         14.09
         14.04
         14.05
         14.05
         14.02
         14.01
         14.06
         14.06
         14.05
         14
         14.03
         14.03
         14.07
         14.11
         14.08
         14.12
         14.13
         14.16
         14.23
         14.23
         14.25
         14.21
         14.23
         14.25
         14.25
         14.19
         14.1
         13.98
         13.97
         13.95
         13.97
         14
         13.95
         13.89
         13.79
         13.75
         13.91
         13.97
         14.02
         13.89
         13.88
         13.94
         13.86
         13.85
         13.89
         13.89
         13.77
         13.51
         13.56
         13.45
         13.36
         13.38
         13.33
         13.4
         13.49
         13.49
         13.45
         13.52
         13.52
         13.57
         13.6
         13.59
         13.57
         13.5
         13.58
         13.62
         13.45
         13.24
         13.18
         13.08
         13.03
         13.16
         13.25
         13.16
         13.24
         13.22
         13.22
         13.27
         13.35
         13.34
         13.41
         13.34
         13.32
         13.25
         13.3
         13.2
         13.21
         13.19
         13.15
         13.07
         13.13
         13.09
         13.09
         13.09
         13.05
         13.06
         13.05
         13.12
         13.11
         13.12
         13.25
         13.39
         13.39
         13.51
         13.55
         13.66
         13.63
         13.73
         13.71
         13.65
         13.56
         13.58
         13.58
         13.62
         13.69
         13.71
         13.82
         13.83
         13.86
         13.83
         13.74
         13.77
         13.79
         13.7
         13.69
         13.65
         13.69
         13.7
         13.66
         13.7
         13.7
         13.76
         13.77
         13.7
         13.7
         13.77
         13.77
         13.82
         13.82
         13.87
         13.83
         13.81
         13.88
         13.85
         13.69
         13.55
         13.58
         13.6
         13.64
         13.61
         13.55
         13.57
         13.47
         13.58
         13.58
         13.65
         13.54
         13.58
         13.56
         13.58
         13.65
         13.65
         13.63
         13.61
         13.59
         13.55
         13.62
         13.55
         13.44
         13.45
         13.43
         13.32
         13.34
         13.24
         13.29
         13.3
         13.35
         13.27
         13.21
         13.29
         13.23
         13.24
         13.26
         13.33
4/30/06  13.33


1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

FUND SNAPSHOT
------------------------------------
Common Share Price           $13.33
------------------------------------
Common Share Net Asset Value $14.79
------------------------------------
Premium/(Discount) to NAV    -9.87%
------------------------------------
Market Yield                  5.27%
------------------------------------
Taxable-Equivalent Yield1     7.32%
------------------------------------
Net Assets Applicable to
Common Shares ($000)       $297,173
------------------------------------
Average Effective Maturity on
Securities (Years)            15.32
------------------------------------
Leverage-Adjusted Duration    10.03
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 12/19/91)
------------------------------------
         ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    0.92%         1.72%
------------------------------------
1-Year          3.10%         1.64%
------------------------------------
5-Year          4.86%         6.98%
------------------------------------
10-Year         5.77%         6.49%
------------------------------------

STATES
(as a % of total investments)
------------------------------------
New York                       15.2%
------------------------------------
California                     13.7%
------------------------------------
Illinois                        7.1%
------------------------------------
Washington                      6.1%
------------------------------------
South Carolina                  5.1%
------------------------------------
Texas                           3.7%
------------------------------------
Wisconsin                       3.3%
------------------------------------
Minnesota                       3.2%
------------------------------------
Arizona                         3.1%
------------------------------------
Maine                           2.9%
------------------------------------
Florida                         2.9%
------------------------------------
Georgia                         2.7%
------------------------------------
North Carolina                  2.6%
------------------------------------
Indiana                         2.3%
------------------------------------
New Jersey                      1.8%
------------------------------------
Colorado                        1.8%
------------------------------------
Rhode Island                    1.7%
------------------------------------
Arkansas                        1.7%
------------------------------------
Other                          19.1%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Utilities                      16.3%
------------------------------------
Tax Obligation/General         13.8%
------------------------------------
U.S. Guaranteed                13.6%
------------------------------------
Tax Obligation/Limited         12.1%
------------------------------------
Health Care                    11.7%
------------------------------------
Transportation                  7.0%
------------------------------------
Education and Civic
  Organizations                 6.8%
------------------------------------
Water and Sewer                 5.8%
------------------------------------
Other                          12.9%
------------------------------------

Nuveen Municipal High Income Opportunity Fund
NMZ

Performance
      OVERVIEW  As of April 30, 2006

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed     11%
AA                       3%
A                       12%
BBB                     14%
BB or lower             22%
N/R                     38%


Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE
May     $0.089
Jun      0.089
Jul      0.089
Aug      0.089
Sep      0.089
Oct      0.089
Nov      0.089
Dec      0.089
Jan      0.089
Feb      0.089
Mar      0.089
Apr      0.089


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/1/05  $15.26
         15.37
         15.39
         15.47
         15.47
         15.63
         15.62
         15.44
         15.48
         15.44
         15.44
         15.31
         15.4
         15.36
         15.35
         15.47
         15.33
         15.32
         15.4
         15.39
         15.42
         15.46
         15.56
         15.55
         15.62
         15.64
         15.6
         15.61
         15.63
         15.49
         15.6
         15.63
         15.64
         15.65
         15.67
         15.59
         15.64
         15.68
         15.67
         15.73
         15.73
         15.75
         15.67
         15.75
         15.84
         15.84
         15.94
         16
         15.97
         16
         15.97
         15.91
         15.63
         15.42
         15.45
         15.47
         15.5
         15.51
         15.5
         15.8
         15.69
         15.79
         15.77
         15.77
         15.8
         15.89
         15.81
         15.86
         15.84
         15.75
         15.8
         15.8
         15.68
         15.74
         15.78
         15.78
         15.75
         15.73
         15.7
         15.73
         15.84
         15.85
         15.77
         15.79
         15.81
         15.8
         15.96
         16.01
         16.04
         16.03
         16.02
         16.07
         16.18
         16.29
         16.14
         16.05
         16.05
         15.98
         15.95
         15.92
         15.98
         15.95
         15.92
         15.87
         15.8
         15.92
         15.87
         16
         16.05
         16.02
         15.98
         16.05
         16
         16.09
         16.18
         16
         15.78
         15.73
         15.7
         15.68
         15.66
         15.65
         15.85
         15.81
         15.86
         15.88
         16
         16.02
         15.99
         16.07
         16.02
         16.03
         16.04
         16.03
         16.02
         16.05
         15.91
         15.81
         15.82
         15.74
         15.76
         15.8
         16
         15.92
         15.98
         15.93
         15.93
         16
         15.94
         15.91
         15.96
         16
         15.9
         15.85
         15.9
         15.79
         15.68
         15.52
         15.53
         15.6
         15.65
         15.64
         15.7
         15.72
         15.72
         15.8
         15.8
         15.98
         16.04
         16.12
         16.1
         16.1
         16.11
         16.19
         16.2
         16.23
         16.23
         16.35
         16.29
         16.18
         16.12
         16.29
         16.29
         16.3
         16.44
         16.43
         16.38
         16.26
         16.29
         16.4
         16.48
         16.56
         16.59
         16.74
         16.69
         16.6
         16.62
         16.63
         16.62
         16.71
         16.67
         16.51
         16.5
         16.43
         16.47
         16.42
         16.42
         16.4
         16.39
         16.45
         16.45
         16.5
         16.75
         16.65
         16.47
         16.59
         16.51
         16.52
         16.65
         16.88
         16.65
         16.64
         16.65
         16.71
         16.8
         16.92
         17.08
         17.08
         16.98
         16.96
         16.92
         16.85
         16.98
         16.94
         17
         16.95
         16.79
         16.74
         16.78
         16.75
         16.64
         16.65
         16.62
         16.51
         16.59
         16.53
         16.48
         16.45
         16.66
         16.73
         16.92
         16.94
         16.86
4/30/06  16.86


1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

FUND SNAPSHOT
-------------------------------------
Common Share Price            $16.86
-------------------------------------
Common Share Net Asset Value  $15.45
-------------------------------------
Premium/(Discount) to NAV      9.13%
-------------------------------------
Market Yield                   6.33%
-------------------------------------
Taxable-Equivalent Yield1      8.79%
-------------------------------------
Net Assets Applicable to
Common Shares ($000)        $359,578
-------------------------------------
Average Effective Maturity on
Securities (Years)             21.17
-------------------------------------
Leverage-Adjusted Duration      8.44
-------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/19/03)
-------------------------------------
         ON SHARE PRICE    ON NAV
-------------------------------------
6-Month
(Cumulative)    8.90%         4.10%
-------------------------------------
1-Year         16.71%         8.37%
-------------------------------------
Since
Inception      12.23%        10.54%
-------------------------------------

STATES
(as a % of total investments)
-------------------------------------
California                     12.5%
-------------------------------------
Illinois                        7.9%
-------------------------------------
Texas                           6.9%
-------------------------------------
Colorado                        6.7%
-------------------------------------
Florida                         6.6%
-------------------------------------
Louisiana                       4.5%
-------------------------------------
Wisconsin                       4.0%
-------------------------------------
Michigan                        3.8%
-------------------------------------
Pennsylvania                    3.5%
-------------------------------------
New York                        3.5%
-------------------------------------
Arizona                         3.3%
-------------------------------------
Oklahoma                        3.2%
-------------------------------------
Virginia                        3.0%
-------------------------------------
New Jersey                      2.9%
-------------------------------------
Ohio                            2.9%
-------------------------------------
Washington                      2.5%
-------------------------------------
Indiana                         2.5%
-------------------------------------
Other                          19.8%
-------------------------------------

INDUSTRIES
(as a % of total investments)
-------------------------------------
Health Care                    24.6%
-------------------------------------
Tax Obligation/Limited         19.9%
-------------------------------------
Housing/Multifamily             9.2%
-------------------------------------
Transportation                  8.4%
-------------------------------------
Education and Civic
  Organizations                 6.4%
-------------------------------------
U.S. Guaranteed                 6.1%
-------------------------------------
Utilities                       5.7%
-------------------------------------
Consumer Staples                4.7%
-------------------------------------
Materials                       4.6%
-------------------------------------
Other                          10.4%
-------------------------------------


                            Nuveen Investment Quality Municipal Fund, Inc. (NQM)
                            Portfolio of
                                       INVESTMENTS April 30, 2006 (Unaudited)






    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)        RATINGS (3)      VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ALABAMA - 0.6% (0.4% OF TOTAL INVESTMENTS)

$               Birmingham Special Care Facilities Financing Authority,
                Alabama, Revenue Bonds, Baptist Health
                System Inc., Series 2005A:
        1,200    5.250%, 11/15/20                                                      11/15 at 100.00           Baa1   $  1,225,716
          800    5.000%, 11/15/30                                                      11/15 at 100.00           Baa1        780,640

        1,250   Courtland Industrial Development Board, Alabama,                        6/15 at 100.00            BBB      1,251,300
                 Pollution Control Revenue Bonds, International Paper
                 Company, Series 2005A, 5.000%, 6/01/25
------------------------------------------------------------------------------------------------------------------------------------
        3,250   Total Alabama                                                                                              3,257,656
------------------------------------------------------------------------------------------------------------------------------------

                ALASKA - 0.8% (0.5% OF TOTAL INVESTMENTS)

        4,000   Northern Tobacco Securitization Corporation, Alaska,                    6/10 at 100.00            BBB      4,211,000
                 Tobacco Settlement Asset-Backed Bonds,
                 Series 2000, 6.500%, 6/01/31

------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 0.1% (0.1% OF TOTAL INVESTMENTS)

                Glendale Industrial Development Authority, Arizona,
                Revenue Bonds, John C. Lincoln Health
                Network, Series 2005B:
          200    5.250%, 12/01/24                                                      12/15 at 100.00            BBB        205,220
          265    5.250%, 12/01/25                                                      12/15 at 100.00            BBB        271,917
------------------------------------------------------------------------------------------------------------------------------------
          465   Total Arizona                                                                                                477,137
------------------------------------------------------------------------------------------------------------------------------------

                ARKANSAS - 2.4% (1.6% OF TOTAL INVESTMENTS)

        1,795   Arkansas Development Finance Authority, Home                            7/08 at 101.50            AAA      1,798,805
                 Mortgage Revenue Bonds, FNMA/GNMA
                 Mortgage-Backed Securities Program, Series 1998A,
                 5.150%, 7/01/17

                University of Arkansas, Pine Bluff Campus, Revenue
                Bonds, Series 2005A:
        3,290    5.000%, 12/01/30 - AMBAC Insured                                      12/15 at 100.00            Aaa      3,397,451
        2,000    5.000%, 12/01/35 - AMBAC Insured                                      12/15 at 100.00            Aaa      2,057,480

                Van Buren County, Arkansas, Sales and Use Tax
                Revenue Refunding and Construction Bonds,
                Series 2000:
        1,055    5.600%, 12/01/25 - AMBAC Insured                                      12/10 at 100.00            Aaa      1,124,219
        3,600    5.650%, 12/01/31 - AMBAC Insured                                      12/10 at 100.00            Aaa      3,846,780

        1,000   Washington County, Arkansas, Hospital Revenue Bonds,                    2/15 at 100.00            BBB        981,510
                 Washington Regional Medical Center,
                 Series 2005B, 5.000%, 2/01/30
------------------------------------------------------------------------------------------------------------------------------------
       12,740   Total Arkansas                                                                                            13,206,245
------------------------------------------------------------------------------------------------------------------------------------

                CALIFORNIA - 20.1% (13.1% OF TOTAL INVESTMENTS)

        3,000   California Educational Facilities Authority, Revenue                   10/15 at 100.00            AA+      3,026,010
                 Bonds, University of Southern California,
                 Series 2005, 4.750%, 10/01/28

        2,500   California Health Facilities Financing Authority, Revenue              11/15 at 100.00             A3      2,529,275
                 Bonds, Cedars-Sinai Medical Center, Series 2005,
                 5.000%, 11/15/27

        5,925   California State Public Works Board, Lease Revenue                      6/06 at 100.00            Aa2      5,928,318
                 Refunding Bonds, Various University of California
                 Projects, Series 1993A, 5.500%, 6/01/21

                California Statewide Community Development Authority,
                Revenue Bonds, Daughters of Charity
                Health System, Series 2005A:
        1,000    5.250%, 7/01/30                                                        7/15 at 100.00           BBB+      1,017,040
        1,000    5.000%, 7/01/39                                                        7/15 at 100.00           BBB+        978,370

       10,000   California, General Obligation Bonds, Series 2003,                      8/13 at 100.00              A     10,500,400
                 5.250%, 2/01/25

        1,900   Chula Vista, California, Industrial Development Revenue                 6/14 at 102.00             A2      1,993,366
                 Bonds, San Diego Gas and Electric Company,
                 Series 1996A, 5.300%, 7/01/21

        2,675   Commerce Joint Power Financing Authority, California,                       No Opt. Call          AA       2,723,685
                 Tax Allocation Refunding Bonds, Redevelopment
                 Projects 2 and 3, Series 2003A, 5.000%, 8/01/28 -
                 RAAI Insured


17


                            Nuveen Investment Quality Municipal Fund, Inc. (NQM) (continued)

                                    Portfolio of INVESTMENTS April 30, 2006 (Unaudited)



    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)        RATINGS (3)      VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CALIFORNIA (continued)

$       9,740   Huntington Park Redevelopment Agency, California,                         No Opt. Call            AAA   $ 13,437,986
                 Single Family Residential Mortgage Revenue
                 Refunding Bonds, Series 1986A, 8.000%,
                 12/01/19 (ETM)

        5,730   Los Angeles Unified School District, California, General                7/12 at 100.00            AAA      6,028,075
                 Obligation Bonds, Series 2002E,
                 5.125%, 7/01/22 - MBIA Insured

        1,030   Natomas Union School District, Sacramento County,                         No Opt. Call            AAA      1,189,660
                 California, General Obligation Refunding
                 Bonds, Series 1999, 5.950%, 9/01/21 - MBIA Insured

       15,770   Ontario Redevelopment Financing Authority, San                            No Opt. Call            AAA     20,975,045
                 Bernardino County, California, Revenue Refunding
                 Bonds, Redevelopment Project 1, Series 1995, 7.400%,
                 8/01/25 - MBIA Insured

       13,145   Perris, California, GNMA Mortgage-Backed Securities                       No Opt. Call            AAA     18,323,867
                 Program Single Family Mortgage Revenue Bonds,
                 Series 1988B, 8.200%, 9/01/23 (Alternative
                 Minimum Tax) (ETM)

        3,415   Rancho Mirage Joint Powers Financing Authority,                         7/14 at 100.00             A3      3,674,916
                 California, Revenue Bonds, Eisenhower Medical
                 Center, Series 2004, 5.875%, 7/01/26

        5,000   Riverside Unified School District, Riverside County,                    2/12 at 101.00            AAA      5,145,400
                 California, General Obligation Bonds, Series 2002A,
                 5.000%, 2/01/27 - FGIC Insured

                San Diego County, California, Certificates of
                Participation, Burnham Institute, Series 2006:
          250    5.000%, 9/01/21                                                        9/15 at 102.00           Baa3        251,123
          275    5.000%, 9/01/23                                                        9/15 at 102.00           Baa3        274,255

                San Joaquin Hills Transportation Corridor Agency,
                Orange County, California, Toll Road Revenue
                Refunding Bonds, Series 1997A:
        6,175    0.000%, 1/15/28 - MBIA Insured                                            No Opt. Call           AAA      2,117,593
        8,135    0.000%, 1/15/34 - MBIA Insured                                            No Opt. Call           AAA      2,053,193
       17,195    0.000%, 1/15/35 - MBIA Insured                                            No Opt. Call           AAA      4,083,641

        3,185   University of California, General Revenue Bonds,                        5/13 at 101.00            AAA      3,202,932
                 Series 2005G, 4.750%, 5/15/31 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      117,045   Total California                                                                                         109,454,150
------------------------------------------------------------------------------------------------------------------------------------

                COLORADO - 5.1% (3.3% OF TOTAL INVESTMENTS)

        1,000   Colorado Health Facilities Authority, Revenue Bonds,                    6/16 at 100.00             A-        992,510
                 Evangelical Lutheran Good Samaritan Society,
                 Series 2005, 5.000%, 6/01/29

           75   Colorado Housing Finance Authority, Single Family                       5/06 at 105.00            Aa2         75,489
                 Program Senior Bonds, Series 1996B, 7.450%, 11/01/27

       12,450   Denver City and County, Colorado, Airport System                       11/10 at 100.00            AAA     13,350,509
                 Revenue Refunding Bonds, Series 2000A, 6.000%,
                 11/15/19 - AMBAC Insured (Alternative Minimum Tax)

        3,200   Denver City and County, Colorado, Special Facilities                   10/06 at 100.00            N/R      3,264,000
                 Airport Revenue Bonds, United Air Lines Corporation,
                 Series 1992A, 6.875%, 10/01/32 (Alternative
                 Minimum Tax) (5)

        7,865   El Paso County School District 11, Colorado Springs,                   12/07 at 125.00            AA-     10,015,684
                 Colorado, General Obligation Improvement Bonds,
                 Series 1996, 7.125%, 12/01/21
------------------------------------------------------------------------------------------------------------------------------------
       24,590   Total Colorado                                                                                            27,698,192
------------------------------------------------------------------------------------------------------------------------------------

                DISTRICT OF COLUMBIA - 6.3% (4.1% OF TOTAL INVESTMENTS)

       23,645   District of Columbia Water and Sewerage Authority,                      4/09 at 160.00            AAA     26,678,176
                 Public Utility Revenue Bonds, Series 1998, 5.500%,
                 10/01/23 - FSA Insured

        3,000   District of Columbia, General Obligation Bonds,                           No Opt. Call            AAA      3,412,530
                 Series 1998B, 6.000%, 6/01/16 - MBIA Insured

       15,950   District of Columbia, Revenue Bonds, Georgetown                          4/11 at 31.03            AAA      3,950,656
                 University, Series 2001A, 0.000%, 4/01/31 - MBIA
                 Insured
------------------------------------------------------------------------------------------------------------------------------------
       42,595   Total District of Columbia                                                                                34,041,362
------------------------------------------------------------------------------------------------------------------------------------

                FLORIDA - 1.9% (1.3% OF TOTAL INVESTMENTS)

        4,230   Brevard County Health Facilities Authority, Florida,                    4/16 at 100.00              A      4,317,815
                 Revenue Bonds, Health First Inc. Project, Series 2005,
                 5.000%, 4/01/24

        1,570   Escambia County Health Facilities Authority, Florida,                  10/08 at 101.00           BBB+      1,591,007
                 Health Facility Revenue Refunding Bonds, Baptist
                 Hospital and Baptist Manor, Series 1998, 5.125%,
                 10/01/19


18


    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)        RATINGS (3)      VALUE
------------------------------------------------------------------------------------------------------------------------------------

                FLORIDA (continued)

$       3,200   Hillsborough County Industrial Development Authority,                   4/10 at 101.00            N/R   $  3,534,752
                 Florida, Exempt Facilities Remarketed Revenue Bonds,
                 National Gypsum Company, Apollo Beach Project,
                 Series 2000B, 7.125%, 4/01/30
                 (Alternative Minimum Tax)

        1,000   Orange County, Florida, Sales Tax Revenue Bonds,                        1/13 at 100.00            AAA      1,031,810
                 Series 2002B, 5.000%, 1/01/25 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Total Florida                                                                                             10,475,384
------------------------------------------------------------------------------------------------------------------------------------

                GEORGIA - 6.0% (3.9% OF TOTAL INVESTMENTS)

       17,500   Atlanta, Georgia, Airport General Revenue Refunding                     1/10 at 101.00            AAA     18,762,800
                 Bonds, Series 2000A, 5.600%, 1/01/30 (Pre-refunded
                 1/01/10) - FGIC Insured

        2,710   Atlanta, Georgia, Water and Wastewater Revenue                         11/14 at 100.00            AAA      2,813,630
                 Bonds, Series 2004, 5.000%, 11/01/23 - FSA Insured

        2,000   Dalton Development Authority, Georgia, Revenue                            No Opt. Call            AAA      2,251,300
                 Certificates, Hamilton Health Care System Inc.,
                 Series 1996, 5.500%, 8/15/26 - MBIA Insured

        5,980   Fulton County Development Authority, Georgia, Revenue                   9/11 at 102.00            AAA      6,430,533
                 Bonds, Georgia State University - TUFF/Atlanta
                 Housing LLC, Series 2001A, 5.500%, 9/01/22 -
                 AMBAC Insured

        2,250   Georgia Municipal Electric Authority, Project One                         No Opt. Call             A+      2,621,475
                 Special Obligation Bonds, Fourth Crossover Series
                 1997E, 6.500%, 1/01/20
------------------------------------------------------------------------------------------------------------------------------------
       30,440   Total Georgia                                                                                             32,879,738
------------------------------------------------------------------------------------------------------------------------------------

                IDAHO - 1.0% (0.7% OF TOTAL INVESTMENTS)

        4,810   Boise City, Idaho, Revenue Refunding Bonds, Series                     12/11 at 100.00            Aaa      5,101,678
                 2001A, 5.375%, 12/01/31 - MBIA Insured

          500   Madison County, Idaho, Hospital Revenue Certificates                    9/16 at 100.00           BBB-        508,550
                 of Participation, Madison Memorial Hospital,
                 Series 2006, 5.250%, 9/01/26
------------------------------------------------------------------------------------------------------------------------------------
        5,310   Total Idaho                                                                                                5,610,228
------------------------------------------------------------------------------------------------------------------------------------

                ILLINOIS - 8.9% (5.8% OF TOTAL INVESTMENTS)

        4,705   Bourbonnais, Illinois, Revenue Bonds, Olivet Nazarene                   3/10 at 101.00             AA      5,072,037
                 University, Series 2000, 6.250%, 3/01/20 - RAAI Insured

        4,775   Chicago Public Building Commission, Illinois, General                   3/13 at 100.00            AAA      5,019,480
                 Obligation Lease Bonds, Chicago Transit Authority,
                 Series 2003, 5.250%, 3/01/23 - AMBAC Insured

        2,110   Illinois Development Finance Authority, Local Government                1/11 at 100.00            Aaa      2,310,302
                 Program Revenue Bonds, DuPage and Cook Counties
                 Community Unit School District 205 - Elmhurst,
                 Series 2000, 6.000%, 1/01/19
                 (Pre-refunded 1/01/11) - FSA Insured

                Illinois Finance Authority, Revenue Bonds, OSF
                Healthcare System, Series 2004:
        2,500    5.250%, 11/15/21                                                       5/14 at 100.00              A      2,568,425
        1,000    5.250%, 11/15/22                                                       5/14 at 100.00              A      1,024,690

          395   Illinois Finance Authority, Revenue Bonds, Proctor                      1/16 at 100.00           BBB-        391,465
                 Hospital, Series 2006, 5.125%, 1/01/25 (WI/DD,
                 Settling 5/11/06)

        2,600   Illinois Health Facilities Authority, Revenue Bonds,                    5/12 at 100.00           Baa2      2,652,780
                 Condell Medical Center, Series 2002, 5.500%, 5/15/32

       12,725   Kane, Cook and DuPage Counties School District 46,                        No Opt. Call            Aaa     15,152,294
                 Elgin, Illinois, General Obligation School Bonds,
                 Series 1997, 7.800%, 1/01/12 - FSA Insured

        6,300   Madison County Community Unit School District 7,                          No Opt. Call            AAA      6,935,985
                 Edwardsville, Illinois, School Building Bonds, Series
                 1994, 5.850%, 2/01/13 - FGIC Insured (ETM)

        6,015   Metropolitan Pier and Exposition Authority, Illinois,                     No Opt. Call            AAA      2,848,343
                 Revenue Refunding Bonds, McCormick Place Expansion
                 Project, Series 1996A, 0.000%, 12/15/21 - MBIA Insured

                Will County High School District 204, Joliet, Illinois,
                General Obligation Bonds, Series 2001:
        1,145    8.700%, 12/01/13 - FSA Insured                                           No Opt. Call            AAA      1,480,703
        1,300    8.700%, 12/01/14 - FSA Insured                                           No Opt. Call            AAA      1,713,114

        1,180   Will County School District 17, Channahon, Illinois,                      No Opt. Call            Aaa      1,503,650
                 General Obligation School Building Bonds, Series 2001,
                 8.400%, 12/01/13 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
       46,750   Total Illinois                                                                                            48,673,268
------------------------------------------------------------------------------------------------------------------------------------

19


                            Nuveen Investment Quality Municipal Fund, Inc. (NQM) (continued)

                                    Portfolio of INVESTMENTS April 30, 2006 (Unaudited)


    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)        RATINGS (3)      VALUE
------------------------------------------------------------------------------------------------------------------------------------

                INDIANA - 3.3% (2.1% OF TOTAL INVESTMENTS)

$       5,530   Allen County Jail Building Corporation, Indiana, First                  4/11 at 101.00         Aa3 (4)  $  6,059,885
                 Mortgage Bonds, Series 2000, 5.750%, 4/01/20
                 (Pre-refunded 4/01/11)

        1,880   Indianapolis, Indiana, GNMA Collateralized Multifamily                  7/10 at 102.00            Aaa      1,967,608
                 Housing Mortgage Revenue Bonds, Cloverleaf
                 Apartments Project Phase I, Series 2000, 6.000%,
                 1/20/31

        2,495   Shelbyville, Indiana, GNMA Collateralized Multifamily                   7/10 at 102.00            Aaa      2,612,165
                 Housing Revenue Bonds, Blueridge Terrace Project,
                 Series 2000, 6.050%, 1/20/36

                St. Joseph County Hospital Authority, Indiana, Revenue
                Bonds, Madison Center Inc.,
                Series 2005:
        1,550    5.250%, 2/15/23                                                        2/15 at 100.00            BBB      1,552,573
        2,500    5.375%, 2/15/34                                                        2/15 at 100.00            BBB      2,499,425

        2,765   Wayne County Jail Holding Corporation, Indiana, First                   1/13 at 101.00            AAA      3,046,643
                 Mortgage Bonds, Series 2001, 5.750%, 7/15/14 -
                 AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
       16,720   Total Indiana                                                                                             17,738,299
------------------------------------------------------------------------------------------------------------------------------------

                IOWA - 1.5% (1.0% OF TOTAL INVESTMENTS)

        8,000   Iowa Tobacco Settlement Authority, Asset Backed                         6/15 at 100.00            BBB      8,070,720
                 Settlement Revenue Bonds, Series 2005C, 5.500%,
                 6/01/42
------------------------------------------------------------------------------------------------------------------------------------

                KANSAS - 1.3% (0.8% OF TOTAL INVESTMENTS)

        1,000   Kansas Development Finance Authority, Health Facilities                11/15 at 100.00             A2      1,015,530
                 Revenue Bonds, Hays Medical Center Inc., Series
                 2005L, 5.000%, 11/15/22

          855   Sedgwick and Shawnee Counties, Kansas, GNMA                               No Opt. Call            Aaa        892,432
                 Mortgage-Backed Securities Program Single Family
                 Revenue Bonds, Series 1997A-1, 6.950%, 6/01/29
                 (Alternative Minimum Tax)

        3,840   Topeka, Kansas, Industrial Revenue Refunding Bonds,                     8/16 at 100.00            AAA      4,926,989
                 Sunwest Hotel Corporation, Series 1988, 9.500%,
                 10/01/16 (Pre-refunded 8/15/16) (Alternative
                 Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
        5,695   Total Kansas                                                                                               6,834,951
------------------------------------------------------------------------------------------------------------------------------------

                KENTUCKY - 0.5% (0.3% OF TOTAL INVESTMENTS)

        2,000   Jefferson County, Kentucky, Health Facilities Revenue                   1/07 at 102.00            AAA      2,062,280
                 Refunding Bonds, Jewish Hospital HealthCare
                 Services Inc., Series 1996, 5.700%, 1/01/21 -
                 AMBAC Insured

          510   Louisville and Jefferson County Metropolitan                           10/16 at 100.00            N/R        513,524
                 Government, Kentucky, Industrial Building Revenue
                 Bonds, Sisters of Mercy of the Americas, Series 2006,
                 5.000%, 10/01/35
------------------------------------------------------------------------------------------------------------------------------------
        2,510   Total Kentucky                                                                                             2,575,804
------------------------------------------------------------------------------------------------------------------------------------

                LOUISIANA - 3.7% (2.4% OF TOTAL INVESTMENTS)

        1,105   East Baton Rouge Mortgage Finance Authority,                           10/07 at 102.00            Aaa      1,113,265
                 Louisiana, GNMA/FNMA Mortgage-Backed Securities
                 Program Family Mortgage Revenue Refunding Bonds,
                 Series 1997D, 5.900%, 10/01/30 (Alternative Minimum Tax)

                Jefferson Parish Home Mortgage Authority, Louisiana,
                Single Family Mortgage Revenue Bonds,
                Series 2000G-2:
        1,380    6.300%, 6/01/32 (Alternative Minimum Tax)                             12/10 at 102.00            Aaa      1,420,682
          895    5.550%, 6/01/32 (Alternative Minimum Tax)                             12/10 at 102.00            Aaa        908,112

          645   Jefferson Parish Home Mortgage Authority, Louisiana,                   12/09 at 103.00            Aaa        657,081
                 Single Family Mortgage Revenue Refunding Bonds,
                 Series 2000A-2, 7.500%, 12/01/30 (Alternative Minimum Tax)

        3,000   Louisiana Public Facilities Authority, Hospital Revenue                 8/15 at 100.00             A+      3,062,820
                 Bonds, Franciscan Missionaries of Our Lady Health
                 System, Series 2005A, 5.250%, 8/15/31

       11,545   Orleans Parish School Board, Louisiana, General                           No Opt. Call            AAA     13,101,266
                 Obligation Refunding Bonds, Series 1987,
                 9.000%, 2/01/09 - MBIA Insured (ETM)
------------------------------------------------------------------------------------------------------------------------------------
       18,570   Total Louisiana                                                                                           20,263,226
------------------------------------------------------------------------------------------------------------------------------------

                MARYLAND - 0.5% (0.3% OF TOTAL INVESTMENTS)

        2,500   Maryland Health and Higher Educational Facilities                       8/14 at 100.00           BBB+      2,597,250
                 Authority, Revenue Bonds, MedStar Health, Series 2004,
                 5.375%, 8/15/24
------------------------------------------------------------------------------------------------------------------------------------

20

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)        RATINGS (3)      VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MASSACHUSETTS - 3.3% (2.1% OF TOTAL INVESTMENTS)

$       5,120   Massachusetts Development Financing Authority,                         12/09 at 102.00            N/R   $  4,971,520
                 Assisted Living Revenue Bonds, Prospect House Apartments,
                 Series 1999, 7.000%, 12/01/31

        1,100   Massachusetts Health and Educational Facilities                         1/09 at 101.00            BBB      1,122,517
                 Authority, Revenue Bonds, Caritas Christi Obligated
                 Group, Series 1999A, 5.625%, 7/01/20

        1,870   Massachusetts Health and Educational Facilities                         7/11 at 100.00            BBB      2,034,953
                 Authority, Revenue Bonds, UMass Memorial Health
                 Care, Series 2001C, 6.500%, 7/01/21

        1,325   Massachusetts Health and Educational Facilities                         7/15 at 100.00            BBB      1,314,201
                 Authority, Revenue Bonds, UMass Memorial Health
                 Care, Series 2005D, 5.000%, 7/01/33

        2,000   Massachusetts Industrial Finance Agency, Resource                      12/08 at 102.00            BBB      2,062,400
                 Recovery Revenue Refunding Bonds, Ogden Haverhill
                 Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)

        5,100   Massachusetts School Building Authority, Dedicated                      8/15 at 100.00            AAA      5,321,187
                 Sales Tax Revenue Bonds, Series 2005A, 5.000%,
                 8/15/23 - FSA Insured

        1,000   Massachusetts Water Resources Authority, General                        8/17 at 100.00            AAA      1,079,840
                 Revenue Bonds, Series 2005A, 5.250%, 8/01/26 -
                 MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
       17,515   Total Massachusetts                                                                                       17,906,618
------------------------------------------------------------------------------------------------------------------------------------

                MICHIGAN - 3.7% (2.4% OF TOTAL INVESTMENTS)

        4,250   Detroit City School District, Wayne County, Michigan,                   5/12 at 100.00            AAA      4,621,067
                 Unlimited Tax School Building and Site Improvement
                 Bonds, Series 2001A, 5.500%, 5/01/20 (Pre-refunded
                 5/01/12) - FSA Insured

       10,215   Detroit, Michigan, Water Supply System Revenue                            No Opt. Call            AAA     11,931,937
                 Refunding Bonds, Series 1993, 6.500%, 7/01/15 - FGIC Insured

        1,800   Kent Hospital Finance Authority, Michigan, Revenue                      7/15 at 100.00            BBB      1,918,458
                 Bonds, Metropolitan Hospital, Series 2005A, 6.000%, 7/01/35

        1,350   Michigan State Building Authority, Revenue Bonds,                      10/15 at 100.00            AAA      1,412,654
                 Facilities Program, Series 2005II, 5.000%, 10/15/22 -
                 AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
       17,615   Total Michigan                                                                                            19,884,116
------------------------------------------------------------------------------------------------------------------------------------

                MINNESOTA - 7.5% (4.9% OF TOTAL INVESTMENTS)

        8,250   Cohasset, Minnesota, Pollution Control Revenue Bonds,                   7/14 at 100.00              A      8,221,290
                 Allete Inc., Series 2004, 4.950%, 7/01/22

        5,000   Dakota and Washington Counties Housing and                                No Opt. Call            AAA      7,003,000
                 Redevelopment Authority, Minnesota, GNMA
                 Mortgage-Backed Securities Program Single Family
                 Residential Mortgage Revenue Bonds, Series
                 1988, 8.450%, 9/01/19 (Alternative Minimum Tax) (ETM)

          620   Minnesota Agricultural and Economic Development                        11/10 at 101.00              A        664,578
                 Board, Healthcare System Revenue Bonds, Fairview
                 Hospital and Healthcare Services, Series 2000A,
                 6.375%, 11/15/29

       19,380   Minnesota Agricultural and Economic Development                        11/10 at 101.00           A (4)    21,565,869
                 Board, Healthcare System Revenue Bonds, Fairview
                 Hospital and Healthcare Services, Series 2000A,
                 6.375%, 11/15/29 (Pre-refunded 11/15/10)

          700   Minnesota Higher Education Facilities Authority, St.                   10/15 at 100.00             A2        727,713
                 John's University Revenue Bonds, Series 2005-6G,
                 5.000%, 10/01/22

        1,665   Rochester, Minnesota, Health Care Facilities Revenue                    5/16 at 100.00             AA      1,699,166
                 Bonds, Series 2006, 5.000%, 11/15/36 (WI/DD, Settling 5/11/06)

        1,000   St. Paul Housing and Redevelopment Authority,                          11/15 at 100.00           Baa3      1,079,490
                 Minnesota, Revenue Bonds, Healtheast Inc., Series 2005,
                 6.000%, 11/15/25
------------------------------------------------------------------------------------------------------------------------------------
       36,615   Total Minnesota                                                                                           40,961,106
------------------------------------------------------------------------------------------------------------------------------------

                MISSISSIPPI - 0.2% (0.2% OF TOTAL INVESTMENTS)

        1,275   Mississippi Hospital Equipment and Facilities Authority,                9/14 at 100.00            N/R      1,273,853
                 Revenue Bonds, Baptist Memorial Healthcare, Series 2004B-1,
                 5.000%, 9/01/24
------------------------------------------------------------------------------------------------------------------------------------

21


                            Nuveen Investment Quality Municipal Fund, Inc. (NQM) (continued)

                                    Portfolio of INVESTMENTS April 30, 2006 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)        RATINGS (3)      VALUE
------------------------------------------------------------------------------------------------------------------------------------

                 MISSOURI - 1.8% (1.2% OF TOTAL INVESTMENTS)

$         200   Hannibal Industrial Development Authority, Missouri,                    3/16 at 100.00            N/R   $    202,392
                 Health Facilities Revenue Bonds, Hannibal Regional
                 Hospital, Series 2006, 5.000%, 3/01/22

        7,385   Kansas City Industrial Development Authority, Missouri,                 1/07 at 102.00            AAA      7,592,002
                 FNMA Multifamily Housing Revenue Bonds, Royal
                 Woods Apartments Project, Series 1997, 5.600%,
                 1/01/30 (Mandatory put 1/01/10) (Alternative Minimum Tax)

                Missouri Development Finance Board, Infrastructure
                Facilities Revenue Bonds, Branson Landing
                Project, Series 2005A:
          780    6.000%, 6/01/20                                                          No Opt. Call           BBB+        874,591
        1,225    5.000%, 6/01/35                                                        6/15 at 100.00           BBB+      1,220,284

           90   Missouri Housing Development Commission,                                3/07 at 105.00            AAA         90,956
                 GNMA/FNMA Single Family Mortgage Revenue Bonds,
                 Homeownership Loan Program, Series 1997A-2, 7.300%,
                 3/01/28 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
        9,680   Total Missouri                                                                                             9,980,225
------------------------------------------------------------------------------------------------------------------------------------

                MONTANA - 0.5% (0.4% OF TOTAL INVESTMENTS)

        3,000   Montana Board of Housing, Single Family Program                         6/14 at 100.00            AA+      2,939,820
                 Bonds, Series 2005-RA-1, 4.750%, 6/01/44
------------------------------------------------------------------------------------------------------------------------------------

                NEBRASKA - 0.8% (0.5% OF TOTAL INVESTMENTS)

        2,520   NebHelp Inc., Nebraska, Revenue Bonds, Student Loan                     9/06 at 101.00            AAA      2,544,847
                 Program, Series 1993B, 5.875%, 6/01/14 -MBIA
                 Insured (Alternative Minimum Tax)

        1,650   Nebraska Investment Finance Authority, Single Family                    9/06 at 100.75            AAA      1,661,715
                 Housing Revenue Bonds, Series 1995B, 6.450%,
                 3/01/35 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
        4,170   Total Nebraska                                                                                             4,206,562
------------------------------------------------------------------------------------------------------------------------------------

                NEVADA - 5.1% (3.3% OF TOTAL INVESTMENTS)

       11,000   Clark County School District, Nevada, General Obligation                6/12 at 100.00            AAA     11,961,510
                 Bonds, Series 2002C, 5.500%, 6/15/19 (Pre-refunded
                 6/15/12) - MBIA Insured

       14,530   Director of Nevada State Department of Business and I                   1/10 at 102.00            AAA     15,538,527
                 ndustry, Revenue Bonds, Las Vegas Monorail Project,
                 First Tier, Series 2000, 5.625%, 1/01/34 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
       25,530   Total Nevada                                                                                              27,500,037
------------------------------------------------------------------------------------------------------------------------------------

                NEW JERSEY - 1.8% (1.2% OF TOTAL INVESTMENTS)

        3,350   Essex County, New Jersey, General Obligation Bonds,                     5/15 at 100.00            Aaa      3,486,780
                 Series 2005A, 5.000%, 5/01/26 - MBIA Insured

                New Jersey Economic Development Authority, School
                Facilities Construction Bonds, Series 2005P:
        1,325    5.250%, 9/01/24                                                        9/15 at 100.00            AA-      1,406,779
        1,000    5.250%, 9/01/26                                                        9/15 at 100.00            AA-      1,059,370

        2,000   New Jersey Educational Facilities Authority, Revenue                    7/15 at 100.00            AAA      2,101,220
                 Bonds, Princeton University, Series 2005A, 5.000%, 7/01/24

        1,895   Tobacco Settlement Financing Corporation, New Jersey,                   6/12 at 100.00            BBB      1,966,233
                 Tobacco Settlement Asset-Backed Bonds, Series 2002,
                 5.750%, 6/01/32
------------------------------------------------------------------------------------------------------------------------------------
        9,570   Total New Jersey                                                                                          10,020,382
------------------------------------------------------------------------------------------------------------------------------------

                NEW MEXICO - 0.4% (0.3% OF TOTAL INVESTMENTS)

                Farmington, New Mexico, Hospital Revenue Bonds,
                San Juan Regional Medical Center Inc.,
                Series 2004A:
          880    5.125%, 6/01/17                                                        6/14 at 100.00             A3        906,866
        1,295    5.125%, 6/01/19                                                        6/14 at 100.00             A3      1,326,818
------------------------------------------------------------------------------------------------------------------------------------
        2,175   Total New Mexico                                                                                           2,233,684
------------------------------------------------------------------------------------------------------------------------------------

                NEW YORK - 17.6% (11.5% OF TOTAL INVESTMENTS)

        1,665   Dormitory Authority of the State of New York, State                     3/15 at 100.00            AAA      1,733,348
                 Personal Income Tax Revenue Bonds, Series 2005F,
                 5.000%, 3/15/24 - AMBAC Insured

        2,250   Metropolitan Transportation Authority, New York,                       11/15 at 100.00            AAA      2,332,058
                 Transportation Revenue Bonds, Series 2005B,5.000%,
                 11/15/30 - AMBAC Insured


22

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)        RATINGS (3)      VALUE
------------------------------------------------------------------------------------------------------------------------------------

                NEW YORK (continued)

$       3,200   Metropolitan Transportation Authority, New York,                       11/15 at 100.00              A   $  3,279,520
                 Transportation Revenue Bonds, Series 2005F, 5.000%, 11/15/30

        7,800   New York City Municipal Water Finance Authority, New                   12/14 at 100.00            AAA      8,073,156
                 York, Water and Sewerage System Revenue Bonds,
                 Fiscal Series 2005B, 5.000%, 6/15/28 - AMBAC Insured

        1,250   New York City Municipal Water Finance Authority, New                    6/15 at 100.00            AAA      1,301,538
                 York, Water and Sewerage System Revenue Bonds,
                 Fiscal Series 2005C, 5.000%, 6/15/25 - MBIA Insured

                New York City Sales Tax Asset Receivable Corporation,
                New York, Dedicated Revenue Bonds, Local
                Government Assistance Corporation, Series 2004A:
        3,225    5.000%, 10/15/24 - MBIA Insured                                       10/14 at 100.00            AAA      3,363,933
        1,665    5.000%, 10/15/25 - MBIA Insured                                       10/14 at 100.00            AAA      1,736,728

        5,570   New York City Transitional Finance Authority, New York,                 2/14 at 100.00            AAA      5,796,588
                 Future Tax Secured Bonds, Fiscal Series 2004C, 5.000%, 2/01/22

        5,000   New York City, New York, General Obligation Bonds,                      6/13 at 100.00             A+      5,356,900
                 Fiscal Series 2003J, 5.500%, 6/01/20

        5,000   New York City, New York, General Obligation Bonds,                      8/14 at 100.00             A+      5,283,550
                 Fiscal Series 2004C, 5.250%, 8/15/20

        4,200   New York City, New York, General Obligation Bonds,                      3/15 at 100.00             A+      4,316,046
                 Fiscal Series 2005J, 5.000%, 3/01/25

        7,000   New York City, New York, General Obligation Bonds,                      4/15 at 100.00             A+      7,200,270
                 Fiscal Series 2005M, 5.000%, 4/01/24

        5,000   New York State Municipal Bond Bank Agency, Special                      6/13 at 100.00             A+      5,271,850
                 School Purpose Revenue Bonds, Series 2003C, 5.250%, 12/01/19

                New York State Thruway Authority, General Revenue
                Bonds, Series 2005G:
        6,440    5.000%, 1/01/26 - FSA Insured                                          7/15 at 100.00            AAA      6,701,593
        3,000    4.750%, 1/01/29 - FSA Insured                                          7/15 at 100.00            AAA      3,020,910

        2,030   New York State Thruway Authority, Highway and Bridge                   10/15 at 100.00            AAA      2,128,658
                 Trust Fund Bonds, Second Generation, Series 2005B,
                 5.000%, 4/01/21 - AMBAC Insured

        5,400   New York State Tobacco Settlement Financing Corporation,                6/10 at 100.00            AA-      5,685,012
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003A-1, 5.500%, 6/01/16

        4,205   New York State Urban Development Corporation, State                     3/14 at 100.00            AAA      4,364,201
                 Personal Income Tax Revenue Bonds, Series 2004A-1,
                 5.000%, 3/15/23 - FGIC Insured

       16,445   Port Authority of New York and New Jersey, Special                          No Opt. Call         AAA      18,938,720
                 Project Bonds, JFK International Air Terminal LLC, Sixth
                 Series 1997, 7.000%, 12/01/12 - MBIA Insured (Alternative
                 Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       90,345   Total New York                                                                                            95,884,579
------------------------------------------------------------------------------------------------------------------------------------

                NORTH CAROLINA - 4.8% (3.1% OF TOTAL INVESTMENTS)

        2,795   Charlotte, North Carolina, FHA-Insured Mortgage                        11/07 at 100.00            AAA      2,876,642
                 Revenue Bonds, Double Oaks Apartments, Series 1992,
                 7.350%, 5/15/26

       14,775   North Carolina Eastern Municipal Power Agency, Power                    1/07 at 102.00            AAA     15,281,783
                 System Revenue Refunding Bonds, Series 1996B, 5.875%,
                 1/01/21 (Pre-refunded 1/01/07) - MBIA Insured

        7,420   North Carolina Medical Care Commission, Health System                  10/11 at 101.00             AA      7,744,106
                 Revenue Bonds, Mission St. Joseph's Health System,
                 Series 2001, 5.250%, 10/01/26
------------------------------------------------------------------------------------------------------------------------------------
       24,990   Total North Carolina                                                                                      25,902,531
------------------------------------------------------------------------------------------------------------------------------------

                OHIO - 1.8% (1.1% OF TOTAL INVESTMENTS)

        8,650   Cuyahoga County, Ohio, Hospital Revenue and                             2/09 at 101.00          A- (4)     9,270,205
                 Improvement Bonds, MetroHealth System, Series 1999,
                 6.150%, 2/15/29 (Pre-refunded 2/15/09)

          250   Port of Greater Cincinnati Development Authority, Ohio,                10/16 at 100.00            N/R        253,748
                 Economic Development Revenue Bonds, Sisters of Mercy
                 of the Americas, Series 2006, 5.000%, 10/01/25
------------------------------------------------------------------------------------------------------------------------------------
        8,900   Total Ohio                                                                                                 9,523,953
------------------------------------------------------------------------------------------------------------------------------------

                OKLAHOMA - 0.8% (0.5% OF TOTAL INVESTMENTS)

                Norman Regional Hospital Authority, Oklahoma, Hospital
                Revenue Bonds, Series 2005:
          500    5.375%, 9/01/29                                                         9/16 at 100.00          BBB-        501,735
          750    5.375%, 9/01/36                                                         9/16 at 100.00          BBB-        751,710


23


                            Nuveen Investment Quality Municipal Fund, Inc. (NQM) (continued)

                                    Portfolio of INVESTMENTS April 30, 2006 (Unaudited)



    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)        RATINGS (3)      VALUE
------------------------------------------------------------------------------------------------------------------------------------

                OKLAHOMA (continued)

$       3,300   Tulsa Municipal Airport Trust, Oklahoma, Revenue                        6/09 at 100.00             B-   $  3,300,792
                 Refunding Bonds, American Airlines Inc., Series 2000B,
                 6.000%, 6/01/35 (Mandatory put 12/01/08) (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
        4,550   Total Oklahoma                                                                                             4,554,237
------------------------------------------------------------------------------------------------------------------------------------

                PENNSYLVANIA - 1.7% (1.1% OF TOTAL INVESTMENTS)

        3,000   Commonwealth Financing Authority, Pennsylvania, State                   6/16 at 100.00            AAA      3,126,660
                 Appropriation Lease Bonds, Series 2006A, 5.000%,
                 6/01/26 - FSA Insured

        5,000   Philadelphia, Pennsylvania, General Obligation Bonds,                   3/11 at 100.00            AAA      5,248,400
                 Series 2001, 5.250%, 9/15/18 - FSA Insured

        1,000   St. Mary Hospital Authority, Pennsylvania, Health System               11/14 at 100.00             A1      1,049,650
                 Revenue Bonds, Catholic Health East, Series 2004B,
                 5.500%, 11/15/24
------------------------------------------------------------------------------------------------------------------------------------
        9,000   Total Pennsylvania                                                                                         9,424,710
------------------------------------------------------------------------------------------------------------------------------------

                PUERTO RICO - 0.7% (0.5% OF TOTAL INVESTMENTS)

        1,000   Puerto Rico Electric Power Authority, Power Revenue                     7/15 at 100.00            AAA      1,035,280
                 Bonds, Series 2005RR, 5.000%, 7/01/30 - XLCA Insured

        1,500   Puerto Rico Infrastructure Financing Authority, Special                10/10 at 101.00            AAA      1,601,385
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40

        1,225   Puerto Rico Municipal Finance Agency, Series 2005C,                       No Opt. Call            AAA      1,340,469
                 5.250%, 8/01/21 - CIFG Insured
------------------------------------------------------------------------------------------------------------------------------------
        3,725   Total Puerto Rico                                                                                          3,977,134
------------------------------------------------------------------------------------------------------------------------------------

                RHODE ISLAND - 5.7% (3.7% OF TOTAL INVESTMENTS)

        2,410   Rhode Island Health and Educational Building                            5/07 at 102.00            AAA      2,502,062
                 Corporation, Hospital Financing Revenue Bonds, Lifespan
                 Obligated Group, Series 1996, 5.750%, 5/15/23 - MBIA Insured

       21,590   Rhode Island Health and Educational Building Corporation,               5/07 at 102.00            AAA     22,458,997
                 Hospital Financing Revenue Bonds, Lifespan Obligated
                 Group, Series 1996, 5.750%, 5/15/23 (Pre-refunded
                 5/15/07) - MBIA Insured

        5,610   Rhode Island Tobacco Settlement Financing Corporation,                  6/12 at 100.00            BBB      5,875,690
                 Tobacco Settlement Asset-Backed Bonds, Series 2002A,
                 6.000%, 6/01/23
------------------------------------------------------------------------------------------------------------------------------------
       29,610   Total Rhode Island                                                                                        30,836,749
------------------------------------------------------------------------------------------------------------------------------------

                SOUTH CAROLINA - 2.5% (1.6% OF TOTAL INVESTMENTS)

        2,000   Berkeley County School District, South Carolina,                       12/13 at 100.00             AA      2,064,300
                 Installment Purchase Revenue Bonds, Securing Assets
                 for Education, Series 2003, 5.250%, 12/01/24

        4,405   Dorchester County School District 2, South Carolina,                   12/14 at 100.00              A      4,591,816
                 Installment Purchase Revenue Bonds, GROWTH,
                 Series 2004, 5.250%, 12/01/23

        6,500   South Carolina JOBS Economic Development Authority,                    11/12 at 100.00             A-      6,773,975
                 Economic Development Revenue Bonds, Bon Secours
                 Health System Inc., Series 2002A, 5.625%, 11/15/30
------------------------------------------------------------------------------------------------------------------------------------
       12,905   Total South Carolina                                                                                      13,430,091
------------------------------------------------------------------------------------------------------------------------------------

                SOUTH DAKOTA - 0.3% (0.2% OF TOTAL INVESTMENTS)

        1,750   South Dakota Health and Educational Facilities Authority,              11/14 at 100.00             A+      1,844,115
                 Revenue Bonds, Sioux Valley Hospitals, Series 2004A,
                 5.500%, 11/01/31
------------------------------------------------------------------------------------------------------------------------------------

                TENNESSEE - 1.2% (0.8% OF TOTAL INVESTMENTS)

        3,200   Johnson City Health and Educational Facilities Board,                   7/16 at 100.00           BBB+      3,317,088
                 Tennessee, Revenue Bonds, Mountain  States Health
                 Alliance, Series 2006A, 5.500%, 7/01/36

        3,000   Knox County Health, Educational and Housing Facilities                  4/12 at 101.00           Baa3      3,174,210
                 Board, Tennessee, Hospital Revenue Bonds, Baptist
                 Health System of East Tennessee Inc., Series 2002,
                 6.500%, 4/15/31
------------------------------------------------------------------------------------------------------------------------------------
        6,200   Total Tennessee                                                                                            6,491,298
------------------------------------------------------------------------------------------------------------------------------------

                TEXAS - 13.9% (9.1% OF TOTAL INVESTMENTS)

        3,135   Austin Housing Finance Corporation, Texas, GNMA                        12/10 at 105.00            Aaa      3,445,898
                 Collateralized Mortgage Loan Multifamily Housing
                 Revenue Bonds, Santa Maria Village Project, Series
                 2000A, 7.375%, 6/20/35 (Alternative
                 Minimum Tax)


24


    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)        RATINGS (3)      VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TEXAS (continued)

$         635   Clear Creek Independent School District, Galveston and                  2/10 at 100.00            AAA   $    667,474
                 Harris Counties, Texas, Unlimited Tax Schoolhouse and
                 Refunding Bonds, Series 2000, 5.500%, 2/15/22

       18,075   Clear Creek Independent School District, Galveston and                  2/10 at 100.00            AAA     19,200,168
                 Harris Counties, Texas, Unlimited Tax Schoolhouse and
                 Refunding Bonds, Series 2000, 5.500%, 2/15/22
                 (Pre-refunded 2/15/10)

        4,915   Harris County Hospital District, Texas, Revenue                           No Opt. Call            AAA      5,292,374
                 Refunding Bonds, Series 1990, 7.400%, 2/15/10 - AMBAC Insured

        1,885   Harris County Hospital District, Texas, Revenue                           No Opt. Call            AAA      2,004,622
                 Refunding Bonds, Series 1990, 7.400%, 2/15/10 - AMBAC Insured (ETM)

        5,000   Harris County Hospital District, Texas, Revenue                         8/10 at 100.00            AAA      5,397,050
                 Refunding Bonds, Series 2000, 6.000%, 2/15/14 - MBIA Insured

        2,256   Heart of Texas Housing Finance Corporation, GNMA                        6/10 at 105.00            AAA      2,460,326
                 Collateralized Mortgage Loan Revenue Bonds, Robinson
                 Garden Project, Series 2000A, 7.375%, 6/20/35 (Alternative
                 Minimum Tax)

       11,950   Houston, Texas, Junior Lien Water and Sewerage System                     No Opt. Call            AAA      5,422,193
                 Revenue Refunding Bonds, Series 1998A, 0.000%,
                 12/01/22 - FSA Insured (ETM)

        4,680   Houston, Texas, Junior Lien Water and Sewerage System                     No Opt. Call            AAA      2,102,958
                 Revenue Refunding Bonds, Series 1998A, 0.000%, 12/01/22 - FSA Insured

                Kerrville Health Facilities Development Corporation,
                Texas, Revenue Bonds, Sid Peterson
                Memorial Hospital Project, Series 2005:
          800    5.250%, 8/15/21                                                          No Opt. Call           BBB-        816,216
        1,000    5.125%, 8/15/26                                                          No Opt. Call           BBB-        993,680

        1,000   Sabine River Authority, Texas, Pollution Control Revenue               11/15 at 100.00           Baa2      1,020,290
                 Bonds, TXU Electric Company, Series 2001C, 5.200%, 5/01/28

        3,960   Stafford Economic Development Corporation, Texas,                       9/15 at 100.00            AAA      4,301,550
                 Sales Tax Revenue Bonds, Series 2000, 5.500%, 9/01/30 - FGIC Insured

        5,450   Tarrant County Health Facilities Development                           12/10 at 105.00            Aaa      6,085,852
                 Corporation, Texas, GNMA Collateralized Mortgage Loan
                 Revenue Bonds, Eastview Nursing Home, Ebony Lake Nursing
                 Center, Ft. Stockton Nursing Center, Lynnhaven Nursing
                 Center and Mission Oaks Manor, Series 2000A-1, 7.500%, 12/20/22

                Texas Turnpike Authority, First Tier Revenue Bonds,
                Central Texas Turnpike System, Series 2002A:
       10,000    0.000%, 8/15/21 - AMBAC Insured                                          No Opt. Call            AAA      4,804,400
       12,000    0.000%, 8/15/23 - AMBAC Insured                                          No Opt. Call            AAA      5,203,080

        2,500   Tomball Hospital Authority, Texas, Hospital Revenue                     7/15 at 100.00           Baa3      2,488,525
                 Bonds, Tomball Regional Hospital, Series 2005, 5.000%, 7/01/20

        3,965   Tyler Health Facilities Development Corporation, Texas,                11/07 at 102.00            AAA      4,132,085
                 Hospital Revenue Bonds, East Texas Medical Center
                 Regional Healthcare Center, Series 1997C, 5.600%, 11/01/27 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
       93,206   Total Texas                                                                                               75,838,741
------------------------------------------------------------------------------------------------------------------------------------

                VIRGINIA - 0.6% (0.4% OF TOTAL INVESTMENTS)

        1,000   Amherst Industrial Development Authority, Virginia,                     9/16 at 100.00            BBB      1,024,700
                 Revenue Bonds, Sweet Briar College, Series 2006, 5.000%, 9/01/26

        1,935   Virginia Beach Development Authority, Virginia,                        10/14 at 102.00            N/R      2,051,893
                 Multifamily Residential Rental Housing Revenue Bonds,
                 Hamptons and Hampton Court Apartments, Series 1999,
                 7.500%, 10/01/39 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
        2,935   Total Virginia                                                                                             3,076,593
------------------------------------------------------------------------------------------------------------------------------------

                WASHINGTON - 8.7% (5.7% OF TOTAL INVESTMENTS)

       11,345   Chelan County Public Utility District 1, Washington,                      No Opt. Call            AAA      6,081,487
                 Columbia River-Rock Island Hydro-Electric System Revenue
                 Refunding Bonds, Series 1997A, 0.000%, 6/01/19 - MBIA Insured

       17,075   Port of Seattle, Washington, Limited Tax General                       12/10 at 100.00            AAA     18,027,614
                 Obligation Bonds, Series 2000B, 5.750%, 12/01/25
                 (Alternative Minimum Tax)

       16,750   Port of Seattle, Washington, Revenue Bonds, Series                      8/10 at 100.00            AAA     17,777,948
                 2000A, 5.625%, 2/01/30 - MBIA Insured

        5,000   Port of Seattle, Washington, Revenue Bonds, Series                     10/11 at 100.00            AAA      5,303,700
                 2001B, 5.625%, 4/01/17 - FGIC Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       50,170   Total Washington                                                                                          47,190,749
------------------------------------------------------------------------------------------------------------------------------------


25


                            Nuveen Investment Quality Municipal Fund, Inc. (NQM) (continued)

                                    Portfolio of INVESTMENTS April 30, 2006 (Unaudited)



    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)        RATINGS (3)      VALUE
------------------------------------------------------------------------------------------------------------------------------------

                WEST VIRGINIA - 0.9% (0.6% OF TOTAL INVESTMENTS)

$       5,000   Mason County, West Virginia, Pollution Control Revenue                 10/11 at 100.00            BBB   $  5,092,350
                 Bonds, Appalachian Power Company, Series 2003L, 5.500%, 10/01/22
------------------------------------------------------------------------------------------------------------------------------------

                WISCONSIN - 2.5% (1.6% OF TOTAL INVESTMENTS)

        7,490   Badger Tobacco Asset Securitization Corporation,                        6/12 at 100.00            BBB      7,909,290
                 Wisconsin, Tobacco Settlement Asset-Backed Bonds,
                 Series 2002, 6.125%, 6/01/27

          315   Wisconsin Health and Educational Facilities Authority,                  5/16 at 100.00            BBB        305,415
                 Revenue Bonds, Divine Savior Healthcare, Series 2006,
                 5.000%, 5/01/32

                Wisconsin Health and Educational Facilities Authority,
                Revenue Bonds, Eagle River Memorial
                Hospital Inc., Series 2000:
        1,000    5.750%, 8/15/20 - RAAI Insured                                         8/10 at 101.00             AA      1,062,530
        3,000    5.875%, 8/15/30 - RAAI Insured                                         8/10 at 101.00             AA      3,208,230

        1,150   Wisconsin Health and Educational Facilities Authority,                  5/14 at 100.00           BBB+      1,223,106
                 Revenue Bonds, Fort Healthcare Inc., Series 2004,
                 5.750%, 5/01/24
------------------------------------------------------------------------------------------------------------------------------------
       12,955   Total Wisconsin                                                                                           13,708,571
------------------------------------------------------------------------------------------------------------------------------------

                WYOMING - 0.5% (0.3% OF TOTAL INVESTMENTS)

        2,500   Sweetwater County, Wyoming, Solid Waste Disposal                       12/15 at 100.00           BBB-      2,611,700
                 Revenue Bonds, FMC Corporation, Series 2005, 5.600%,
                 12/01/35 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
$     837,066   Total Investments (cost $788,580,628) - 153.3%                                                           834,359,114
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.0%                                                                      10,806,236
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value  - (55.3)%                                                      (301,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $ 544,165,350
                ====================================================================================================================


                      (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                      (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                      (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                      (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                      (5) On December 9, 2002, UAL Corporation, the holding company of United Air Lines, Inc., filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.

                     N/R     Not rated.

                   WI/DD Purchased on a when-issued or delayed delivery basis.

                    (ETM)    Escrowed to maturity.

                                 See accompanying notes to financial statements.
26


                            Nuveen Select Quality Municipal Fund, Inc. (NQS)

                            Portfolio of
                                       INVESTMENTS April 30, 2006 (Unaudited)




    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)        RATINGS (3)      VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ALABAMA - 4.0% (2.6% OF TOTAL INVESTMENTS)

$       4,000   Jefferson County, Alabama, Sewer Revenue Capital                          2/09 at 101.00         AAA    $  4,208,760
                 Improvement Warrants, Series 1999A, 5.375%, 2/01/36
                 (Pre-refunded 2/01/09) - FGIC Insured

       10,000   Lauderdale County and Florence Health Authority,                          7/10 at 102.00         AAA      10,922,800
                 Alabama, Revenue Bonds, Coffee Health Group,
                 Series 2000A, 6.000%, 7/01/29 - MBIA Insured

        5,155   Phenix City Industrial Development Board, Alabama,                        5/12 at 100.00         BBB       5,523,067
                 Environmental Improvement Revenue Bonds,
                 MeadWestvaco Corporation, Series 2002A, 6.350%,
                 5/15/35 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       19,155   Total Alabama                                                                                             20,654,627
------------------------------------------------------------------------------------------------------------------------------------

                ALASKA - 0.4% (0.2% OF TOTAL INVESTMENTS)

        2,000   Kenai Peninsula Borough, Alaska, Revenue Bonds,                           8/13 at 100.00         Aaa       2,072,740
                 Central Kenai Peninsula Hospital Service Area,
                 Series 2003, 5.000%, 8/01/23 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------

                ARIZONA - 0.8% (0.5% OF TOTAL INVESTMENTS)

        3,750   Salt River Project Agricultural Improvement and Power                    12/13 at 100.00         AAA       3,899,850
                 District, Arizona, Electric System Revenue Bonds, Series
                 2003, 5.000%, 12/01/18 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------

                ARKANSAS - 1.0% (0.7% OF TOTAL INVESTMENTS)

        4,500   Little Rock, Arkansas, Hotel and Restaurant Gross                           No Opt. Call          A3       5,258,745
                 Receipts Tax Refunding Bonds, Series 1993, 7.375%, 8/01/15
------------------------------------------------------------------------------------------------------------------------------------

                CALIFORNIA - 4.0% (2.6% OF TOTAL INVESTMENTS)

                Calexico Unified School District, Imperial County,
                California, General Obligation Bonds,
                Series 2005B:
        3,685    0.000%, 8/01/31 - FGIC Insured                                             No Opt. Call         AAA       1,044,034
        4,505    0.000%, 8/01/33 - FGIC Insured                                             No Opt. Call         AAA       1,152,875

          550   California Pollution Control Financing Authority,                         4/11 at 102.00         AAA         580,712
                 Remarketed Revenue Bonds, Pacific Gas and Electric
                 Company, Series 1996A, 5.350%, 12/01/16 - MBIA
                 Insured (Alternative Minimum Tax)

        1,000   Coachella Valley Unified School District, Riverside                         No Opt. Call         AAA         297,540
                 County, California, General Obligation Bonds, Series
                 2005A, 0.000%, 8/01/30 - FGIC Insured

                Colton Joint Unified School District, San Bernardino
                County, California, General Obligation
                Bonds, Series 2006C:
        3,200    0.000%, 2/01/30 - FGIC Insured                                            2/15 at 45.69         AAA         932,960
        6,800    0.000%, 2/01/35 - FGIC Insured                                            2/15 at 34.85         AAA       1,507,152

                Cupertino Union School District, Santa Clara County,
                California, General Obligation Bonds,
                Series 2003B:
        8,100    0.000%, 8/01/24 - FGIC Insured                                            8/13 at 58.68         AAA       3,235,383
       11,430    0.000%, 8/01/27 - FGIC Insured                                            8/13 at 49.98         AAA       3,840,366

        1,045   Lake Tahoe Unified School District, El Dorado County,                       No Opt. Call         Aaa         306,154
                 California, General Obligation Bonds, Series 2001B,
                 0.000%, 8/01/31 - MBIA Insured

        5,000   Placentia-Yorba Linda Unified School District, Orange                       No Opt. Call         AAA       1,193,450
                 County, California, Certificates of Participation, Series
                 2006, 0.000%, 10/01/34 - FGIC Insured

        5,000   Riverside County Asset Leasing Corporation, California,                     No Opt. Call         AAA       1,947,600
                 Leasehold Revenue Bonds, Riverside County Hospital
                 Project, Series 1997, 0.000%, 6/01/25 - MBIA Insured

       12,615   San Joaquin Hills Transportation Corridor Agency,                           No Opt. Call         AAA       2,995,936
                 Orange County, California, Toll Road Revenue Refunding
                 Bonds, Series 1997A, 0.000%, 1/15/35 - MBIA Insured

        5,000   Santa Monica Community College District, Los Angeles                       8/15 at 58.08         AAA       1,781,350
                 County, California, General Obligation Bonds, Series
                 2005C, 0.000%, 8/01/26 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
       67,930   Total California                                                                                          20,815,512
------------------------------------------------------------------------------------------------------------------------------------


27


                            Nuveen Select Quality Municipal Fund, Inc. (NQS) (continued)
                                    Portfolio of INVESTMENTS April 30, 2006 (Unaudited)




    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)        RATINGS (3)      VALUE
------------------------------------------------------------------------------------------------------------------------------------

                COLORADO - 10.4% (6.8% OF TOTAL INVESTMENTS)

$      11,000   Colorado Department of Transportation, Revenue                            6/10 at 100.50         AAA    $ 11,984,170
                 Anticipation Bonds, Series 2000, 6.000%, 6/15/15
                 (Pre-refunded 6/15/10) - AMBAC Insured

        9,250   Colorado Health Facilities Authority, Remarketed                          7/06 at 102.00         AAA       9,462,935
                 Revenue Bonds, Kaiser Permanente System,Series
                 1994A, 5.350%, 11/01/16 (ETM)

       16,995   Denver City and County, Colorado, Airport System                         11/10 at 100.00         AAA      17,905,591
                 Revenue Refunding Bonds, Series 2000A, 5.625%,
                 11/15/23 - AMBAC Insured (Alternative Minimum Tax)

        1,500   Denver Convention Center Hotel Authority, Colorado,                      11/16 at 100.00         AAA       1,457,010
                 Senior Revenue Bonds, Convention Center Hotel, Series
                 2006, 4.625%, 12/01/30 (WI/DD, Settling 5/02/06) - XLCA Insured

                E-470 Public Highway Authority, Colorado, Senior
                Revenue Bonds, Series 1997B:
        1,045    0.000%, 9/01/23 - MBIA Insured                                             No Opt. Call         AAA         450,604
        8,515    0.000%, 9/01/25 - MBIA Insured                                             No Opt. Call         AAA       3,300,840

        7,500   E-470 Public Highway Authority, Colorado, Senior                            No Opt. Call         AAA       2,368,275
                 Revenue Bonds, Series 2000B, 0.000%, 9/01/29 - MBIA Insured

       13,000   E-470 Public Highway Authority, Colorado, Toll Revenue                     9/20 at 45.40         AAA       2,850,640
                 Bonds, Series 2004B, 0.000%, 9/01/34 - MBIA Insured

       12,355   Northwest Parkway Public Highway Authority, Colorado,                      6/11 at 40.52         AAA       3,934,820
                 Senior Lien Revenue Bonds, Series 2001B, 0.000%,
                 6/15/26 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
       81,160   Total Colorado                                                                                            53,714,885
------------------------------------------------------------------------------------------------------------------------------------

                CONNECTICUT - 1.8% (1.2% OF TOTAL INVESTMENTS)

        9,285   Connecticut Development Authority, Health Facilities                      8/06 at 100.00         N/R       9,311,741
                 Revenue Refunding Bonds, Alzheimer's Resource
                 Center of Connecticut Inc., Series 1994A, 7.250%, 8/15/21
------------------------------------------------------------------------------------------------------------------------------------

                DISTRICT OF COLUMBIA - 3.2% (2.1% OF TOTAL INVESTMENTS)

        3,045   District of Columbia Tobacco Settlement Corporation,                      5/11 at 101.00         BBB       3,224,716
                 Tobacco Settlement Asset-Backed Bonds, Series 2001,
                 6.250%, 5/15/24

                District of Columbia, General Obligation Bonds, Series 1998B:
        5,000    6.000%, 6/01/19 - MBIA Insured                                             No Opt. Call         AAA       5,786,800
        7,265    5.250%, 6/01/26 - FSA Insured                                            6/08 at 101.00        AAA        7,500,241
------------------------------------------------------------------------------------------------------------------------------------
       15,310   Total District of Columbia                                                                                16,511,757
------------------------------------------------------------------------------------------------------------------------------------

                FLORIDA - 1.6% (1.1% OF TOTAL INVESTMENTS)

                Lee County, Florida, Airport Revenue Bonds, Series 2000A:
        3,075    5.875%, 10/01/18 - FSA Insured (Alternative Minimum Tax)                10/10 at 101.00         AAA       3,293,356
        4,860    5.875%, 10/01/19 - FSA Insured (Alternative Minimum Tax)                10/10 at 101.00         AAA       5,205,109
------------------------------------------------------------------------------------------------------------------------------------
        7,935   Total Florida                                                                                              8,498,465
------------------------------------------------------------------------------------------------------------------------------------

                GEORGIA - 0.8% (0.5% OF TOTAL INVESTMENTS)

        3,750   Atlanta, Georgia, Airport General Revenue Bonds, Series                   1/10 at 101.00         AAA       3,911,738
                 2000B, 5.625%, 1/01/30 - FGIC Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

                ILLINOIS - 15.7% (10.4% OF TOTAL INVESTMENTS)

        7,555   Chicago Board of Education, Illinois, Unlimited Tax                      12/07 at 102.00         AAA       7,829,247
                 General Obligation Bonds, Dedicated Tax Revenues,
                 Series 1997A, 5.250%, 12/01/27 - AMBAC Insured

                Chicago Board of Education, Illinois, Unlimited Tax
                General Obligation Bonds, Dedicated Tax
                Revenues, Series 1997:
        4,000    5.750%, 12/01/20 (Pre-refunded 12/01/07) - AMBAC Insured                12/07 at 102.00         AAA       4,203,160
        9,230    5.750%, 12/01/27 (Pre-refunded 12/01/07) - AMBAC Insured                12/07 at 102.00         AAA       9,698,792
        1,070    5.750%, 12/01/27 (Pre-refunded 12/01/07) - AMBAC Insured                12/07 at 102.00         AAA       1,124,345

                Chicago Board of Education, Illinois, Unlimited Tax
                General Obligation Bonds, Dedicated Tax
                Revenues, Series 1998B-1:
        3,665    0.000%, 12/01/25 - FGIC Insured                                            No Opt. Call         AAA       1,416,926
        1,375    0.000%, 12/01/31 - FGIC Insured                                            No Opt. Call         AAA         388,328

        5,865   Chicago, Illinois, General Obligation Bonds,                              7/10 at 101.00         AAA       6,531,616
                 Neighborhoods Alive 21 Program, Series 2000A, 6.500%,
                 1/01/35 (Pre-refunded 7/01/10) - FGIC Insured


28



    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)        RATINGS (3)      VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ILLINOIS (continued)

$         570   Chicago, Illinois, General Obligation Refunding Bonds,                    1/08 at 100.00         AAA    $    579,052
                 Series 1996B, 5.125%, 1/01/25 - FGIC Insured

       15,000   Chicago, Illinois, Second Lien Passenger Facility Charge                  1/11 at 101.00         AAA      15,425,999
                 Revenue Bonds, O'Hare International Airport, Series
                 2001A, 5.375%, 1/01/32 - AMBAC Insured (Alternative Minimum Tax)

                Chicago, Illinois, Second Lien Passenger Facility Charge
                Revenue Bonds, O'Hare International
                Airport, Series 2001C:
        3,770    5.100%, 1/01/26 - AMBAC Insured (Alternative Minimum Tax)                1/11 at 101.00         AAA       3,828,699
        5,460    5.250%, 1/01/32 - AMBAC Insured (Alternative Minimum Tax)                1/11 at 101.00         AAA       5,573,623

       10,000   Illinois Health Facilities Authority, Revenue Bonds,                      5/12 at 100.00        Baa2      10,463,900
                 Condell Medical Center, Series 2002, 5.750%, 5/15/22

        2,000   Illinois Health Facilities Authority, Revenue Bonds,                      2/11 at 102.00         Aaa       2,129,180
                 Midwest Care Center I Inc., Series 2001, 5.950%, 2/20/36

        8,945   Lake and McHenry Counties Community Unit School                            1/15 at 74.44         Aaa       4,294,584
                 District 118, Wauconda, Illinois, General Obligation
                 Bonds, Series 2005B, 0.000%, 1/01/21 - FSA Insured

                Metropolitan Pier and Exposition Authority, Illinois,
                Revenue Bonds, McCormick Place Expansion
                Project, Series 2002A:
        4,500    0.000%, 12/15/23 - MBIA Insured                                            No Opt. Call         AAA       1,929,915
        2,920    5.000%, 12/15/28 - MBIA Insured                                          6/12 at 101.00         AAA       2,996,416
        1,100    0.000%, 12/15/35 - MBIA Insured                                            No Opt. Call         AAA         255,497

        7,500   Valley View Public Schools, Community Unit School                           No Opt. Call         AAA       2,900,250
                 District 365U of Will County, Illinois, General Obligation
                 Bonds, Series 2005, 0.000%, 11/01/25 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
       94,525   Total Illinois                                                                                            81,569,529
------------------------------------------------------------------------------------------------------------------------------------

                INDIANA - 1.8% (1.2% OF TOTAL INVESTMENTS)

          900   Indiana Housing Finance Authority, Single Family                          1/10 at 100.00         Aaa         929,619
                 Mortgage Revenue Bonds, Series 2000D-3, 5.950%,
                 7/01/26 (Alternative Minimum Tax)

        7,660   St. Joseph County Hospital Authority, Indiana, Revenue                    2/11 at 100.00         AAA       8,256,867
                 Bonds, Memorial Health System, Series 2000, 5.625%,
                 8/15/33 (Pre-refunded 2/15/11) - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
        8,560   Total Indiana                                                                                              9,186,486
------------------------------------------------------------------------------------------------------------------------------------

                KANSAS - 1.7% (1.1% OF TOTAL INVESTMENTS)

        5,000   Burlington, Kansas, Environmental Improvement Revenue                     9/15 at 100.00          A3       5,036,200
                 Bonds, Kansas City Power and Light Company Project,
                 Series 1998A, 4.750%, 9/01/15 (Mandatory put 10/01/07)

        3,790   Kansas Department of Transportation, Highway Revenue                      3/14 at 100.00         AA+       3,937,924
                 Bonds, Series 2004A, 5.000%, 3/01/23
------------------------------------------------------------------------------------------------------------------------------------
        8,790   Total Kansas                                                                                               8,974,124
------------------------------------------------------------------------------------------------------------------------------------

                KENTUCKY - 0.5% (0.4% OF TOTAL INVESTMENTS)

        2,795   Lakeland Wesley Village Inc., Kentucky, FHA-Insured                       5/06 at 100.00         N/R       2,822,139
                 Section 8 Assisted Multifamily Housing Mortgage
                 Revenue Refunding Bonds, Lakeland Wesley Village I
                 Elderly Project, Series 1991, 7.500%, 11/01/21
------------------------------------------------------------------------------------------------------------------------------------

                MARYLAND - 1.6% (1.0% OF TOTAL INVESTMENTS)

        7,500   Maryland Health and Higher Educational Facilities                         7/09 at 101.00        AA (4)     8,077,425
                 Authority, Revenue Bonds, Johns Hopkins University,
                 Series 1999, 6.000%, 7/01/39 (Pre-refunded 7/01/09)
------------------------------------------------------------------------------------------------------------------------------------

                MASSACHUSETTS - 0.9% (0.6% OF TOTAL INVESTMENTS)

        3,545   Boston Housing Development Corporation,                                   7/06 at 100.00         AAA       3,546,560
                 Massachusetts, FHA-Insured Section 8 Mortgage Loan
                 Project Bonds, Series 1994A, 5.500%, 7/01/24 - MBIA Insured

        1,045   Massachusetts Educational Finance Authority, Student                     12/09 at 101.00         AAA       1,062,932
                 Loan Revenue Refunding Bonds, Series 2000G, 5.700%,
                 12/01/11 - MBIA Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
        4,590   Total Massachusetts                                                                                        4,609,492
------------------------------------------------------------------------------------------------------------------------------------

29


                            Nuveen Select Quality Municipal Fund, Inc. (NQS) (continued)

                                    Portfolio of INVESTMENTS April 30, 2006 (Unaudited)




    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)        RATINGS (3)      VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MICHIGAN - 8.7% (5.7% OF TOTAL INVESTMENTS)

$      10,000   Detroit, Michigan, Sewerage Disposal System Revenue                       1/10 at 101.00         AAA    $ 10,772,700
                 Bonds, Series 1999A, 5.750%, 7/01/26  (Pre-refunded
                 1/01/10) - FGIC Insured

        3,625   Fowlerville Community Schools, Ingham, Livingston and                     5/07 at 100.00         AAA       3,694,636
                 Shiawassee Counties, Michigan, School Building and
                 Site Bonds, Series 1996, 5.600%, 5/01/26 (Pre-refunded
                 5/01/07) - MBIA Insured

        6,475   Michigan State Hospital Finance Authority, Hospital                      11/09 at 101.00         AAA       6,951,301
                 Revenue Bonds, Ascension Health Credit Group, Series
                 1999A, 5.750%, 11/15/16 (Pre-refunded 11/15/09) - MBIA Insured

        3,275   Michigan State Hospital Finance Authority, Revenue                        8/06 at 100.00         BB-       3,276,572
                 Refunding Bonds, Detroit Medical Center Obligated Group,
                 Series 1993A, 6.500%, 8/15/18

        6,000   Michigan Strategic Fund, Collateralized Limited                           9/11 at 100.00          A3       6,222,780
                 Obligation Pollution Control Revenue Refunding Bonds,
                 Fixed Rate Conversion, Detroit Edison Company, Series
                 1999C, 5.650%, 9/01/29 (Alternative Minimum Tax)

        7,500   Michigan Strategic Fund, Limited Obligation Revenue                      12/12 at 100.00         AAA       7,858,575
                 Refunding Bonds, Detroit Edison Company, Series 2002C,
                 5.450%, 12/15/32 - XLCA Insured (Alternative Minimum Tax)

        5,900   Royal Oak Hospital Finance Authority, Michigan,                          11/11 at 100.00         AAA       6,082,841
                 Hospital Revenue Bonds, William Beaumont Hospital,
                 Series 2001M, 5.250%, 11/15/35 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
       42,775   Total Michigan                                                                                            44,859,405
------------------------------------------------------------------------------------------------------------------------------------

                MINNESOTA - 2.0% (1.3% OF TOTAL INVESTMENTS)

        7,000   Minneapolis-St. Paul Metropolitan Airports Commission,                    1/11 at 100.00         AAA       7,277,620
                 Minnesota, Airport Revenue Bonds, Series 2001A,
                 5.250%, 1/01/32 - FGIC Insured

        3,025   Minnesota Housing Finance Agency, Single Family                           7/09 at 100.00         AA+       3,061,421
                 Mortgage Revenue Bonds, Series 2000C, 6.100%,
                 7/01/30 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       10,025   Total Minnesota                                                                                           10,339,041
------------------------------------------------------------------------------------------------------------------------------------

                MISSISSIPPI - 0.5% (0.3% OF TOTAL INVESTMENTS)

        2,475   Mississippi Hospital Equipment and Facilities Authority,                  9/14 at 100.00         N/R       2,472,773
                 Revenue Bonds, Baptist Memorial Healthcare, Series
                 2004B-1, 5.000%, 9/01/24
------------------------------------------------------------------------------------------------------------------------------------

                MISSOURI - 0.6% (0.4% OF TOTAL INVESTMENTS)

        5,000   Kansas City Municipal Assistance Corporation, Missouri,                     No Opt. Call         AAA       1,679,200
                 Leasehold Revenue Bonds, Series 2004B-1, 0.000%,
                 4/15/28 - AMBAC Insured

        1,500   Missouri-Illinois Metropolitan District Bi-State                         10/13 at 100.00         AAA       1,544,460
                 Development Agency, Mass Transit Sales Tax
                 Appropriation Bonds, Metrolink Cross County Extension
                 Project, Series 2002B, 5.000%, 10/01/32 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
        6,500   Total Missouri                                                                                             3,223,660
------------------------------------------------------------------------------------------------------------------------------------

                NEBRASKA - 0.2% (0.1% OF TOTAL INVESTMENTS)

          530   Nebraska Investment Finance Authority, Single Family                      9/06 at 100.75         AAA         534,267
                 Housing Revenue Bonds, Series 1995A, 6.800%,
                 3/01/35 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

                NEVADA - 6.8% (4.5% OF TOTAL INVESTMENTS)

        4,885   Clark County, Nevada, Limited Tax General Obligation                      7/10 at 100.00          AA       5,164,862
                 Bank Bonds, Series 2000, 5.500%, 7/01/18

        7,500   Clark County, Nevada, Subordinate Lien Airport Revenue                    7/10 at 101.00         AAA       8,205,750
                 Bonds, Series 1999A, 6.000%, 7/01/29 (Pre-refunded 7/01/10) -
                 MBIA Insured

                Director of Nevada State Department of Business and
                Industry, Revenue Bonds, Las Vegas
                Monorail Project, First Tier, Series 2000:
        1,950    5.625%, 1/01/32 - AMBAC Insured                                          1/10 at 102.00         AAA       2,085,350
        2,000    5.375%, 1/01/40 - AMBAC Insured                                          1/10 at 100.00         AAA       2,072,920

       10,750   Truckee Meadows Water Authority, Nevada, Water                            7/11 at 100.00         AAA      11,229,772
                 Revenue Bonds, Series 2001A, 5.250%, 7/01/34 - FSA Insured

        6,000   Washoe County, Nevada, Reno-Sparks Convention and                         1/10 at 100.00         AAA       6,534,540
                 Visitors Authority, Limited Tax General Obligation Bonds,
                 Series 1999A, 6.375%, 7/01/23 (Pre-refunded 1/01/10) - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
       33,085   Total Nevada                                                                                              35,293,194
------------------------------------------------------------------------------------------------------------------------------------

30


    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)        RATINGS (3)      VALUE
------------------------------------------------------------------------------------------------------------------------------------

                NEW JERSEY - 6.4% (4.2% OF TOTAL INVESTMENTS)

$       2,400   New Jersey Health Care Facilities Financing Authority,                    7/10 at 101.00        BBB-    $  2,645,232
                 Revenue Bonds, Trinitas Hospital Obligated Group,
                 Series 2000, 7.500%, 7/01/30

       17,670   New Jersey Housing and Mortgage Finance Agency,                          10/10 at 100.00         AAA      18,349,057
                 Home Buyer Program Revenue Bonds, Series 2000CC,
                 5.850%, 10/01/25 - MBIA Insured (Alternative Minimum Tax)

        3,000   New Jersey Housing and Mortgage Finance Agency,                          11/07 at 101.50         AAA       3,106,080
                 Multifamily Housing Revenue Bonds, Series1997A,
                 5.550%, 5/01/27 - AMBAC Insured (Alternative Minimum Tax)

        8,855   Tobacco Settlement Financing Corporation, New Jersey,                     6/12 at 100.00         BBB       9,187,859
                 Tobacco Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32
------------------------------------------------------------------------------------------------------------------------------------
       31,925   Total New Jersey                                                                                          33,288,228
------------------------------------------------------------------------------------------------------------------------------------

                NEW MEXICO - 4.6% (3.1% OF TOTAL INVESTMENTS)

        8,500   Farmington, New Mexico, Pollution Control Revenue                        10/06 at 101.00         BBB       8,629,540
                 Refunding Bonds, Public Service Company of New Mexico -
                 San Juan Project, Series 1997B, 5.800%, 4/01/22

                New Mexico Hospital Equipment Loan Council, Hospital
                Revenue Bonds, Presbyterian Healthcare
                Services, Series 2001A:
        8,000    5.500%, 8/01/25 (Pre-refunded 8/01/11)                                   8/11 at 101.00         AA- (4)   8,667,200
        6,200    5.500%, 8/01/30 (Pre-refunded 8/01/11)                                   8/11 at 101.00         AA- (4)   6,717,080
------------------------------------------------------------------------------------------------------------------------------------
       22,700   Total New Mexico                                                                                          24,013,820
------------------------------------------------------------------------------------------------------------------------------------

                NEW YORK - 13.8% (9.1% OF TOTAL INVESTMENTS)

        5,650   Dormitory Authority of the State of New York,                             8/09 at 101.00         AAA       5,936,851
                 Improvement Revenue Bonds, Mental Health Services
                 Facilities, Series 1999D, 5.250%, 8/15/24 - FSA Insured

       10,000   Dormitory Authority of the State of New York, New York                    5/10 at 101.00         A+ (4)   10,943,200
                 City, Lease Revenue Bonds, Court Facilities, Series 1999,
                 6.000%, 5/15/39 (Pre-refunded 5/15/10)

        7,000   Metropolitan Transportation Authority, New York, State                    7/12 at 100.00         AA-       7,260,260
                 Service Contract Refunding Bonds, Series 2002A, 5.125%, 1/01/29

        5,000   New York City Municipal Water Finance Authority, New                      6/09 at 101.00         AAA       5,148,100
                 York, Water and Sewerage System Revenue Bonds, Fiscal
                 Series 1999B, 5.000%, 6/15/29 - FSA Insured

        6,000   New York City Municipal Water Finance Authority, New                      6/09 at 101.00         AAA       6,370,980
                 York, Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2000A, 5.500%, 6/15/32 (Pre-refunded 6/15/09) - FGIC Insured

        2,255   New York City Transit Authority, New York, Metropolitan                   1/10 at 101.00         AAA       2,436,505
                 Transportation Authority, Triborough Bridge and Tunnel
                 Authority, Certificates of Participation, Series 2000A, 5.750%,
                 1/01/20 (Pre-refunded 1/01/10) -AMBAC Insured

        9,750   New York City Transitional Finance Authority, New York,                   5/10 at 101.00         AAA      10,669,620
                 Future Tax Secured Bonds, Fiscal Series 2000B, 6.000%,
                 11/15/29 (Pre-refunded 5/15/10)

        9,290   New York City, New York, General Obligation Bonds,                       10/07 at 101.00         Aaa       9,686,033
                 Fiscal Series 1997G, 6.000%, 10/15/26 (Pre-refunded 10/15/07)

        5,400   New York State Mortgage Agency, Homeowner                                 3/09 at 101.00         Aa1       5,511,078
                 Mortgage Revenue Bonds, Series 79, 5.300%, 4/01/29
                 (Alternative Minimum Tax)

        7,545   New York State Urban Development Corporation, Senior                      7/06 at 102.00         AAA       7,717,026
                 Lien Corporate Purpose Bonds, Series 1996, 5.500%, 7/01/26
------------------------------------------------------------------------------------------------------------------------------------
       67,890   Total New York                                                                                            71,679,653
------------------------------------------------------------------------------------------------------------------------------------

                NORTH CAROLINA - 3.6% (2.4% OF TOTAL INVESTMENTS)

       18,555   North Carolina Eastern Municipal Power Agency, Power                      7/06 at 100.00         AAA      18,579,862
                 System Revenue Refunding Bonds, Series 1993B, 5.500%,
                 1/01/17 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------

                NORTH DAKOTA - 2.1% (1.4% OF TOTAL INVESTMENTS)

       10,490   Grand Forks, North Dakota, Sales Tax Revenue Bonds,                      12/07 at 100.00         AAA      10,812,043
                 Aurora Project, Series 1997A, 5.625%, 12/15/29
                 (Pre-refunded 12/15/07) - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------

31


                            Nuveen Select Quality Municipal Fund, Inc. (NQS) (continued)

                                    Portfolio of INVESTMENTS April 30, 2006 (Unaudited)




    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)        RATINGS (3)      VALUE
------------------------------------------------------------------------------------------------------------------------------------

                OHIO - 2.2% (1.5% OF TOTAL INVESTMENTS)

                Montgomery County, Ohio, Hospital Facilities Revenue
                Bonds, Kettering Medical Center,
                Series 1999:
$       5,000    6.750%, 4/01/18 (Pre-refunded 4/01/10)                                   4/10 at 101.00         A (4)  $  5,571,250
        5,000    6.750%, 4/01/22 (Pre-refunded 4/01/10)                                   4/10 at 101.00         A (4)     5,571,250

          335   Ohio Housing Finance Agency, GNMA Mortgage-Backed                         8/10 at 100.00         Aaa         337,231
                 Securities Program Residential Mortgage Revenue Bonds,
                 Series 2000C, 6.050%, 3/01/32 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       10,335   Total Ohio                                                                                                11,479,731
------------------------------------------------------------------------------------------------------------------------------------

                OKLAHOMA - 2.5% (1.7% OF TOTAL INVESTMENTS)

        1,030   Central Oklahoma Transportation and Parking Authority,                    7/06 at 100.00         AAA       1,032,833
                 Oklahoma City, Parking System Revenue Refunding Bonds,
                 Series 1996, 5.300%, 7/01/12 (Pre-refunded 7/01/06) - FSA Insured

        2,235   Oklahoma Development Finance Authority, Revenue                           2/14 at 100.00          AA       2,284,796
                 Bonds, St. John Health System, Series 2004, 5.000%, 2/15/24

       10,000   Tulsa Municipal Airport Trust, Oklahoma, Revenue                         12/08 at 100.00          B-       9,839,100
                 Refunding Bonds, American Airlines Inc., Series 2001B,
                 5.650%, 12/01/35 (Mandatory put 12/01/08) (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       13,265   Total Oklahoma                                                                                            13,156,729
------------------------------------------------------------------------------------------------------------------------------------

                PENNSYLVANIA - 0.0% (0.0% OF TOTAL INVESTMENTS)

           95   Delaware River Port Authority, New Jersey and                             1/10 at 100.00         AAA         101,225
                 Pennsylvania, Revenue Bonds, Series 1999, 5.750%, 1/01/15 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------

                PUERTO RICO - 0.5% (0.3% OF TOTAL INVESTMENTS)

        3,000   Puerto Rico Public Buildings Authority, Guaranteed                        7/17 at 100.00         AAA       2,340,870
                 Government Facilities Revenue Refunding Bonds, Series
                 2002D, 0.000%, 7/01/31 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

                SOUTH CAROLINA - 9.3% (6.2% OF TOTAL INVESTMENTS)

                Greenville County School District, South Carolina,
                Installment Purchase Revenue Bonds,
                Series 2002:
        5,500    6.000%, 12/01/21 (Pre-refunded 12/01/12)                                12/12 at 101.00         AA- (4)   6,190,305
        4,500    6.000%, 12/01/21 (Pre-refunded 12/01/12)                                12/12 at 101.00         AA- (4)   5,064,795

        3,750   Greenwood County, South Carolina, Hospital Revenue                       10/11 at 100.00           A       3,869,400
                 Bonds, Self Memorial Hospital, Series 2001, 5.500%, 10/01/31

        2,500   Lexington County Health Service District, South Carolina,                11/13 at 100.00           A       2,636,150
                 Hospital Revenue Refunding and Improvement Bonds,
                 Series 2003, 5.750%, 11/01/28

        2,825   Medical University Hospital Authority, South Carolina,                    8/14 at 100.00         AAA       2,990,234
                 FHA-Insured Mortgage Revenue Bonds, Series 2004A,
                 5.250%, 2/15/22 - MBIA Insured

       21,565   Piedmont Municipal Power Agency, South Carolina,                            No Opt. Call         AAA       6,636,844
                 Electric Revenue Bonds, Series 2004A-2, 0.000%, 1/01/30 -
                 AMBAC Insured

        1,325   South Carolina Housing Finance and Development                            6/10 at 100.00         Aaa       1,355,025
                 Authority, Mortgage Revenue Bonds, Series 2000A-2,
                 6.000%, 7/01/20 - FSA Insured (Alternative Minimum Tax)

                Tobacco Settlement Revenue Management Authority,
                South Carolina, Tobacco Settlement
                Asset-Backed Bonds, Series 2001B:
       11,530    6.000%, 5/15/22                                                          5/11 at 101.00         BBB      12,079,059
        4,000    6.375%, 5/15/28                                                          5/11 at 101.00         BBB       4,274,640
        3,000    6.375%, 5/15/30                                                            No Opt. Call         BBB       3,336,960
------------------------------------------------------------------------------------------------------------------------------------
       60,495   Total South Carolina                                                                                      48,433,412
------------------------------------------------------------------------------------------------------------------------------------

                SOUTH DAKOTA - 2.2% (1.5% OF TOTAL INVESTMENTS)

        5,875   Sioux Falls, South Dakota, Industrial Revenue Refunding                  10/14 at 100.00         AAA       7,175,138
                 Bonds, Great Plains Hotel Corporation, Series 1989,
                 8.500%, 11/01/16 (Pre-refunded 10/15/14) (Alternative Minimum Tax)

        2,500   South Dakota Education Loans Inc., Revenue Bonds,                         6/08 at 102.00          A2       2,599,850
                 Subordinate Series 1998-1K, 5.600%, 6/01/20 (Alternative Minimum Tax)

        1,750   South Dakota Health and Educational Facilities Authority,                11/14 at 100.00          A+       1,844,115
                 Revenue Bonds, Sioux Valley Hospitals, Series 2004A, 5.500%, 11/01/31
------------------------------------------------------------------------------------------------------------------------------------
       10,125   Total South Dakota                                                                                        11,619,103
------------------------------------------------------------------------------------------------------------------------------------

32


    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)        RATINGS (3)      VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TENNESSEE - 6.7% (4.4% OF TOTAL INVESTMENTS)

$       5,000   Knox County Health, Educational and Housing Facilities                    4/12 at 101.00        Baa3    $  5,290,350
                 Board, Tennessee, Hospital Revenue Bonds, Baptist
                 Health System of East Tennessee Inc., Series 2002, 6.500%, 4/15/31

       20,060   Knox County Health, Educational and Housing Facilities                     1/13 at 80.49         AAA      11,772,010
                 Board, Tennessee, Hospital Revenue Refunding Bonds,
                 Covenant Health, Series 2002A, 0.000%, 1/01/17 - FSA Insured

       12,500   Metropolitan Government of Nashville-Davidson County                     11/09 at 101.00         AAA      13,468,750
                 Health and Educational Facilities Board, Tennessee,
                 Revenue Bonds, Ascension Health Credit Group, Series
                 1999A, 5.875%, 11/15/28 (Pre-refunded 11/15/09) - AMBAC Insured

                Tennessee Housing Development Agency,
                Homeownership Program Bonds, Series 2000-1:
        1,785    5.750%, 7/01/10 (Alternative Minimum Tax)                                  No Opt. Call          AA       1,799,905
        2,145    6.000%, 7/01/13 - MBIA Insured (Alternative Minimum Tax)                 7/10 at 101.00         AAA       2,166,793
------------------------------------------------------------------------------------------------------------------------------------
       41,490   Total Tennessee                                                                                           34,497,808
------------------------------------------------------------------------------------------------------------------------------------

                TEXAS - 14.6% (9.6% OF TOTAL INVESTMENTS)

        5,110   Brazos River Authority, Texas, Pollution Control Revenue                  4/13 at 101.00        Baa2       5,981,204
                 Refunding Bonds, TXU Electric Company, Series 1999C,
                 7.700%, 3/01/32 (Alternative Minimum Tax)

        7,925   Brazos River Authority, Texas, Pollution Control Revenue                  5/36 at 100.00        Baa2       8,403,908
                 Refunding Bonds, TXU Electric Company, Series 2001C,
                 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)

        4,500   Brazos River Authority, Texas, Revenue Bonds, Reliant                    12/08 at 102.00        BBB-       4,880,565
                 Energy Inc., Series 1999B, 7.750%, 12/01/18

        4,080   Central Texas Regional Mobility Authority, Travis and                     1/15 at 100.00         AAA       4,161,722
                 Williamson Counties, Toll Road Revenue Bonds, Series
                 2005, 5.000%, 1/01/35 - FGIC Insured

        5,500   Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax                  12/11 at 100.00         AAA       5,600,375
                 Revenue Bonds, Series 2001, 5.000%, 12/01/31 - AMBAC Insured

        2,000   Ennis Independent School District, Ellis County, Texas,                    8/16 at 54.64         Aaa         630,900
                 General Obligation Bonds, Series 2006, 0.000%, 8/15/28

        1,550   Gulf Coast Waste Disposal Authority, Texas, Waste                         4/11 at 101.00        BBB-       1,671,458
                 Disposal Revenue Bonds, Valero Energy Corporation,
                 Series 2001, 6.650%, 4/01/32 (Alternative Minimum Tax)

        5,000   Houston Community College, Texas, Limited Tax General                     2/13 at 100.00         AAA       5,131,400
                 Obligation Bonds, Series 2003, 5.000%, 2/15/26 - AMBAC Insured

        4,590   Houston, Texas, Subordinate Lien Airport System                           7/10 at 100.00         AAA       4,828,818
                 Revenue Bonds, Series 2000A, 5.625%, 7/01/30 - FSA
                 Insured (Alternative Minimum Tax)

        5,000   Katy Independent School District, Harris, Fort Bend and                   2/12 at 100.00         AAA       5,106,800
                 Waller Counties, Texas, General Obligation Bonds, Series
                 2002A, 5.000%, 2/15/27

        9,000   Matagorda County Navigation District 1, Texas,                              No Opt. Call         AAA       9,468,630
                 Collateralized Revenue Refunding Bonds, Houston Light
                 and Power Company, Series 1997, 5.125%, 11/01/28 -
                 AMBAC Insured (Alternative Minimum Tax)

          775   Panhandle Regional Housing Finance Corporation, Texas,                    5/06 at 100.00         AAA         779,092
                 GNMA Mortgage-Backed Securities Program Single Family
                 Mortgage Revenue Bonds, Series 1991A, 7.500%, 5/01/24
                 (Alternative Minimum Tax)

        4,700   Sam Rayburn Municipal Power Agency, Texas, Power                         10/12 at 100.00        Baa2       4,954,035
                 Supply System Revenue Refunding Bonds, Series 2002A, 6.000%, 10/01/21

        5,500   Spring Independent School District, Harris County,                        8/11 at 100.00         AAA       5,616,270
                 Texas, Unlimited Tax Schoolhouse Bonds, Series 2001, 5.000%, 8/15/26

        4,520   Texas, General Obligation Bonds, Water Financial                          8/09 at 100.00         Aa1       4,723,490
                 Assistance, State Participation Program, Series 1999C, 5.500%, 8/01/35

        2,810   Winter Garden Housing Finance Corporation, Texas,                        10/06 at 101.00         AAA       2,825,848
                 GNMA/FNMA Mortgage-Backed Securities Program
                 Single Family Mortgage Revenue Bonds, Series 1994, 6.950%,
                 10/01/27 (Alternative Minimum Tax)

        2,000   Wylie Independent School District, Taylor County, Texas,                   8/15 at 57.10         AAA         706,920
                 General Obligation Bonds, Series 2005, 0.000%, 8/15/26
------------------------------------------------------------------------------------------------------------------------------------
       74,560   Total Texas                                                                                               75,471,435
------------------------------------------------------------------------------------------------------------------------------------

                UTAH - 4.3% (2.8% OF TOTAL INVESTMENTS)

        2,000   Intermountain Power Agency, Utah, Power Supply                            7/06 at 102.00         AAA       2,047,620
                 Revenue Bonds, Special Obligation Crossover, Sixth Series
                 1996B, 6.000%, 7/01/16 (Pre-refunded 7/01/06) - MBIA Insured


33


                            Nuveen Select Quality Municipal Fund, Inc. (NQS) (continued)

                                    Portfolio of INVESTMENTS April 30, 2006 (Unaudited)




    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)        RATINGS (3)      VALUE
------------------------------------------------------------------------------------------------------------------------------------

                UTAH (CONTINUED)

$       3,565   Utah Associated Municipal Power Systems, Revenue                          4/13 at 100.00         AAA    $  3,678,474
                 Bonds, Payson Power Project, Series 2003A, 5.000%, 4/01/24 -
                 FSA Insured

       16,050   Utah County, Utah, Hospital Revenue Bonds, IHC Health                     8/07 at 101.00         AAA      16,514,326
                 Services Inc., Series 1997, 5.250%, 8/15/26 - MBIA Insured (ETM)
------------------------------------------------------------------------------------------------------------------------------------
       21,615   Total Utah                                                                                                22,240,420
------------------------------------------------------------------------------------------------------------------------------------

                VERMONT - 2.0% (1.3% OF TOTAL INVESTMENTS)

                Vermont Educational and Health Buildings Financing
                Agency, Revenue Bonds, Fletcher Allen
                Health Care Inc., Series 2000A:
        3,720    6.125%, 12/01/15 - AMBAC Insured                                        12/10 at 101.00         AAA       4,107,438
        4,265    6.250%, 12/01/16 - AMBAC Insured                                        12/10 at 101.00         AAA       4,714,403

        1,505   Vermont Housing Finance Agency, Single Family Housing                    11/09 at 100.00         AAA       1,529,501
                 Bonds, Series 2000-13A, 5.950%, 11/01/25 - FSA Insured
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
        9,490   Total Vermont                                                                                             10,351,342
------------------------------------------------------------------------------------------------------------------------------------

                WASHINGTON - 3.8% (2.5% OF TOTAL INVESTMENTS)

        8,810   Chelan County Public Utility District 1, Washington,                      7/11 at 101.00         AAA       9,352,520
                 Hydro Consolidated System Revenue Bonds, Series 2001A,
                 5.600%, 1/01/36 - MBIA Insured (Alternative Minimum Tax)

        2,500   Energy Northwest, Washington, Electric Revenue                            7/12 at 100.00         AAA       2,727,125
                 Refunding Bonds, Columbia Generating Station - Nuclear
                 Project 2, Series 2002C, 5.750%, 7/01/17 - MBIA Insured

        7,225   Port of Seattle, Washington, Special Facility Revenue                     3/10 at 101.00         AAA       7,727,138
                 Bonds, Terminal 18, Series 1999B, 6.000%, 9/01/20 -
                 MBIA Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       18,535   Total Washington                                                                                          19,806,783
------------------------------------------------------------------------------------------------------------------------------------

                WEST VIRGINIA - 1.0% (0.6% OF TOTAL INVESTMENTS)

        5,000   Mason County, West Virginia, Pollution Control Revenue                   10/11 at 100.00         BBB       5,092,350
                 Bonds, Appalachian Power Company, Series 2003L, 5.500%, 10/01/22
------------------------------------------------------------------------------------------------------------------------------------

                WISCONSIN - 3.2% (2.1% OF TOTAL INVESTMENTS)

        8,790   Badger Tobacco Asset Securitization Corporation,                          6/12 at 100.00         BBB       9,282,064
                 Wisconsin, Tobacco Settlement Asset-Backed Bonds,
                 Series 2002, 6.125%, 6/01/27

        5,000   Madison, Wisconsin, Industrial Development Revenue                        4/12 at 100.00         AA-       5,325,300
                 Refunding Bonds, Madison Gas and Electric Company
                 Projects, Series 2002A, 5.875%, 10/01/34 (Alternative Minimum Tax)

        2,100   Wisconsin Health and Educational Facilities Authority,                    8/13 at 100.00           A       2,117,640
                 Revenue Bonds, Wheaton Franciscan Services Inc.,
                 Series 2003A, 5.125%, 8/15/33
------------------------------------------------------------------------------------------------------------------------------------
       15,890   Total Wisconsin                                                                                           16,725,004
------------------------------------------------------------------------------------------------------------------------------------
$     872,380   Total Investments (cost $740,765,462) - 151.8%                                                           786,301,413
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.1%                                                                      10,784,565
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (53.9)%                                                       (279,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $ 518,085,978
                ====================================================================================================================


                      (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                      (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                      (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                      (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                     N/R   Not rated.

                   WI/DD Purchased on a when-issued or delayed delivery basis.

                    (ETM)  Escrowed to maturity.

                                 See accompanying notes to financial statements.



                            Nuveen Quality Income Municipal Fund, Inc. (NQU)

                            Portfolio of
                                       INVESTMENTS April 30, 2006 (Unaudited)




    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)        RATINGS (3)      VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ALABAMA - 3.2% (2.1% OF TOTAL INVESTMENTS)

$       3,500   Bessemer Governmental Utility Services Corporation,                       6/08 at 102.00         AAA    $  3,647,910
                 Alabama, Water Supply Revenue Bonds, Series 1998,
                 5.200%, 6/01/24 - MBIA Insured

                Jefferson County, Alabama, Sewer Revenue Capitol
                Improvement Warrants, Series 2001A:
        7,475    5.500%, 2/01/31 (Pre-refunded 2/01/11) - FGIC Insured                    2/11 at 101.00         AAA       8,099,686
        6,340    5.500%, 2/01/31 (Pre-refunded 2/01/11) - FGIC Insured                    2/11 at 101.00         AAA       6,855,442
        6,970    5.500%, 2/01/31 (Pre-refunded 2/01/11) - FGIC Insured                    2/11 at 101.00         AAA       7,552,483
------------------------------------------------------------------------------------------------------------------------------------
       24,285   Total Alabama                                                                                             26,155,521
------------------------------------------------------------------------------------------------------------------------------------

                ALASKA - 0.8% (0.5% OF TOTAL INVESTMENTS)

        6,110   Alaska Housing Finance Corporation, General Housing                      12/14 at 100.00         AAA       6,270,693
                 Purpose Bonds, Series 2005A, 5.000%, 12/01/27 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------

                ARIZONA - 1.8% (1.2% OF TOTAL INVESTMENTS)

        5,350   Arizona Tourism and Sports Authority, Tax Revenue                         7/13 at 100.00         Aaa       5,507,183
                 Bonds, Multipurpose Stadium Facility Project, Series 2003A,
                 5.000%, 7/01/28 - MBIA Insured

        1,000   Mesa, Arizona, Utility System Revenue Refunding Bonds,                      No Opt. Call         AAA       1,088,170
                 Series 2002, 5.250%, 7/01/17 - FGIC Insured

        8,010   Salt River Project Agricultural Improvement and Power                     1/12 at 101.00          AA       8,313,659
                 District, Arizona, Electric System Revenue Refunding Bonds,
                 Series 2002A, 5.125%, 1/01/27
------------------------------------------------------------------------------------------------------------------------------------
       14,360   Total Arizona                                                                                             14,909,012
------------------------------------------------------------------------------------------------------------------------------------

                ARKANSAS - 0.5% (0.3% OF TOTAL INVESTMENTS)

        4,000   University of Arkansas, Fayetteville, Revenue Bonds,                     11/14 at 100.00         Aaa       4,121,520
                 Medical Sciences Campus, Series 2004B, 5.000%, 11/01/34 -
                 MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------

                CALIFORNIA - 7.6% (4.9% OF TOTAL INVESTMENTS)

        1,000   California Department of Water Resources, Power                           5/12 at 101.00         Aaa       1,115,380
                 Supply Revenue Bonds, Series 2002A, 5.750%, 5/01/17
                (Pre-refunded 5/01/12)

        6,000   California Health Facilities Financing Authority, Health                  3/13 at 100.00           A       6,025,500
                 Facility Revenue Bonds, Adventist Health System/West,
                 Series 2003A, 5.000%, 3/01/33

        3,450   California Infrastructure Economic Development Bank,                     10/11 at 101.00          A-       3,526,797
                 Revenue Bonds, J. David Gladstone Institutes, Series 2001,
                 5.250%, 10/01/34

        1,360   California Statewide Community Development Authority,                     7/15 at 100.00        BBB+       1,383,174
                 Revenue Bonds, Daughters of Charity Health System,
                 Series 2005A, 5.250%, 7/01/30

       14,600   California, General Obligation Bonds, Series 2003, 5.250%, 2/01/28        8/13 at 100.00           A      15,238,458

        5,000   California, General Obligation Veterans Welfare Bonds,                    6/06 at 100.00         AA-       5,008,700
                 Series 1997BH, 5.600%, 12/01/32 (Alternative Minimum Tax)

       10,000   California, Various Purpose General Obligation Bonds,                     4/09 at 101.00         AAA      10,026,300
                 Series 1999, 4.750%, 4/01/29 - MBIA Insured

        8,500   Foothill/Eastern Transportation Corridor Agency,                          1/10 at 100.00         AAA       8,675,100
                 California, Toll Road Revenue Bonds, Series 1995A, 5.000%,
                 1/01/35 - MBIA Insured

       30,000   San Joaquin Hills Transportation Corridor Agency,                           No Opt. Call         AAA       7,124,700
                 Orange County, California, Toll Road Revenue Refunding
                 Bonds, Series 1997A, 0.000%, 1/15/35 - MBIA Insured

        1,500   San Jose Redevelopment Agency, California, Tax                            8/10 at 101.00         AAA       1,531,785
                 Allocation Bonds, Merged Area Redevelopment Project,
                 Series 2002, 5.000%, 8/01/32 - MBIA Insured

35


                            Nuveen Quality Income Municipal Fund, Inc. (NQU) (continued)

                                    Portfolio of INVESTMENTS April 30, 2006 (Unaudited)




    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)        RATINGS (3)      VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CALIFORNIA (CONTINUED)

$       3,000   San Mateo County Community College District,                                No Opt. Call         AAA   $     888,930
                 California, General Obligation Bonds, Series 2006C,
                 0.000%, 9/01/30 - MBIA Insured

        1,500   Tobacco Securitization Authority of Northern California,                  6/15 at 100.00         BBB       1,517,565
                 Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 5.500%, 6/01/45
------------------------------------------------------------------------------------------------------------------------------------
       85,910   Total California                                                                                          62,062,389
------------------------------------------------------------------------------------------------------------------------------------

                COLORADO - 5.8% (3.8% OF TOTAL INVESTMENTS)

        5,240   Adams 12 Five Star Schools, Adams County, Colorado,                      12/15 at 100.00         AAA       5,473,914
                 General Obligation Bonds, Series 2005, 5.000%, 12/15/24 - FSA Insured

       10,000   Denver City and County, Colorado, Airport System                         11/10 at 100.00         AAA      10,535,800
                 Revenue Refunding Bonds, Series 2000A, 5.625%, 11/15/23 -
                 AMBAC Insured (Alternative Minimum Tax)

       12,000   E-470 Public Highway Authority, Colorado, Senior                          9/07 at 101.00         AAA      12,102,600
                 Revenue Bonds, Series 1997A, 4.750%, 9/01/23 - MBIA Insured

        5,385   E-470 Public Highway Authority, Colorado, Senior                            No Opt. Call         AAA       1,979,849
                 Revenue Bonds, Series 1997B, 0.000%, 9/01/26 - MBIA Insured

       14,400   E-470 Public Highway Authority, Colorado, Senior                           9/10 at 65.63         AAA       7,978,752
                 Revenue Bonds, Series 2000B, 0.000%, 9/01/17 (Pre-refunded
                 9/01/10) - MBIA Insured

        8,740   Larimer County School District R1, Poudre, Colorado,                     12/10 at 100.00         AAA       9,244,997
                 General Obligation Bonds, Series 2000, 5.125%, 12/15/19
                 (Pre-refunded 12/15/10) - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
       55,765   Total Colorado                                                                                            47,315,912
------------------------------------------------------------------------------------------------------------------------------------

                CONNECTICUT - 0.6% (0.4% OF TOTAL INVESTMENTS)

        4,395   Bridgeport, Connecticut, General Obligation Bonds, Series                 8/11 at 100.00         AAA       4,733,898
                 2001C, 5.375%, 8/15/17 (Pre-refunded 8/15/11) - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------

                DISTRICT OF COLUMBIA - 0.6% (0.4% OF TOTAL INVESTMENTS)

        5,000   Washington Convention Center Authority, District of                      10/08 at 101.00         AAA       5,191,850
                 Columbia, Senior Lien Dedicated Tax Revenue Bonds,
                 Series 1998, 5.250%, 10/01/17 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

                FLORIDA - 1.7% (1.1% OF TOTAL INVESTMENTS)

        2,250   Dade County, Florida, Water and Sewerage System                          10/07 at 102.00         AAA       2,342,250
                 Revenue Bonds, Series 1997, 5.375%, 10/01/16 - FGIC Insured

        5,300   Escambia County Health Facilities Authority, Florida,                       No Opt. Call          AA       5,648,263
                 Revenue Bonds, Ascension Health Credit Group, Series 2003A,
                 5.250%, 11/15/14

        5,000   Orange County Health Facilities Authority, Florida,                      11/10 at 101.00         A+ (4)    5,600,900
                 Hospital Revenue Bonds, Adventist Health System/Sunbelt
                 Obligated Group, Series 2000, 6.500%, 11/15/30 (Pre-refunded 11/15/10)
------------------------------------------------------------------------------------------------------------------------------------
       12,550   Total Florida                                                                                             13,591,413
------------------------------------------------------------------------------------------------------------------------------------

                HAWAII - 1.3% (0.9% OF TOTAL INVESTMENTS)

       10,000   Hawaii Department of Transportation, Airport System                       7/10 at 101.00         AAA      10,730,900
                 Revenue Refunding Bonds, Series 2000B, 5.750%, 7/01/21 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------

                ILLINOIS - 13.7% (8.9% OF TOTAL INVESTMENTS)

                Chicago Board of Education, Illinois, Unlimited Tax
                General Obligation Bonds, Dedicated
                Revenues, Series 2001C:
        1,000    5.500%, 12/01/18 (Pre-refunded 12/01/11) - FSA Insured                  12/11 at 100.00         AAA       1,085,300
        3,690    5.000%, 12/01/19 (Pre-refunded 12/01/11) - FSA Insured                  12/11 at 100.00         AAA       3,912,581
        3,000    5.000%, 12/01/20 (Pre-refunded 12/01/11) - FSA Insured                  12/11 at 100.00         AAA       3,180,960
        2,000    5.000%, 12/01/21 (Pre-refunded 12/01/11) - FSA Insured                  12/11 at 100.00         AAA       2,120,640

                Chicago Board of Education, Illinois, Unlimited Tax
                General Obligation Bonds, Dedicated Tax
                Revenues, Series 1998B-1:
        9,400    0.000%, 12/01/14 - FGIC Insured                                            No Opt. Call         AAA       6,484,872
        4,400    0.000%, 12/01/15 - FGIC Insured                                            No Opt. Call         AAA       2,874,520

       32,670   Chicago, Illinois, General Obligation Bonds, City                           No Opt. Call         AAA       9,262,925
                 Colleges of Chicago Capital Improvement Project,
                 Series 1999, 0.000%, 1/01/32 - FGIC Insured


36


    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)        RATINGS (3)      VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ILLINOIS (CONTINUED)

                Chicago, Illinois, General Obligation Bonds,
                Neighborhoods Alive 21 Program, Series 2000A:
$         680    6.000%, 1/01/28 (Pre-refunded 7/01/10) - FGIC Insured                    7/10 at 101.00         AAA    $    744,267
        4,320    6.000%, 1/01/28 (Pre-refunded 7/01/10) - FGIC Insured                    7/10 at 101.00         AAA       4,728,283

        6,380   Chicago, Illinois, General Obligation Bonds, Series                       7/12 at 100.00         AAA       6,624,801
                 2002A, 5.000%, 1/01/18 - AMBAC Insured

           70   Chicago, Illinois, General Obligation Bonds, Series                       7/12 at 100.00         AAA          74,324
                 2002A, 5.000%, 1/01/18 (Pre-refunded 7/01/12) - AMBAC Insured

        5,045   Chicago, Illinois, General Obligation Refunding Bonds,                    1/10 at 101.00         AAA       5,401,581
                 Series 2000D, 5.750%, 1/01/30 - FGIC Insured

       12,750   Chicago, Illinois, Revenue Bonds, Midway Airport, Series                  1/09 at 101.00         AAA      12,917,663
                 1998A, 5.125%, 1/01/35 - MBIA Insured (Alternative Minimum Tax)

                Chicago, Illinois, Second Lien Wastewater Transmission
                Revenue Bonds, Series 2000:
        8,000    5.750%, 1/01/25 (Pre-refunded 1/01/10) - MBIA Insured                    1/10 at 101.00         AAA       8,618,160
        7,750    6.000%, 1/01/30 (Pre-refunded 1/01/10) - MBIA Insured                    1/10 at 101.00         AAA       8,412,005

                Illinois Educational Facilities Authority, Student Housing
                Revenue Bonds, Educational Advancement Foundation
                Fund, University Center Project, Series 2002:
        3,000    6.625%, 5/01/17                                                          5/12 at 101.00        Baa3       3,318,960
        1,800    6.000%, 5/01/22                                                          5/12 at 101.00        Baa3       1,934,370

        1,050   Illinois Finance Authority, General Obligation Debt                      12/14 at 100.00         Aaa       1,091,202
                 Certificates, Local Government Program - Kankakee
                 County, Series 2005B, 5.000%, 12/01/20 - AMBAC Insured

        5,000   Illinois Finance Authority, Revenue Bonds, Northwestern                   8/14 at 100.00         AA+       5,267,950
                 Memorial Hospital, Series 2004A, 5.500%, 8/15/43

       10,000   Illinois Health Facilities Authority, Revenue Bonds, Iowa                 2/10 at 101.00         AAA      10,794,900
                 Health System, Series 2000, 5.875%, 2/15/30 - AMBAC Insured (ETM)

        2,385   Illinois Housing Development Authority, Section 8 Elderly                 9/06 at 100.00           A       2,395,971
                 Housing Revenue Bonds, Garden House of Maywood
                 Development, Series 1992, 7.000%, 9/01/18

        5,000   Illinois, General Obligation Bonds, Illinois FIRST Program,              12/10 at 100.00         AAA       5,293,000
                  Series 2000, 5.450%, 12/01/21 -  MBIA Insured

        3,105   Joliet Regional Port District, Illinois, Airport Facilities               7/07 at 103.00         N/R (4)   3,235,720
                 Revenue Bonds, Lewis University Airport, Series 1997A,
                 7.250%, 7/01/18 (Pre-refunded 7/01/07) (Alternative Minimum Tax)

        2,270   Metropolitan Pier and Exposition Authority, Illinois,                     6/12 at 101.00         AAA       2,329,406
                 Revenue Bonds, McCormick Place Expansion Project,
                 Series 2002A, 5.000%, 12/15/28 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      134,765   Total Illinois                                                                                           112,104,361
------------------------------------------------------------------------------------------------------------------------------------

                INDIANA - 2.4% (1.6% OF TOTAL INVESTMENTS)

        2,000   Indiana Health Facility Financing Authority, Hospital                     3/14 at 100.00         AAA       2,107,400
                 Revenue Bonds, Deaconess Hospital Inc., Series 2004A,
                 5.375%, 3/01/34 - AMBAC Insured

        3,240   Indiana Health Facility Financing Authority, Hospital                     7/12 at 100.00         AAA       3,465,018
                 Revenue Bonds, Marion General Hospital, Series 2002,
                 5.625%, 7/01/19 - AMBAC Insured

        2,400   Indiana Health Facility Financing Authority, Revenue                      5/15 at 100.00         AAA       2,457,696
                 Bonds, Community Hospitals of Indiana, Series 2005A,
                 5.000%, 5/01/35 - AMBAC Insured

        5,125   Petersburg, Indiana, Pollution Control Revenue Refunding                 12/24 at 100.00           A       5,226,475
                 Bonds, Indianapolis Power and Light Company, Series 1995A,
                 6.625%, 12/01/24 - ACA Insured

        6,540   St. Joseph County Hospital Authority, Indiana, Revenue                    2/08 at 101.00         AAA       6,392,719
                 Bonds, Memorial Health System, Series 1998A, 4.625%,
                 8/15/28 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
       19,305   Total Indiana                                                                                             19,649,308
------------------------------------------------------------------------------------------------------------------------------------

                IOWA - 2.0% (1.3% OF TOTAL INVESTMENTS)

        8,585   Iowa Finance Authority, Hospital Facilities Revenue                       7/08 at 102.00         AAA       8,991,843
                 Bonds, Iowa Health System, Series 1998A, 5.125%,
                 1/01/28 (Pre-refunded 7/01/08) - MBIA Insured

        7,000   Iowa Tobacco Settlement Authority, Asset Backed                           6/15 at 100.00         BBB       7,144,340
                 Settlement Revenue Bonds, Series 2005C, 5.625%, 6/01/46
------------------------------------------------------------------------------------------------------------------------------------
       15,585   Total Iowa                                                                                                16,136,183
------------------------------------------------------------------------------------------------------------------------------------

37


                            Nuveen Quality Income Municipal Fund, Inc. (NQU) (continued)

                                    Portfolio of INVESTMENTS April 30, 2006 (Unaudited)




    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)        RATINGS (3)      VALUE
------------------------------------------------------------------------------------------------------------------------------------

                KANSAS - 0.8% (0.5% OF TOTAL INVESTMENTS)

$       4,585   Johnson County Unified School District 232, Kansas,                       9/10 at 100.00         Aaa    $  4,767,850
                 General Obligation Bonds, Series 2000, 4.750%, 9/01/19
                 (Pre-refunded 9/01/10) - FSA Insured

        1,750   Wamego, Kansas, Pollution Control Revenue Bonds,                          6/14 at 100.00         AAA       1,846,548
                 Kansas Gas and Electric Company, Series 2004, 5.300%,
                 6/01/31 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
        6,335   Total Kansas                                                                                               6,614,398
------------------------------------------------------------------------------------------------------------------------------------

                KENTUCKY - 0.3% (0.1% OF TOTAL INVESTMENTS)

        2,500   Kentucky State Property and Buildings Commission,                         2/12 at 100.00         AAA       2,696,150
                 Revenue Refunding Bonds, Project 74, Series 2002, 5.375%,
                 2/01/18 (Pre-refunded 2/01/12) - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------

                LOUISIANA - 2.1% (1.4% OF TOTAL INVESTMENTS)

       10,000   Louisiana Public Facilities Authority, Hospital Revenue                     No Opt. Call         AAA      11,419,500
                 Bonds, Franciscan Missionaries of Our Lady Health System,
                 Series 1998A, 5.750%, 7/01/25 - FSA Insured

        5,500   Louisiana Public Facilities Authority, Revenue Bonds,                     7/12 at 100.00         AAA       5,568,090
                 Tulane University, Series 2002A, 5.000%, 7/01/32 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
       15,500   Total Louisiana                                                                                           16,987,590
------------------------------------------------------------------------------------------------------------------------------------

                MASSACHUSETTS - 8.6% (5.6% OF TOTAL INVESTMENTS)

        4,365   Massachusetts Health and Educational Facilities Authority,               10/15 at 100.00         AAA       4,524,192
                 Revenue Bonds, Berkshire Health System, Series 2005F,
                 5.000%, 10/01/19 - AGC Insured

        7,405   Massachusetts Health and Educational Facilities                             No Opt. Call         AAA       8,568,029
                 Authority, Revenue Bonds, Massachusetts Institute of
                 Technology, Series 2002K, 5.500%, 7/01/32

        6,000   Massachusetts Industrial Finance Agency, Resource                        12/08 at 102.00         BBB       6,187,200
                 Recovery Revenue Refunding Bonds, Ogden Haverhill Project,
                 Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)

       13,500   Massachusetts Turnpike Authority, Metropolitan Highway                    1/07 at 102.00         AAA      13,680,360
                 System Revenue Bonds, Senior Series 1997A, 5.000%, 1/01/37 -
                 MBIA Insured

       13,500   Massachusetts Turnpike Authority, Metropolitan Highway                    1/09 at 101.00         AAA      13,614,885
                 System Revenue Bonds, Subordinate Series 1999A, 5.000%, 1/01/39 -
                 AMBAC Insured

        1,375   Massachusetts Water Pollution Abatement Trust,                            8/09 at 101.00         AAA       1,471,800
                 Revenue Bonds, MWRA Loan Program, Subordinate Series
                 1999A, 5.750%, 8/01/29 (Pre-refunded 8/01/09)

        5,570   Massachusetts Water Pollution Abatement Trust,                            8/09 at 101.00         AAA       5,931,159
                 Revenue Bonds, MWRA Loan Program, Subordinate Series
                 1999A, 5.750%, 8/01/29

       10,000   Massachusetts Water Resources Authority, General                          8/10 at 101.00         AAA      10,830,200
                 Revenue Bonds, Series 2000A, 5.750%, 8/01/39 (Pre-refunded
                 8/01/10) - FGIC Insured

        5,730   University of Massachusetts Building Authority, Senior                   11/10 at 100.00         AAA       6,083,942
                 Lien Project Revenue Bonds, Series 2000-2, 5.250%,
                 11/01/20 (Pre-refunded 11/01/10) - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
       67,445   Total Massachusetts                                                                                       70,891,767
------------------------------------------------------------------------------------------------------------------------------------

                MICHIGAN - 2.1% (1.3% OF TOTAL INVESTMENTS)

        5,000   Detroit, Michigan, Second Lien Sewerage Disposal                          7/15 at 100.00         AAA       5,142,350
                 System Revenue Bonds, Series 2005A, 5.000%, 7/01/35 - MBIA Insured

        3,790   Michigan Municipal Bond Authority, General Obligation                     6/15 at 100.00         AAA       3,931,405
                 Bonds, Detroit City School District, Series 2005, 5.000%,
                 6/01/20 - FSA Insured

        7,425   Michigan State Hospital Finance Authority, Hospital                      11/09 at 101.00          A1       7,825,876
                 Revenue Bonds, Henry Ford Health System, Series 1999A,
                 6.000%, 11/15/24
------------------------------------------------------------------------------------------------------------------------------------
       16,215   Total Michigan                                                                                            16,899,631
------------------------------------------------------------------------------------------------------------------------------------

                MINNESOTA - 1.6% (1.0% OF TOTAL INVESTMENTS)

                Chaska, Minnesota, Electric Revenue Bonds, Generating
                Facility Project, Series 2000A:
        1,930    6.000%, 10/01/20 (Pre-refunded 10/01/10)                                10/10 at 100.00          A3 (4)   2,105,070
        2,685    6.000%, 10/01/25 (Pre-refunded 10/01/10)                                10/10 at 100.00          A3 (4)   2,928,556

        3,655   Dakota and Washington Counties Housing and                                  No Opt. Call         AAA       5,119,193
                 Redevelopment Authority, Minnesota, GNMA
                 Mortgage-Backed Securities Program Single Family
                 Residential Mortgage Revenue Bonds, Series 1988,
                 8.450%, 9/01/19 (Alternative Minimum Tax) (ETM)

38


    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)        RATINGS (3)      VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MINNESOTA (continued)

$       3,000   Minneapolis-St. Paul Metropolitan Airports Commission,                    1/08 at 101.00         AAA    $  3,040,470
                 Minnesota, Airport Revenue Bonds, Series 1998A, 5.000%,
                 1/01/30 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
       11,270   Total Minnesota                                                                                           13,193,289
------------------------------------------------------------------------------------------------------------------------------------

                MISSISSIPPI - 0.5% (0.4% OF TOTAL INVESTMENTS)

        1,875   Mississippi Hospital Equipment and Facilities Authority,                  9/14 at 100.00         N/R       1,873,313
                 Revenue Bonds, Baptist Memorial Healthcare, Series 2004B-1,
                 5.000%, 9/01/24

        2,500   Mississippi Hospital Equipment and Facilities Authority,                  1/11 at 101.00         Aaa       2,618,725
                 Revenue Bonds, Forrest County General Hospital, Series 2000,
                 5.500%, 1/01/27 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
        4,375   Total Mississippi                                                                                          4,492,038
------------------------------------------------------------------------------------------------------------------------------------

                MISSOURI - 1.5% (1.0% OF TOTAL INVESTMENTS)

       15,000   Kansas City Municipal Assistance Corporation, Missouri,                     No Opt. Call         AAA       5,037,600
                 Leasehold Revenue Bonds, Series 2004B-1, 0.000%, 4/15/28 - AMBAC Insured

        2,400   Missouri-Illinois Metropolitan District Bi-State                         10/13 at 100.00         AAA       2,488,752
                 Development Agency, Mass Transit Sales Tax
                 Appropriation Bonds, Metrolink Cross County Extension
                 Project, Series 2002B, 5.000%, 10/01/23 - FSA Insured

       15,350   Springfield Public Building Corporation, Missouri, Lease                    No Opt. Call         AAA       4,421,107
                 Revenue Bonds, Jordan Valley Park Projects, Series 2000A,
                 0.000%, 6/01/30 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
       32,750   Total Missouri                                                                                            11,947,459
------------------------------------------------------------------------------------------------------------------------------------

                NEBRASKA - 0.2% (0.1% OF TOTAL INVESTMENTS)

          555   Nebraska Investment Finance Authority, Single Family                      9/06 at 100.75         AAA         559,468
                 Housing Revenue Bonds, Series 1995A,6.800%,
                 3/01/35 (Alternative Minimum Tax)

          995   Nebraska Investment Finance Authority, Single Family                      9/06 at 100.75         AAA       1,002,064
                 Housing Revenue Bonds, Series 1995B, 6.450%, 3/01/35
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
        1,550   Total Nebraska                                                                                             1,561,532
------------------------------------------------------------------------------------------------------------------------------------

                NEVADA - 7.5% (4.9% OF TOTAL INVESTMENTS)

                Clark County School District, Nevada, General
                Obligation Bonds, Series 2002C:
       34,470    5.000%, 6/15/20 (Pre-refunded 6/15/12) - MBIA Insured                    6/12 at 100.00         AAA      36,550,952
       12,150    5.000%, 6/15/21 (Pre-refunded 6/15/12) - MBIA Insured                    6/12 at 100.00         AAA      12,883,496
       10,380    5.000%, 6/15/22 (Pre-refunded 6/15/12) - MBIA Insured                    6/12 at 100.00         AAA      11,006,641

        1,275   Nevada, General Obligation Refunding Bonds, Municipal                     5/08 at 100.00         AAA       1,300,296
                 Bond Bank Projects 65 and R-6, Series 1998, 5.000%, 5/15/22 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
       58,275   Total Nevada                                                                                              61,741,385
------------------------------------------------------------------------------------------------------------------------------------

                NEW JERSEY - 4.2% (2.8% OF TOTAL INVESTMENTS)

        1,090   Camden County Pollution Control Financing Authority,                      6/06 at 100.00        Baa3       1,109,315
                 New Jersey, Solid Waste Disposal and Resource
                 Recovery System Revenue Bonds, Series 1991D, 7.250%, 12/01/10

        1,000   New Jersey Building Authority, State Building Revenue                    12/12 at 100.00         AAA       1,065,910
                 Bonds, Series 2002A, 5.000%, 12/15/21 (Pre-refunded
                 12/15/12) - FSA Insured

        2,150   New Jersey Health Care Facilities Financing Authority,                    7/10 at 101.00        BBB-       2,369,687
                 Revenue Bonds, Trinitas Hospital Obligated Group, Series 2000,
                 7.500%, 7/01/30

        2,025   New Jersey Transportation Trust Fund Authority,                          12/11 at 100.00         AAA       2,251,962
                 Transportation System Bonds, Series 2001B, 6.000%,
                 12/15/19 (Pre-refunded 12/15/11) - MBIA Insured

        3,200   New Jersey Transportation Trust Fund Authority,                           6/13 at 100.00         AAA       3,508,576
                 Transportation System Bonds, Series 2003C, 5.500%,
                 6/15/22 (Pre-refunded 6/15/13)

        2,695   Tobacco Settlement Financing Corporation, New Jersey,                     6/12 at 100.00         BBB       2,796,305
                 Tobacco Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32

       19,485   Tobacco Settlement Financing Corporation, New Jersey,                     6/13 at 100.00         BBB      21,639,846
                 Tobacco Settlement Asset-Backed Bonds, Series 2003, 6.750%, 6/01/39
------------------------------------------------------------------------------------------------------------------------------------
       31,645   Total New Jersey                                                                                          34,741,601
------------------------------------------------------------------------------------------------------------------------------------

39


                            Nuveen Quality Income Municipal Fund, Inc. (NQU) (continued)

                                    Portfolio of INVESTMENTS April 30, 2006 (Unaudited)




    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)        RATINGS (3)      VALUE
------------------------------------------------------------------------------------------------------------------------------------

                NEW MEXICO - 0.8% (0.5% OF TOTAL INVESTMENTS)

$       5,925   New Mexico Hospital Equipment Loan Council, Hospital                      8/11 at 101.00        AA- (4) $  6,419,145
                 Revenue Bonds, Presbyterian Healthcare Services,
                 Series 2001A, 5.500%, 8/01/21 (Pre-refunded 8/01/11)
------------------------------------------------------------------------------------------------------------------------------------

                NEW YORK - 19.1% (12.5% OF TOTAL INVESTMENTS)

           60   Dormitory Authority of the State of New York,                             2/07 at 102.00         AA-         61,989
                 Improvement Revenue Bonds, Mental Health Services
                 Facilities, Series 1997A, 5.750%, 2/15/27

                Dormitory Authority of the State of New York,
                Improvement Revenue Bonds, Mental Health
                Services Facilities, Series 1997A:
          115    5.750%, 2/15/27 (Pre-refunded 2/15/07)                                   2/07 at 102.00        AA- (4)      119,126
        4,825    5.750%, 2/15/27 (Pre-refunded 2/15/07)                                   2/07 at 102.00        AA- (4)    4,998,121

          165   Dormitory Authority of the State of New York,                             2/10 at 100.00         AAA         176,989
                 Improvement Revenue Bonds, Mental Health Services
                 Facilities, Series 2000B, 6.000%, 2/15/30 - MBIA Insured

                Dormitory Authority of the State of New York,
                Improvement Revenue Bonds, Mental Health
                Services Facilities, Series 2000B:
        1,005    6.000%, 2/15/30 (Pre-refunded 2/15/10) - MBIA Insured                    2/10 at 100.00         AAA       1,087,792
        8,830    6.000%, 2/15/30 (Pre-refunded 2/15/10) - MBIA Insured                    2/10 at 100.00         AAA       9,557,415

          275   Dormitory Authority of the State of New York, Insured                     7/08 at 101.00         AAA         282,601
                 Revenue Bonds, Fordham University, Series 1998, 5.000%,
                 7/01/28 - MBIA Insured

        2,250   Dormitory Authority of the State of New York, Insured                       No Opt. Call         AAA       2,422,823
                 Revenue Bonds, Mount Sinai School of Medicine, Series
                 1994A, 5.150%, 7/01/24 - MBIA Insured

        1,900   Dormitory Authority of the State of New York, Revenue                     7/10 at 101.00         Ba1       2,027,775
                 Bonds, Mount Sinai NYU Health Obligated Group, Series
                 2000A, 6.500%, 7/01/25

       20,000   Erie County Tobacco Asset Securitization Corporation,                     7/10 at 101.00         AAA      22,001,200
                 New York, Senior Tobacco Settlement Asset-Backed Bonds,
                 Series 2000, 6.125%, 7/15/30 (Pre-refunded 7/15/10)

        1,130   Long Island Power Authority, New York, Electric System                    9/11 at 100.00          A-       1,189,009
                 General Revenue Bonds, Series 2001A, 5.375%, 9/01/25
       15,000   Metropolitan Transportation Authority, New York,                          4/10 at 100.00         AAA      16,274,850
                 Dedicated Tax Fund Bonds, Series 2000A, 6.000%,
                 4/01/30 (Pre-refunded 4/01/10) - FGIC Insured

       12,500   Nassau County Tobacco Settlement Corporation, New                         7/09 at 101.00        BBB- (4)  13,622,125
                 York, Tobacco Settlement Asset-Backed Bonds, Series
                 1999A, 6.400%, 7/15/33 (Pre-refunded 7/15/09)

                New York City Transitional Finance Authority, New York,
                Future Tax Secured Bonds, Fiscal Series 2000B:
        8,035    5.750%, 11/15/19 (Pre-refunded 5/15/10)                                  5/10 at 101.00         AAA       8,727,456
        2,065    5.750%, 11/15/19 (Pre-refunded 5/15/10)                                  5/10 at 101.00         AAA       2,242,962

          380   New York City, New York, General Obligation Bonds,                        8/07 at 101.00          A+         393,828
                 Fiscal Series 1997H, 6.125%, 8/01/25

        5,620   New York City, New York, General Obligation Bonds,                        8/07 at 101.00         A+ (4)    5,842,327
                 Fiscal Series 1997H, 6.125%, 8/01/25 (Pre-refunded 8/01/07)

        7,600   New York City, New York, General Obligation Bonds,                        6/07 at 101.00         AAA       7,817,360
                 Fiscal Series 1997M, 5.500%, 6/01/17 -AMBAC Insured

        7,200   New York City, New York, General Obligation Bonds,                        6/07 at 101.00         AAA       7,410,888
                 Fiscal Series 1997M, 5.500%, 6/01/17 (Pre-refunded
                 6/01/07) - AMBAC Insured

                New York City, New York, General Obligation Bonds,
                Fiscal Series 2002G:
          950    5.000%, 8/01/17                                                          8/12 at 100.00          A+         981,084
       10,545    5.750%, 8/01/18                                                          8/12 at 100.00          A+      11,417,493

        5,000   New York City, New York, General Obligation Bonds,                        8/12 at 100.00          A+       5,453,000
                 Fiscal Series 2003A, 5.750%, 8/01/16

                New York State Environmental Facilities Corporation,
                State Clean Water and Drinking Water Revolving Funds
                Revenue Bonds, New York City Municipal Water Finance
                Authority Projects, Second Resolution Bonds, Series 2001C:
        6,035    5.000%, 6/15/20                                                          6/11 at 100.00         AAA       6,284,004
        6,575    5.000%, 6/15/22                                                          6/11 at 100.00         AAA       6,855,227

        2,855   Penfield-Crown Oak Housing Development Corporation,                       8/06 at 100.00         AAA       2,874,985
                 New York, FHA-Insured Section 8 Assisted Multifamily
                 Mortgage Revenue Refunding Bonds, Crown Oak Estates,
                 Series 1991A, 7.350%, 8/01/23


40


    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)        RATINGS (3)      VALUE
------------------------------------------------------------------------------------------------------------------------------------

                NEW YORK (continued)

$      13,620   Port Authority of New York and New Jersey, Consolidated                  11/12 at 101.00         AAA    $ 14,223,911
                 Revenue Bonds, One Hundred Twenty-Eighth Series 2002,
                 5.000%, 11/01/20 - FSA Insured

        2,250   United Nations Development Corporation, New York,                         1/08 at 100.00          A3       2,295,360
                 Senior Lien Revenue Bonds, Series 2004A, 5.250%, 7/01/21
------------------------------------------------------------------------------------------------------------------------------------
      146,785   Total New York                                                                                           156,641,700
------------------------------------------------------------------------------------------------------------------------------------

                NORTH CAROLINA - 2.6% (1.7% OF TOTAL INVESTMENTS)

          665   North Carolina Medical Care Commission, Hospital                         12/08 at 101.00         AAA         666,330
                 Revenue Bonds, Pitt County Memorial Hospital, Series
                 1998A, 4.750%, 12/01/28 - MBIA Insured

       12,405   North Carolina Medical Care Commission, Hospital                         12/08 at 101.00         AAA      12,826,522
                 Revenue Bonds, Pitt County Memorial Hospital, Series 1998A,
                 4.750%, 12/01/28 (Pre-refunded 12/01/08) - MBIA Insured

        7,500   North Carolina Municipal Power Agency 1, Catawba                          1/13 at 100.00         AAA       7,930,575
                 Electric Revenue Bonds, Series 2003A, 5.250%, 1/01/19 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
       20,570   Total North Carolina                                                                                      21,423,427
------------------------------------------------------------------------------------------------------------------------------------

                OHIO - 2.2% (1.5% OF TOTAL INVESTMENTS)

                Cincinnati City School District, Hamilton County, Ohio,
                General Obligation Bonds, Series 2002:
        2,165    5.250%, 6/01/19 - FSA Insured                                           12/12 at 100.00         AAA       2,301,027
        2,600    5.250%, 6/01/21 - FSA Insured                                           12/12 at 100.00         AAA       2,760,576
        2,000    5.000%, 12/01/22 - FSA Insured                                          12/12 at 100.00         AAA       2,077,920

       11,150   Ohio Water Development Authority, Solid Waste                             9/08 at 102.00         N/R      11,238,866
                 Disposal Revenue Bonds, Bay Shore Power, Series 1998A,
                 5.875%, 9/01/20 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       17,915   Total Ohio                                                                                                18,378,389
------------------------------------------------------------------------------------------------------------------------------------

                OKLAHOMA - 6.7% (4.4% OF TOTAL INVESTMENTS)

       17,510   Pottawatomie County Home Finance Authority, Oklahoma,                       No Opt. Call         AAA      20,682,462
                 Single Family Mortgage Revenue Bonds, Series 1991A, 8.625%,
                 7/01/10 (ETM)

       11,750   Tulsa Municipal Airport Trust, Oklahoma, Revenue                          6/09 at 100.00          B-      11,752,820
                 Refunding Bonds, American Airlines Inc., Series 2000B,
                 6.000%, 6/01/35 (Mandatory put 12/01/08) (Alternative Minimum Tax)

       23,005   Tulsa Municipal Airport Trust, Oklahoma, Revenue                         12/08 at 100.00          B-      22,634,850
                 Refunding Bonds, American Airlines Inc., Series 2001B,
                 5.650%, 12/01/35 (Mandatory put 12/01/08) (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       52,265   Total Oklahoma                                                                                            55,070,132
------------------------------------------------------------------------------------------------------------------------------------

                OREGON - 0.4% (0.2% OF TOTAL INVESTMENTS)

        3,000   Deschutes County School District 1, Bend-La Pine,                         6/11 at 100.00         Aaa       3,240,630
                 Oregon, General Obligation Bonds, Series 2001A,
                 5.500%, 6/15/18 (Pre-refunded 6/15/11) - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------

                PENNSYLVANIA - 3.8% (2.5% OF TOTAL INVESTMENTS)

        4,780   Carbon County Industrial Development Authority,                             No Opt. Call        BBB-       5,030,854
                 Pennsylvania, Resource Recovery Revenue Refunding
                 Bonds, Panther Creek Partners Project, Series 2000,
                 6.650%, 5/01/10 (Alternative Minimum Tax)

        2,375   Falls Township Hospital Authority, Pennsylvania,                          8/06 at 100.00         AAA       2,391,435
                 FHA-Insured Revenue Refunding Bonds, Delaware Valley
                 Medical Center, Series 1992, 7.000%, 8/01/22

        2,600   Pennsylvania Turnpike Commission, Turnpike Revenue                       12/14 at 100.00         AAA       2,826,902
                 Bonds, Series 2004A, 5.500%, 12/01/31 - AMBAC Insured

        7,800   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,                      8/13 at 100.00         AAA       7,982,910
                 General Ordinance, Fourth Series 1998, 5.000%, 8/01/32 - FSA Insured

                Philadelphia School District, Pennsylvania, General
                Obligation Bonds, Series 2002B:
        6,000    5.625%, 8/01/19 (Pre-refunded 8/01/12) - FGIC Insured                    8/12 at 100.00         AAA       6,584,100
        5,500    5.625%, 8/01/20 (Pre-refunded 8/01/12) - FGIC Insured                    8/12 at 100.00         AAA       6,035,425
------------------------------------------------------------------------------------------------------------------------------------
       29,055   Total Pennsylvania                                                                                        30,851,626
------------------------------------------------------------------------------------------------------------------------------------

41


                            Nuveen Quality Income Municipal Fund, Inc. (NQU) (continued)

                                    Portfolio of INVESTMENTS April 30, 2006 (Unaudited)



    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)        RATINGS (3)      VALUE
------------------------------------------------------------------------------------------------------------------------------------

                PUERTO RICO - 1.5% (1.0% OF TOTAL INVESTMENTS)

$       5,000   Puerto Rico Municipal Finance Agency, Series 2002A,                       8/12 at 100.00         AAA    $  5,178,300
                 5.000%, 8/01/27 - FSA Insured

        1,500   Puerto Rico Public Buildings Authority, Guaranteed                        7/12 at 100.00         BBB       1,536,960
                 Government Facilities Revenue Refunding Bonds, Series 2002D,
                 5.125%, 7/01/20

        1,500   Puerto Rico, General Obligation and Public Improvement                      No Opt. Call         BBB       1,638,015
                 Bonds, Series 2001A, 5.500%, 7/01/29

        4,035   Puerto Rico, The Children's Trust Fund, Tobacco                           5/12 at 100.00         BBB       4,114,086
                 Settlement Asset-Backed Refunding Bonds, Series 2002,
                 5.375%, 5/15/33
------------------------------------------------------------------------------------------------------------------------------------
       12,035   Total Puerto Rico                                                                                         12,467,361
------------------------------------------------------------------------------------------------------------------------------------

                SOUTH CAROLINA - 9.1% (5.9% OF TOTAL INVESTMENTS)

       24,725   Greenville County School District, South Carolina,                       12/12 at 101.00         AA- (4)  27,132,226
                 Installment Purchase Revenue Bonds, Series 2002, 5.500%,
                 12/01/22 (Pre-refunded 12/01/12)

                Horry County School District, South Carolina, General
                Obligation Bonds, Series 2001A:
        5,840    5.000%, 3/01/20                                                          3/12 at 100.00         Aa1       6,042,181
        5,140    5.000%, 3/01/21                                                          3/12 at 100.00         Aa1       5,330,797

                Medical University Hospital Authority, South Carolina,
                FHA-Insured Mortgage Revenue Bonds,
                Series 2004A:
        5,240    5.250%, 8/15/20 - MBIA Insured                                           8/14 at 100.00         AAA       5,553,928
        3,000    5.250%, 2/15/24 - MBIA Insured                                           8/14 at 100.00         AAA       3,169,050

       13,615   South Carolina Transportation Infrastructure Bank,                       10/11 at 100.00         Aaa      14,267,022
                 Junior Lien Revenue Bonds, Series 2001B, 5.125%,
                 10/01/21 - AMBAC Insured

       12,305   Tobacco Settlement Revenue Management Authority,                          5/11 at 101.00         BBB      13,149,861
                 South Carolina, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001B, 6.375%, 5/15/28
------------------------------------------------------------------------------------------------------------------------------------
       69,865   Total South Carolina                                                                                      74,645,065
------------------------------------------------------------------------------------------------------------------------------------

                TENNESSEE - 1.7% (1.1% OF TOTAL INVESTMENTS)

        3,000   Knox County Health, Educational and Housing Facilities                    4/12 at 101.00        Baa3       3,165,150
                 Board, Tennessee, Hospital Revenue Bonds, Baptist Health
                 System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22

        7,415   Memphis, Tennessee, General Improvement Bonds,                           11/10 at 101.00          A1       7,660,659
                 Series 2002, 5.000%, 11/01/20

        3,205   Tennessee Housing Development Agency, Homeownership                       7/10 at 100.00          AA       3,218,589
                 Program Bonds, Series 2000-2B, 6.350%, 1/01/31 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       13,620   Total Tennessee                                                                                           14,044,398
------------------------------------------------------------------------------------------------------------------------------------

                TEXAS - 18.0% (11.7% OF TOTAL INVESTMENTS)

        1,000   Alamo Community College District, Bexar County, Texas,                   11/11 at 100.00         AAA       1,073,660
                 Combined Fee Revenue Refunding Bonds, Series 2001, 5.375%,
                 11/01/16 - FSA Insured

        6,500   Bell County Health Facilities Development Corporation,                   11/08 at 101.00          A-       6,590,220
                 Texas, Retirement Facility Revenue Bonds, Buckner
                 Retirement Services Inc. Obligated Group, Series 1998,
                 5.250%, 11/15/19

       11,255   Brazos River Authority, Texas, Pollution Control Revenue                  5/36 at 100.00        Baa2      11,935,140
                 Refunding Bonds, TXU Electric Company, Series 2001C, 5.750%,
                 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)

        5,500   Central Texas Regional Mobility Authority, Travis and                     1/15 at 100.00         AAA       5,571,115
                 Williamson Counties, Toll Road Revenue Bonds, Series 2005,
                 5.000%, 1/01/45 - FGIC Insured

        5,000   Dallas-Ft. Worth International Airport, Texas, Joint                     11/11 at 100.00         AAA       5,287,950
                 Revenue Refunding and Improvement Bonds, Series 2001A,
                 5.625%, 11/01/21 - FGIC Insured (Alternative Minimum Tax)

        8,235   Grand Prairie Housing Finance Corporation, Texas,                         9/10 at 105.00         AAA       8,960,751
                 GNMA Multifamily Housing Revenue Bonds, Landings of
                 Carrier Project, Series 2000A, 6.875%, 9/20/42

        2,500   Harris County Health Facilities Development Corporation,                 11/13 at 100.00         AAA       2,543,950
                 Texas, Thermal Utility Revenue Bonds, TECO Project, Series
                 2003, 5.000%, 11/15/30 - MBIA Insured

        2,700   Harris County-Houston Sports Authority, Texas, Senior                    11/11 at 100.00         AAA       2,799,036
                 Lien Revenue Bonds, Series 2001G, 5.250%, 11/15/30 - MBIA Insured

       22,500   Houston, Texas, Junior Lien Water and Sewerage                           12/10 at 100.00         AAA      23,860,125
                 System Revenue Refunding Bonds, Series 2000B, 5.250%,
                 12/01/30 (Pre-refunded 12/01/10) - FGIC Insured


42


    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)        RATINGS (3)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

                Lubbock Health Facilities Development Corporation,
                Texas, Revenue Bonds, St. Joseph Health
                System, Series 1998:
$       4,900    5.250%, 7/01/15                                                          7/08 at 101.00         AA-    $  5,046,216
        8,495    5.250%, 7/01/16                                                          7/08 at 101.00         AA-       8,747,641

       17,655   Matagorda County Navigation District 1, Texas, Revenue                   11/08 at 102.00         AAA      18,261,802
                 Refunding Bonds, Houston Industries Inc., Series 1998B,
                 5.150%, 11/01/29 - MBIA Insured

        7,650   Port of Corpus Christi Authority, Nueces County, Texas,                   5/06 at 101.00         BBB       7,754,422
                 Revenue Refunding Bonds, Union Pacific Corporation,
                 Series 1992, 5.350%, 11/01/10

        2,000   Sam Rayburn Municipal Power Agency, Texas, Power                         10/12 at 100.00          AA       2,160,060
                 Supply System Revenue Refunding Bonds, Series 2002A,
                 5.750%, 10/01/21 - RAAI Insured

       14,680   San Antonio Independent School District, Bexar County,                    8/09 at 100.00         AAA      15,605,721
                 Texas, General Obligation Bonds, Series 1999, 5.800%,
                 8/15/29 (Pre-refunded 8/15/09)

       11,300   San Antonio, Texas, Electric and Gas System Revenue                       2/17 at 100.00         AAA      11,936,981
                 Refunding Bonds, New Series 1992, 5.000%, 2/01/17 (ETM)

        3,750   Spring Branch Independent School District, Harris                         2/11 at 100.00         AAA       3,907,312
                 County, Texas, Limited Tax Schoolhouse and Refunding
                 Bonds, Series 2001, 5.125%, 2/01/23

        5,000   Wichita Falls, Wichita County, Texas, Priority Lien                       8/11 at 100.00         AAA       5,167,800
                 Water and Sewerage System Revenue Bonds, Series 2001,
                 5.000%, 8/01/22 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      140,620   Total Texas                                                                                              147,209,902
------------------------------------------------------------------------------------------------------------------------------------

                UTAH - 1.6% (1.1% OF TOTAL INVESTMENTS)

        5,800   Carbon County, Utah, Solid Waste Disposal Revenue                         8/06 at 101.00         BB-       5,847,908
                 Refunding Bonds, Laidlaw/ECDC Project, Guaranteed by
                 Allied Waste Industries, Series 1995, 7.500%, 2/01/10
                 (Alternative Minimum Tax)

        7,155   Utah Associated Municipal Power Systems, Revenue                          4/13 at 100.00         AAA       7,374,158
                 Bonds, Payson Power Project, Series 2003A, 5.000%, 4/01/25 -
                 FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
       12,955   Total Utah                                                                                                13,222,066
------------------------------------------------------------------------------------------------------------------------------------

                VIRGINIA - 2.1% (1.4% OF TOTAL INVESTMENTS)

        4,000   Norfolk Airport Authority, Virginia, Airport Revenue                      7/11 at 100.00         AAA       4,068,560
                 Refunding Bonds, Series 2001B, 5.125%, 7/01/31 - FGIC
                 Insured (Alternative Minimum Tax)

       11,040   Suffolk Redevelopment and Housing Authority, Virginia,                    7/31 at 100.00         Aaa      11,421,984
                 FNMA Multifamily Housing Revenue Refunding Bonds,
                 Windsor at Potomac Vista L.P. Project, Series 2001, 4.850%,
                 7/01/31 (Mandatory put 7/01/11)

          665   Virginia Housing Development Authority, Rental Housing                    5/09 at 101.00         AA+         677,136
                 Bonds, Series 1999F, 5.000%, 5/01/15 (Alternative Minimum Tax)

                Virginia Resources Authority, Water System Revenue
                Refunding Bonds, Series 2002:
          500    5.000%, 4/01/18                                                          4/12 at 102.00          AA         526,835
          500    5.000%, 4/01/19                                                          4/12 at 102.00          AA         525,485
------------------------------------------------------------------------------------------------------------------------------------
       16,705   Total Virginia                                                                                            17,220,000
------------------------------------------------------------------------------------------------------------------------------------

                WASHINGTON - 11.0% (7.1% OF TOTAL INVESTMENTS)

        4,185   Douglas County Public Utility District 1, Washington,                     9/06 at 106.00          AA       4,502,851
                 Revenue Bonds, Wells Hydroelectric, Series 1986, 8.750%, 9/01/18

        6,750   Energy Northwest, Washington, Electric Revenue                            7/12 at 100.00         AAA       7,160,400
                 Refunding Bonds, Columbia Generating Station - Nuclear
                 Project 2, Series 2002B, 5.350%, 7/01/18 - FSA Insured

        2,500   Energy Northwest, Washington, Electric Revenue                            7/12 at 100.00         AAA       2,727,125
                 Refunding Bonds, Columbia Generating Station -  Nuclear
                 Project 2, Series 2002C, 5.750%, 7/01/17 - MBIA Insured

        6,950   Port of Seattle, Washington, Revenue Bonds, Series                        8/10 at 100.00         AAA       7,317,864
                 2000B, 5.625%, 2/01/24 - MBIA Insured (Alternative Minimum Tax)

       13,400   Seattle, Washington, Municipal Light and Power                           12/10 at 100.00         Aa3      14,065,712
                 Revenue Bonds, Series 2000, 5.400%, 12/01/25

        9,440   Tacoma, Washington, Electric System Revenue Refunding                     1/11 at 101.00         AAA      10,319,430
                 Bonds, Series 2001A, 5.750%, 1/01/18  (Pre-refunded 1/01/11) -
                 FSA Insured


43


                            Nuveen Quality Income Municipal Fund, Inc. (NQU) (continued)

                                    Portfolio of INVESTMENTS April 30, 2006 (Unaudited)



    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)        RATINGS (3)      VALUE
------------------------------------------------------------------------------------------------------------------------------------

                WASHINGTON (continued)

$       5,500   Washington State Healthcare Facilities Authority,                        11/08 at 101.00         Aaa    $  5,752,945
                 Revenue Bonds, Swedish Health Services, Series 1998,
                 5.500%, 11/15/14 - AMBAC Insured

        3,430   Washington State Tobacco Settlement Authority, Tobacco                    6/13 at 100.00         BBB       3,730,640
                 Settlement Asset-Backed Revenue Bonds, Series 2002, 6.500%, 6/01/26

       18,145   Washington, General Obligation Bonds, Series 2001-02A,                    7/11 at 100.00         AAA      18,732,717
                 5.000%, 7/01/23 - FSA Insured

                Washington, Motor Vehicle Fuel Tax General Obligation
                Bonds, Series 2002C:
        7,000    5.000%, 1/01/21 - FSA Insured                                            1/12 at 100.00         AAA       7,235,130
        7,960    5.000%, 1/01/22 - FSA Insured                                            1/12 at 100.00         AAA       8,230,162
------------------------------------------------------------------------------------------------------------------------------------
       85,260   Total Washington                                                                                          89,774,976
------------------------------------------------------------------------------------------------------------------------------------

                WISCONSIN - 1.4% (0.9% OF TOTAL INVESTMENTS)

          195   Badger Tobacco Asset Securitization Corporation,                          6/12 at 100.00         BBB         205,916
                 Wisconsin, Tobacco Settlement Asset-Backed Bonds,
                 Series 2002, 6.125%, 6/01/27

        7,545   La Crosse, Wisconsin, Pollution Control Revenue                          12/08 at 102.00         AAA       7,954,165
                 Refunding Bonds, Dairyland Power Cooperative, Series 1997A,
                 5.450%, 9/01/14 - AMBAC Insured

        3,000   Wisconsin Health and Educational Facilities Authority,                    5/14 at 100.00        BBB+       3,176,400
                 Revenue Bonds, Fort Healthcare Inc., Series 2004, 5.750%, 5/01/29

          535   Wisconsin Housing and Economic Development                                7/06 at 100.00          AA         535,754
                 Authority, Housing Revenue Bonds, Series 1992A, 6.850%, 11/01/12
------------------------------------------------------------------------------------------------------------------------------------
       11,275   Total Wisconsin                                                                                           11,872,235
------------------------------------------------------------------------------------------------------------------------------------
$   1,277,740   Total Investments (cost $1,182,573,933) - 153.4%                                                       1,257,220,852
============------------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.7%                                                                      14,394,626
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (55.1)%                                                       (452,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $ 819,615,478
                ====================================================================================================================


                      (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                      (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                      (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                      (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                     N/R   Not rated.

                    (ETM)  Escrowed to maturity.

                                 See accompanying notes to financial statements.



                            Nuveen Premier Municipal Income Fund, Inc. (NPF)

                            Portfolio of
                                       INVESTMENTS April 30, 2006 (Unaudited)



    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)        RATINGS (3)      VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ALABAMA - 1.6% (1.0% OF TOTAL INVESTMENTS)

                Birmingham Special Care Facilities Financing Authority,
                Alabama, Revenue Bonds, Baptist Health
                System Inc., Series 2005A:
$       1,200    5.250%, 11/15/20                                                        11/15 at 100.00        Baa1    $  1,225,716
          400    5.000%, 11/15/30                                                        11/15 at 100.00        Baa1         390,320

        1,000   Montgomery BMC Special Care Facilities Financing                         11/14 at 100.00          A3 (4)   1,076,220
                 Authority, Alabama, Revenue Bonds, Baptist Medical Center,
                 Series 2004C, 5.250%, 11/15/29 (Pre-refunded 11/15/14)

        2,000   University of South Alabama, Student Tuition Revenue                      3/14 at 100.00         Aaa       2,075,720
                 Bonds, Series 2004, 5.000%, 3/15/23 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
        4,600   Total Alabama                                                                                              4,767,976
------------------------------------------------------------------------------------------------------------------------------------

                ALASKA - 0.7% (0.4% OF TOTAL INVESTMENTS)

        2,000   Alaska Housing Finance Corporation, General Mortgage                      6/09 at 101.00         AAA       2,062,560
                 Revenue Bonds, Series 1999A, 6.000%,6/01/49 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------

                ARIZONA - 4.8% (3.1% OF TOTAL INVESTMENTS)

                Glendale Industrial Development Authority, Arizona,
                Revenue Bonds, John C. Lincoln Health
                Network, Series 2005B:
          100    5.250%, 12/01/24                                                        12/15 at 100.00         BBB         102,610
          135    5.250%, 12/01/25                                                        12/15 at 100.00         BBB         138,524

        7,500   Salt River Project Agricultural Improvement and Power                     1/13 at 100.00          AA       7,738,575
                 District, Arizona, Electric System Revenue Bonds, Series
                 2002B, 5.000%, 1/01/25

        6,000   Salt River Project Agricultural Improvement and Power                     1/12 at 101.00          AA       6,419,640
                 District, Arizona, Electric System Revenue Refunding Bonds,
                 Series 2002A, 5.250%, 1/01/15
------------------------------------------------------------------------------------------------------------------------------------
       13,735   Total Arizona                                                                                             14,399,349
------------------------------------------------------------------------------------------------------------------------------------

                ARKANSAS - 2.6% (1.7% OF TOTAL INVESTMENTS)

        4,655   Arkansas Development Finance Authority, State Facility                   11/15 at 100.00         AAA       4,835,242
                 Revenue Bonds, Department of Correction Special Needs
                 Unit Project, Series 2005B, 5.000%, 11/01/25 - FSA Insured

           39   Drew County Public Facilities Board, Arkansas, FNMA                       8/06 at 100.00         Aaa          39,239
                 Mortgage-Backed Single Family Revenue Refunding Bonds,
                 Series 1993A-2, 7.900%, 8/01/11

           36   Stuttgart Public Facilities Board, Arkansas, Single Family                9/06 at 100.00         Aaa          36,304
                 Mortgage Revenue Refunding Bonds, Series 1993A, 7.900%, 9/01/11

        2,835   University of Arkansas, Fayetteville, Revenue Bonds,                     11/14 at 100.00         Aaa       2,935,302
                 Medical Sciences Campus, Series 2004B, 5.000%, 11/01/25 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
        7,565   Total Arkansas                                                                                             7,846,087
------------------------------------------------------------------------------------------------------------------------------------

                CALIFORNIA - 21.4% (13.7% OF TOTAL INVESTMENTS)

        5,690   California Department of Veterans Affairs, Home                           6/12 at 101.00         AAA       6,018,370
                 Purchase Revenue Bonds, Series 2002A, 5.300%, 12/01/21 -
                 AMBAC Insured

        1,875   California Department of Water Resources, Water                           6/15 at 100.00         AAA       1,960,631
                 System Revenue Bonds, Central Valley Project, Series
                 2005AD, 5.000%, 12/01/21 - FSA Insured

        1,800   California Educational Facilities Authority, Revenue                     10/15 at 100.00         AA+       1,815,606
                 Bonds, University of Southern California, Series 2005,
                 4.750%, 10/01/28

        2,000   California Health Facilities Financing Authority, Health                  7/26 at 100.00          A-       2,067,780
                 Facility Revenue Bonds, Catholic Healthcare West,
                 Series 2004I, 4.950%, 7/01/26 (Mandatory put 7/01/14)

        4,500   California Health Facilities Financing Authority, Revenue                11/15 at 100.00          A3       4,552,695
                 Bonds, Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/27


45


                            Nuveen Premier Municipal Income Fund, Inc. (NPF) (continued)

                                    Portfolio of INVESTMENTS April 30, 2006 (Unaudited)



    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)        RATINGS (3)      VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CALIFORNIA (continued)

$         500   California Statewide Community Development Authority,                     7/15 at 100.00        BBB+    $    489,185
                 Revenue Bonds, Daughters of Charity Health System,
                 Series 2005A, 5.000%, 7/01/39

        1,000   California, Economic Recovery Revenue Bonds, Series                         No Opt. Call         AA-       1,082,390
                 2004A, 5.250%, 7/01/14

                California, General Obligation Bonds, Series 2004:
        4,000    5.000%, 2/01/23                                                          2/14 at 100.00           A       4,120,240
        4,900    5.000%, 6/01/23 - AMBAC Insured                                         12/14 at 100.00         AAA       5,092,276

        1,000   Chula Vista, California, Industrial Development Revenue                   6/14 at 102.00          A2       1,049,140
                 Bonds, San Diego Gas and Electric Company, Series 1996A,
                 5.300%, 7/01/21

       28,000   Foothill/Eastern Transportation Corridor Agency,                            No Opt. Call         AAA      17,375,676
                 California, Toll Road Revenue Bonds, Series 1995A,
                 0.000%, 1/01/17 (ETM)

          450   Golden State Tobacco Securitization Corporation,                          6/13 at 100.00         BBB         501,192
                 California, Tobacco Settlement Asset-Backed Bonds,
                 Series 2003A-1, 6.750%, 6/01/39

        3,475   Los Angeles Department of Water and Power, California,                    7/15 at 100.00         AAA       3,618,796
                 Power System Revenue Bonds, Series 2005A-2, 5.000%,
                 7/01/25 - FSA Insured

        3,255   Los Angeles Unified School District, California, General                  7/15 at 100.00         AAA       3,404,697
                 Obligation Bonds, Series 2005E, 5.000%, 7/01/22 - AMBAC Insured

        2,090   Peralta Community College District, Alameda County,                       8/13 at 102.00         AAA       2,177,111
                 California, General Obligation Bonds, Series 2005D, 5.000%,
                 8/01/25 - FSA Insured

                San Diego County, California, Certificates of
                Participation, Burnham Institute, Series 2006:
          100    5.000%, 9/01/21                                                          9/15 at 102.00        Baa3         100,449
          110    5.000%, 9/01/23                                                          9/15 at 102.00        Baa3         109,702

        7,500   San Jose Redevelopment Agency, California, Tax                            8/10 at 101.00         AAA       7,961,400
                 Allocation Bonds, Merged Area Redevelopment Project,
                 Series 2002, 5.000%, 8/01/17 (Pre-refunded 8/01/10) - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
       72,245   Total California                                                                                          63,497,336
------------------------------------------------------------------------------------------------------------------------------------

                COLORADO - 2.8% (1.8% OF TOTAL INVESTMENTS)

                Adams and Weld Counties School District 27J, Brighton,
                Colorado, General Obligation Bonds,
                Series 2004:
        1,000    5.000%, 12/01/23 - FGIC Insured                                         12/14 at 100.00         AAA       1,042,140
        1,500    5.000%, 12/01/24 - FGIC Insured                                         12/14 at 100.00         AAA       1,562,115

        1,000   Colorado Health Facilities Authority, Revenue Bonds,                      6/16 at 100.00          A-         992,510
                 Evangelical Lutheran Good Samaritan Society, Series 2005,
                 5.000%, 6/01/29

        1,150   Colorado Health Facilities Authority, Revenue Bonds,                      9/14 at 100.00          A3       1,151,679
                 Parkview Medical Center, Series 2004, 5.000%, 9/01/25

        1,000   Colorado Health Facilities Authority, Revenue Bonds,                     12/09 at 101.00         Aaa       1,074,220
                 Poudre Valley Healthcare Inc., Series 1999A, 5.750%,
                 12/01/23 (Pre-refunded 12/01/09) - FSA Insured

          750   Colorado Health Facilities Authority, Revenue Bonds,                      1/15 at 100.00        BBB+         769,875
                 Vail Valley Medical Center, Series 2004, 5.000%, 1/15/17

        1,625   Superior Metropolitan District 1, Colorado, Special                      12/15 at 100.00         AAA       1,679,340
                 Revenue Bonds, Series 2006, 5.000%, 12/01/28 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
        8,025   Total Colorado                                                                                             8,271,879
------------------------------------------------------------------------------------------------------------------------------------

                CONNECTICUT - 1.2% (0.7% OF TOTAL INVESTMENTS)

        2,000   Connecticut Development Authority, Pollution Control                     10/08 at 102.00        Baa1       2,114,760
                 Revenue Refunding Bonds, Connecticut Light and Power
                 Company, Series 1993A, 5.850%, 9/01/28

        1,300   Connecticut Housing Finance Authority, Housing                            5/06 at 102.00         AAA       1,327,417
                 Mortgage Finance Program Bonds, Series 1996C-2, 6.250%, 11/15/18
------------------------------------------------------------------------------------------------------------------------------------
        3,300   Total Connecticut                                                                                          3,442,177
------------------------------------------------------------------------------------------------------------------------------------

                FLORIDA - 4.5% (2.9% OF TOTAL INVESTMENTS)

        4,000   Dade County, Florida, Aviation Revenue Bonds, Series                     10/06 at 102.00         AAA       4,108,560
                 1996A, 5.750%, 10/01/18 - MBIA Insured (Alternative Minimum Tax)


46

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)        RATINGS (3)      VALUE
------------------------------------------------------------------------------------------------------------------------------------

                FLORIDA (continued)

$       1,700   Hillsborough County Industrial Development Authority,                     4/10 at 101.00         N/R    $  1,877,837
                 Florida, Exempt Facilities Remarketed Revenue Bonds,
                 National Gypsum Company, Apollo Beach Project,
                 Series 2000B, 7.125%, 4/01/30
                 (Alternative Minimum Tax)

        2,500   Hillsborough County Industrial Development Authority,                    10/12 at 100.00        Baa2       2,593,675
                 Florida, Pollution Control Revenue Bonds, Tampa Electric
                 Company Project, Series 2002, 5.100%, 10/01/13

        4,790   Jacksonville, Florida, Sales Tax Revenue Bonds, River                     4/07 at 100.00         AAA       4,842,546
                 City Renaissance Project, Series 1996, 5.125%, 10/01/18 -
                 FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
       12,990   Total Florida                                                                                             13,422,618
------------------------------------------------------------------------------------------------------------------------------------

                GEORGIA - 4.3% (2.7% OF TOTAL INVESTMENTS)

        8,000   George L. Smith II World Congress Center Authority,                       7/10 at 101.00         AAA       8,418,160
                 Atlanta, Georgia, Revenue Refunding Bonds, Domed Stadium
                 Project, Series 2000, 5.500%, 7/01/20 - MBIA Insured
                 (Alternative Minimum Tax)

        4,105   Municipal Electric Authority of Georgia, Combustion                      11/13 at 100.00         AAA       4,329,790
                 Turbine Revenue Bonds, Series 2003A, 5.125%, 11/01/17 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
       12,105   Total Georgia                                                                                             12,747,950
------------------------------------------------------------------------------------------------------------------------------------

                HAWAII - 0.8% (0.5% OF TOTAL INVESTMENTS)

        2,250   Hawaii Department of Budget and Finance, Special                          1/09 at 101.00         AAA       2,386,642
                 Purpose Revenue Bonds, Hawaiian Electric Company Inc.,
                 Series 1999D, 6.150%, 1/01/20 - AMBAC Insured (Alternative
                 Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

                Idaho - 0.2% (0.1% of Total Investments)

          140   Idaho Housing and Finance Association, Single Family                      7/06 at 102.00         Aa1         140,538
                 Mortgage Bonds, Series 1996E, 6.350%, 7/01/14 (Alternative
                 Minimum Tax)

          500   Madison County, Idaho, Hospital Revenue Certificates                      9/16 at 100.00        BBB-         508,550
                 of Participation, Madison Memorial Hospital, Series 2006,
                 5.250%, 9/01/26
------------------------------------------------------------------------------------------------------------------------------------
          640   Total Idaho                                                                                                  649,088
------------------------------------------------------------------------------------------------------------------------------------

                ILLINOIS - 11.1% (7.1% OF TOTAL INVESTMENTS)

          790   Chicago Public Building Commission, Illinois, General                       No Opt. Call         AAA         889,319
                 Obligation Lease Certificates, Chicago Board of Education,
                 Series 1990B, 7.000%, 1/01/15 - MBIA Insured (ETM)

        8,670   Chicago, Illinois, General Obligation Bonds, City                           No Opt. Call         AAA       3,703,997
                 Colleges of Chicago Capital Improvement Project,
                 Series 1999, 0.000%, 1/01/24 - FGIC Insured

        8,500   Chicago, Illinois, Senior Lien Water Revenue Bonds,                         No Opt. Call         AAA       9,962,595
                 Series 2001, 5.750%, 11/01/30 - AMBAC Insured

          200   Illinois Finance Authority, Revenue Bonds, Proctor                        1/16 at 100.00        BBB-         198,210
                 Hospital, Series 2006, 5.125%, 1/01/25 (WI/DD, Settling 5/11/06)

        1,000   Illinois Health Facilities Authority, Revenue Bonds,                      5/12 at 100.00        Baa2       1,020,300
                 Condell Medical Center, Series 2002, 5.500%, 5/15/32

        4,020   Illinois Housing Development Authority, Section 8 Elderly                 9/06 at 100.00           A       4,038,492
                 Housing Revenue Bonds, Garden House of Maywood
                 Development, Series 1992, 7.000%, 9/01/18

        1,500   Illinois, General Obligation Bonds, Illinois FIRST Program,               2/12 at 100.00         AAA       1,606,005
                 Series 2002, 5.500%, 2/01/17 - FGIC Insured

                Lombard Public Facilities Corporation, Illinois, Second
                Tier Conference Center and Hotel
                Revenue Bonds, Series 2005B:
          850    5.250%, 1/01/25                                                          1/16 at 100.00         AA-         888,641
        1,750    5.250%, 1/01/30                                                          1/16 at 100.00         AA-       1,818,495

                Metropolitan Pier and Exposition Authority, Illinois,
                Revenue Refunding Bonds, McCormick Place
                Expansion Project, Series 1996A:
       10,575    0.000%, 12/15/23 - MBIA Insured                                            No Opt. Call         AAA       4,543,126
       10,775    0.000%, 12/15/24 - MBIA Insured                                            No Opt. Call         AAA       4,396,416
------------------------------------------------------------------------------------------------------------------------------------
       48,630   Total Illinois                                                                                            33,065,596
------------------------------------------------------------------------------------------------------------------------------------

47


                            Nuveen Premier Municipal Income Fund, Inc. (NPF) (continued)

                                    Portfolio of INVESTMENTS April 30, 2006 (Unaudited)



    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)        RATINGS (3)      VALUE
------------------------------------------------------------------------------------------------------------------------------------

                INDIANA - 3.6% (2.3% OF TOTAL INVESTMENTS)

                Anderson School Building Corporation, Madison County,
                Indiana, First Mortgage Bonds,
                Series 2003:
$       1,000    5.500%, 7/15/19 (Pre-refunded 1/15/14) - FSA Insured                     1/14 at 100.00         AAA    $  1,096,710
        2,275    5.500%, 7/15/23 (Pre-refunded 1/15/14) - FSA Insured                     1/14 at 100.00         AAA       2,495,015

        6,180   Crown Point Multi-School Building Corporation, Indiana,                     No Opt. Call         AAA       2,738,234
                 First Mortgage Bonds, Crown Point Community School
                 Corporation, Series 2000, 0.000%, 1/15/23 - MBIA Insured

          500   Portage, Indiana, Revenue Bonds, Series 2006, 5.000%, 7/15/23             7/16 at 100.00        BBB+         491,410

        1,000   St. Joseph County Hospital Authority, Indiana, Revenue                    2/15 at 100.00         BBB         985,240
                 Bonds, Madison Center Inc., Series 2005, 5.250%, 2/15/28

        2,860   St. Joseph County PHM Elementary/Middle School                              No Opt. Call           A       2,978,032
                 Building Corporation, Indiana, First Mortgage Bonds,
                 Series 1994, 6.300%, 1/15/09
------------------------------------------------------------------------------------------------------------------------------------
       13,815   Total Indiana                                                                                             10,784,641
------------------------------------------------------------------------------------------------------------------------------------

                IOWA - 1.4% (0.9% OF TOTAL INVESTMENTS)

        4,000   Iowa Tobacco Settlement Authority, Asset Backed                           6/15 at 100.00         BBB       4,035,360
                 Settlement Revenue Bonds, Series 2005C, 5.500%, 6/01/42
------------------------------------------------------------------------------------------------------------------------------------

                KENTUCKY - 0.2% (0.1% OF TOTAL INVESTMENTS)

          510   Louisville and Jefferson County Metropolitan                             10/16 at 100.00         N/R         513,524
                 Government, Kentucky, Industrial Building Revenue Bonds,
                 Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/35
------------------------------------------------------------------------------------------------------------------------------------

                LOUISIANA - 2.4% (1.5% OF TOTAL INVESTMENTS)

        1,310   Louisiana Housing Finance Agency, GNMA Collateralized                     9/06 at 102.00         AAA       1,350,518
                 Mortgage Revenue Bonds, St. Dominic Assisted Care Facility,
                 Series 1995, 6.850%, 9/01/25

        3,950   Morehouse Parish, Louisiana, Pollution Control Revenue                      No Opt. Call         BBB       4,200,904
                 Bonds, International Paper Company, Series 2002A, 5.700%, 4/01/14

        1,375   Tobacco Settlement Financing Corporation, Louisiana,                      5/11 at 101.00         BBB       1,441,825
                 Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39
------------------------------------------------------------------------------------------------------------------------------------
        6,635   Total Louisiana                                                                                            6,993,247
------------------------------------------------------------------------------------------------------------------------------------

                MAINE - 4.5% (2.9% OF TOTAL INVESTMENTS)

        7,965   Maine Educational Loan Marketing Corporation, Student                       No Opt. Call          A2       8,048,633
                 Loan Revenue Bonds, Subordinate Series 1994B-2, 6.250%,
                 11/01/06 (Alternative Minimum Tax)

        5,335   Maine State Housing Authority, Single Family Mortgage                     5/13 at 100.00         AA+       5,434,124
                 Purchase Bonds, Series 2004A-2, 5.000%, 11/15/21 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       13,300   Total Maine                                                                                               13,482,757
------------------------------------------------------------------------------------------------------------------------------------

                MARYLAND - 0.7% (0.4% OF TOTAL INVESTMENTS)

        2,000   Maryland Health and Higher Educational Facilities                         8/14 at 100.00        BBB+       2,077,800
                 Authority, Revenue Bonds, MedStar Health, Series 2004, 5.375%, 8/15/24
------------------------------------------------------------------------------------------------------------------------------------

                Massachusetts - 2.1% (1.4% of Total Investments)

        1,000   Massachusetts Development Finance Authority, Revenue                     10/14 at 100.00         BBB       1,056,220
                 Bonds, Hampshire College, Series 2004, 5.625%, 10/01/24

        1,900   Massachusetts, General Obligation Bonds, Series 2003D,                   10/13 at 100.00         AA (4)    2,042,994
                 5.250%, 10/01/20 (Pre-refunded 10/01/13)

        3,000   Massachusetts, Special Obligation Dedicated Tax                           1/14 at 100.00         AAA       3,219,930
                 Revenue Bonds, Series 2004, 5.250%, 1/01/24
                 (Pre-refunded 1/01/14) - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
        5,900   Total Massachusetts                                                                                        6,319,144
------------------------------------------------------------------------------------------------------------------------------------

                MICHIGAN - 2.1% (1.4% OF TOTAL INVESTMENTS)

        2,925   Detroit, Michigan, General Obligation Bonds, Series                       4/13 at 100.00         AAA       3,086,753
                 2003A, 5.250%, 4/01/17 - XLCA Insured

        3,025   Wayne County, Michigan, Airport Revenue Refunding                        12/12 at 100.00         AAA       3,225,346
                 Bonds, Detroit Metropolitan Airport, Series 2002C, 5.375%,
                 12/01/19 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
        5,950   Total Michigan                                                                                             6,312,099
------------------------------------------------------------------------------------------------------------------------------------

48


    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)        RATINGS (3)      VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MINNESOTA - 5.0% (3.2% OF TOTAL INVESTMENTS)

$       4,350   Cohasset, Minnesota, Pollution Control Revenue Bonds,                     7/14 at 100.00           A    $  4,334,862
                 Allete Inc., Series 2004, 4.950%, 7/01/22

        1,000   Duluth Economic Development Authority, Minnesota,                         2/14 at 100.00          A-       1,032,520
                 Healthcare Facilities Revenue Bonds, Benedictine Health
                 System - St. Mary's Duluth Clinic, Series 2004, 5.250%, 2/15/21

        2,290   Minneapolis-St. Paul Housing and Redevelopment                           12/13 at 100.00        BBB+       2,474,345
                 Authority, Minnesota, Revenue Bonds, HealthPartners Inc.,
                 Series 2003, 6.000%, 12/01/20

                Minnesota Higher Education Facilities Authority,
                Revenue Bonds, University of St. Thomas,
                Series 2004-5Y:
          530    5.250%, 10/01/19                                                        10/14 at 100.00          A2         560,645
        1,500    5.250%, 10/01/34                                                        10/14 at 100.00          A2       1,562,415

          665   Minnesota Higher Education Facilities Authority,                          4/16 at 100.00          A2         690,815
                 Revenue Bonds, University of St. Thomas, Series 2006-6I,
                 5.000%, 4/01/23

        1,000   Minnesota Municipal Power Agency, Electric Revenue                       10/14 at 100.00          A3       1,054,940
                 Bonds, Series 2004A, 5.250%, 10/01/19

        3,000   St. Paul Port Authority, Minnesota, Lease Revenue                        12/13 at 100.00         AA+       3,197,220
                 Bonds, Office Building at Cedar Street, Series 2003, 5.250%, 12/01/20
------------------------------------------------------------------------------------------------------------------------------------
       14,335   Total Minnesota                                                                                           14,907,762
------------------------------------------------------------------------------------------------------------------------------------

                MISSISSIPPI - 1.0% (0.7% OF TOTAL INVESTMENTS)

        1,525   Mississippi Hospital Equipment and Facilities Authority,                  9/14 at 100.00         N/R       1,523,628
                 Revenue Bonds, Baptist Memorial Healthcare, Series 2004B-1,
                 5.000%, 9/01/24

        1,500   Mississippi State University Educational Building                         8/15 at 100.00         AAA       1,539,600
                 Corporation, Revenue Bonds, Residence Hall and Campus
                 Improvement Project, Series 2005, 5.000%, 8/01/28 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
        3,025   Total Mississippi                                                                                          3,063,228
------------------------------------------------------------------------------------------------------------------------------------

                MISSOURI - 1.0% (0.7% OF TOTAL INVESTMENTS)

          100   Hannibal Industrial Development Authority, Missouri,                      3/16 at 100.00         N/R         101,196
                 Health Facilities Revenue Bonds, Hannibal Regional Hospital,
                 Series 2006, 5.000%, 3/01/22

        2,880   Joplin Industrial Development Authority, Missouri,                        2/15 at 102.00        BBB+       3,004,906
                 Health Facilities Revenue Bonds, Freeman Health System,
                 Series 2004, 5.500%, 2/15/24
------------------------------------------------------------------------------------------------------------------------------------
        2,980   Total Missouri                                                                                             3,106,102
------------------------------------------------------------------------------------------------------------------------------------

                NEBRASKA - 2.2% (1.4% OF TOTAL INVESTMENTS)

        1,580   Douglas County Hospital Authority 2, Nebraska, Health                       No Opt. Call          A1       1,634,842
                 Facilities Revenue Bonds, Nebraska Medical Center, Series
                 2003, 5.000%, 11/15/16

        2,320   Grand Island, Nebraska, Electric System Revenue                           9/06 at 100.00         A+ (4)    2,456,138
                 Bonds, Series 1977, 6.100%, 9/01/12 (ETM)

        2,350   NebHelp Inc., Nebraska, Senior Subordinate Bonds,                           No Opt. Call         AAA       2,382,289
                 Student Loan Program, Series 1993A-5B, 6.250%, 6/01/18 -
                 MBIA Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
        6,250   Total Nebraska                                                                                             6,473,269
------------------------------------------------------------------------------------------------------------------------------------

                NEW HAMPSHIRE - 1.9% (1.2% OF TOTAL INVESTMENTS)

        5,000   New Hampshire Housing Finance Authority, FHLMC                            7/10 at 101.00         Aaa       5,231,550
                 Multifamily Housing Remarketed Revenue Bonds, Countryside LP,
                 Series 1994, 6.100%, 7/01/24 (Alternative Minimum Tax)

          290   New Hampshire Municipal Bond Bank, Revenue Bonds,                           No Opt. Call         N/R         292,619
                 Coe-Brown Northwood Academy, Series 1994, 7.250%, 5/01/09
------------------------------------------------------------------------------------------------------------------------------------
        5,290   Total New Hampshire                                                                                        5,524,169
------------------------------------------------------------------------------------------------------------------------------------

                NEW JERSEY - 2.9% (1.8% OF TOTAL INVESTMENTS)

        1,000   New Jersey Economic Development Authority, School                         9/15 at 100.00         AA-       1,061,720
                 Facilities Construction Bonds, Series 2005P, 5.250%, 9/01/24

        3,000   New Jersey Transportation Trust Fund Authority,                           6/13 at 100.00         AAA       3,293,220
                 Transportation System Bonds, Series 2003C, 5.500%,
                6/15/24 (Pre-refunded 6/15/13)

        1,500   New Jersey Turnpike Authority, Revenue Bonds, Series                      7/13 at 100.00         AAA       1,562,730
                 2003A, 5.000%, 1/01/19 - FGIC Insured

        2,500   New Jersey Turnpike Authority, Revenue Bonds, Series                      1/15 at 100.00         AAA       2,600,650
                 2005A, 5.000%, 1/01/25 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
        8,000   Total New Jersey                                                                                           8,518,320
------------------------------------------------------------------------------------------------------------------------------------

49


                            Nuveen Premier Municipal Income Fund, Inc. (NPF) (continued)

                                    Portfolio of INVESTMENTS April 30, 2006 (Unaudited)



    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)        RATINGS (3)      VALUE
------------------------------------------------------------------------------------------------------------------------------------

                NEW YORK - 23.7% (15.2% OF TOTAL INVESTMENTS)

$      10,000   Dormitory Authority of the State of New York, Revenue                     5/10 at 101.00         AAA    $ 10,776,400
                 Bonds, State University Educational Facilities Revenue
                 Bonds, 1999 Resolution, Series 2000B, 5.500%,
                 5/15/30 (Pre-refunded 5/15/10) - FSA Insured

        1,500   Dormitory Authority of the State of New York, State                       7/14 at 100.00         AA-       1,582,965
                 and Local Appropriation Lease Bonds, Upstate Community
                 Colleges, Series 2004B, 5.250%, 7/01/19

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 2006A:
        5,000    5.000%, 12/01/24 - FGIC Insured                                          6/16 at 100.00         AAA       5,219,350
        7,500    5.000%, 12/01/25 - FGIC Insured                                          6/16 at 100.00         AAA       7,816,650

        3,200   Metropolitan Transportation Authority, New York,                         11/15 at 100.00           A       3,279,520
                 Transportation Revenue Bonds, Series 2005F, 5.000%, 11/15/30

        5,000   Metropolitan Transportation Authority, New York,                         11/12 at 100.00         AAA       5,263,100
                 Transportation Revenue Refunding Bonds, Series 2002A,
                 5.125%, 11/15/21 - FGIC Insured

        1,250   New York City Municipal Water Finance Authority, New                      6/16 at 100.00         AA+       1,292,625
                 York, Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2006D, 5.000%, 6/15/29

        1,795   New York City Transitional Finance Authority, New York,                   8/07 at 101.00         AAA       1,845,511
                 Future Tax Secured Bonds, Fiscal Series 1998A, 5.125%,
                 8/15/21 (Pre-refunded 8/15/07)

           15   New York City, New York, General Obligation Bonds,                        2/08 at 100.00          A+          15,247
                 Fiscal Series 1996J, 5.875%, 2/15/19

        4,265   New York City, New York, General Obligation Bonds,                       10/13 at 100.00          A+       4,497,613
                 Fiscal Series 2003D, 5.250%, 10/15/22

        1,200   New York City, New York, General Obligation Bonds,                        8/14 at 100.00          A+       1,281,300
                 Fiscal Series 2004B, 5.250%, 8/01/15

        4,000   New York City, New York, General Obligation Bonds,                        8/14 at 100.00          A+       4,226,840
                 Fiscal Series 2004C, 5.250%, 8/15/20

        3,500   New York City, New York, General Obligation Bonds,                        6/15 at 100.00          A+       3,579,660
                 Fiscal Series 2005O, 5.000%, 6/01/30

          790   New York State Medical Care Facilities Finance Agency,                    8/06 at 100.00         AAA         792,575
                 FHA-Insured Mortgage Revenue Bonds, Hospital and
                 Nursing Home Projects, Series 1992B, 6.200%, 8/15/22

        3,250   New York State Municipal Bond Bank Agency, Special                        6/13 at 100.00          A+       3,424,070
                 School Purpose Revenue Bonds, Series 2003C, 5.250%, 6/01/22

                New York State Thruway Authority, General Revenue Bonds,
                Series 2005G:
        6,460    5.000%, 1/01/25 - FSA Insured                                            7/15 at 100.00         AAA       6,727,315
        2,580    5.000%, 1/01/26 - FSA Insured                                            7/15 at 100.00         AAA       2,684,800

        1,850   New York State Urban Development Corporation, Service                     3/15 at 100.00         AAA       1,927,330
                 Contract Revenue Bonds, Series 2005B, 5.000%, 3/15/24 - FSA Insured

        1,000   New York State Urban Development Corporation,                             7/14 at 100.00           A       1,046,120
                 Subordinate Lien Corporate Purpose Bonds, Series 2004A, 5.125%, 1/01/22

        3,000   Port Authority of New York and New Jersey, Consolidated                   6/15 at 101.00         AA-       3,185,520
                 Revenue Bonds, One Hundred Fortieth Series 2005, 5.000%, 12/01/16
------------------------------------------------------------------------------------------------------------------------------------
       67,155   Total New York                                                                                            70,464,511
------------------------------------------------------------------------------------------------------------------------------------

                NORTH CAROLINA - 4.1% (2.6% OF TOTAL INVESTMENTS)

       10,300   North Carolina Eastern Municipal Power Agency, Power                        No Opt. Call         AAA      12,080,767
                 System Revenue Refunding Bonds, Series 1993B, 6.000%,
                 1/01/22 - CAPMAC Insured
------------------------------------------------------------------------------------------------------------------------------------

                Ohio - 2.1% (1.3% of Total Investments)

        2,000   Granville Exempt Village School District, Ohio, General                  12/11 at 100.00         Aa2       2,068,240
                 Obligation Bonds, Series 2001, 5.000%, 12/01/24

        4,000   Ohio, Solid Waste Revenue Bonds, Republic Services                        4/33 at 100.00        BBB+       3,829,520
                 Inc., Series 2004, 4.250%, 4/01/33  (Mandatory put 4/01/14)
                 (Alternative Minimum Tax)

          250   Port of Greater Cincinnati Development Authority, Ohio,                  10/16 at 100.00         N/R         253,748
                 Economic Development Revenue Bonds, Sisters of Mercy
                 of the Americas, Series 2006, 5.000%, 10/01/25
------------------------------------------------------------------------------------------------------------------------------------
        6,250   Total Ohio                                                                                                 6,151,508
------------------------------------------------------------------------------------------------------------------------------------

50


    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)        RATINGS (3)      VALUE
------------------------------------------------------------------------------------------------------------------------------------

                OKLAHOMA - 0.3% (0.2% OF TOTAL INVESTMENTS)

                Norman Regional Hospital Authority, Oklahoma,
                Hospital Revenue Bonds, Series 2005:
$         500    5.375%, 9/01/29                                                          9/16 at 100.00        BBB-    $    501,735
          450    5.375%, 9/01/36                                                          9/16 at 100.00        BBB-         451,026
------------------------------------------------------------------------------------------------------------------------------------
          950   Total Oklahoma                                                                                               952,761
------------------------------------------------------------------------------------------------------------------------------------

                OREGON - 1.3% (0.8% OF TOTAL INVESTMENTS)

                Oregon, General Obligation Bonds, State Board of
                Higher Education, Series 2004A:
        1,795    5.000%, 8/01/21                                                          8/14 at 100.00         AA-       1,870,677
        1,990    5.000%, 8/01/23                                                          8/14 at 100.00         AA-       2,066,913
------------------------------------------------------------------------------------------------------------------------------------
        3,785   Total Oregon                                                                                               3,937,590
------------------------------------------------------------------------------------------------------------------------------------

                PENNSYLVANIA - 2.3% (1.5% OF TOTAL INVESTMENTS)

        3,000   Allegheny County Sanitary Authority, Pennsylvania,                       12/15 at 100.00         AAA       3,123,990
                 Sewerage Revenue Bonds, Series 2005A, 5.000%, 12/01/23 - MBIA Insured

        1,590   Falls Township Hospital Authority, Pennsylvania,                          8/06 at 100.00         AAA       1,601,003
                 FHA-Insured Revenue Refunding Bonds, Delaware Valley
                 Medical Center, Series 1992, 7.000%, 8/01/22

        2,000   Pittsburgh Water and Sewerage Authority, Pennsylvania,                    9/15 at 100.00         AAA       2,070,060
                 First Lien Water and Sewerage System Revenue Bonds,
                 Series 2005, 5.000%, 9/01/29 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
        6,590   Total Pennsylvania                                                                                         6,795,053
------------------------------------------------------------------------------------------------------------------------------------

                RHODE ISLAND - 2.7% (1.7% OF TOTAL INVESTMENTS)

        7,655   Rhode Island Tobacco Settlement Financing Corporation,                    6/12 at 100.00         BBB       8,017,541
                 Tobacco Settlement Asset-Backed Bonds, Series 2002A, 6.000%, 6/01/23
------------------------------------------------------------------------------------------------------------------------------------

                SOUTH CAROLINA - 7.9% (5.1% OF TOTAL INVESTMENTS)

        2,500   Berkeley County School District, South Carolina,                         12/13 at 100.00          AA       2,580,375
                 Installment Purchase Revenue Bonds, Securing Assets for
                 Education, Series 2003, 5.250%, 12/01/24

        4,405   Dorchester County School District 2, South Carolina,                     12/14 at 100.00           A       4,591,816
                 Installment Purchase Revenue Bonds, GROWTH,
                 Series 2004, 5.250%, 12/01/23

        3,340   Greenville County School District, South Carolina,                       12/13 at 100.00         AA-       3,510,407
                 Installment Purchase Revenue Bonds, Series 2003, 5.250%, 12/01/19

        3,620   Greenville, South Carolina, Hospital Facilities Revenue                   5/13 at 100.00         AAA       3,800,493
                 Refunding Bonds, Series 2003A, 5.250%, 5/01/21 - AMBAC Insured

        1,500   South Carolina JOBS Economic Development Authority,                      11/12 at 100.00          A-       1,563,225
                 Economic Development Revenue Bonds, Bon Secours Health
                 System Inc., Series 2002A, 5.625%, 11/15/30

          605   South Carolina JOBS Economic Development Authority,                       8/13 at 100.00        BBB+         671,961
                 Hospital Refunding and Improvement Revenue Bonds,
                 Palmetto Health Alliance, Series 2003C, 6.375%, 8/01/34

        4,895   South Carolina JOBS Economic Development Authority,                       8/13 at 100.00        BBB+ (4)   5,598,216
                 Hospital Refunding and Improvement Revenue Bonds,
                 Palmetto Health Alliance, Series 2003C, 6.375%, 8/01/34
                 (Pre-refunded 8/01/13)

        1,145   Tobacco Settlement Revenue Management Authority,                          5/11 at 101.00         BBB       1,199,525
                 South Carolina, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001B, 6.000%, 5/15/22
------------------------------------------------------------------------------------------------------------------------------------
       22,010   Total South Carolina                                                                                      23,516,018
------------------------------------------------------------------------------------------------------------------------------------

                SOUTH DAKOTA - 0.6% (0.4% OF TOTAL INVESTMENTS)

        1,750   South Dakota Health and Educational Facilities Authority,                11/14 at 100.00          A+       1,844,115
                 Revenue Bonds, Sioux Valley Hospitals, Series 2004A, 5.500%, 11/01/31
------------------------------------------------------------------------------------------------------------------------------------

                TENNESSEE - 1.3% (0.8% OF TOTAL INVESTMENTS)

        2,060   Johnson City Health and Educational Facilities Board,                     7/23 at 100.00         AAA       2,131,338
                 Tennessee, Hospital Revenue Refunding and Improvement
                 Bonds, Johnson City Medical Center, Series 1998C,
                 5.125%, 7/01/25 (Pre-refunded 7/01/23) - MBIA Insured

        1,600   Johnson City Health and Educational Facilities Board,                     7/16 at 100.00        BBB+       1,658,544
                 Tennessee, Revenue Bonds, Mountain States Health
                 Alliance, Series 2006A, 5.500%, 7/01/36
------------------------------------------------------------------------------------------------------------------------------------
        3,660   Total Tennessee                                                                                            3,789,882
------------------------------------------------------------------------------------------------------------------------------------

51


                            Nuveen Premier Municipal Income Fund, Inc. (NPF) (continued)

                                    Portfolio of INVESTMENTS April 30, 2006 (Unaudited)



    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)        RATINGS (3)      VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TEXAS - 5.7% (3.7% OF TOTAL INVESTMENTS)

$       1,075   Brazos River Authority, Texas, Pollution Control Revenue                 10/13 at 101.00        Baa2    $  1,210,493
                 Bonds, TXU Energy Company LLC Project, Series 2003C,
                 6.750%, 10/01/38 (Alternative Minimum Tax)

        3,000   Houston, Texas, First Lien Combined Utility System                        5/14 at 100.00         AAA       3,165,960
                 Revenue Bonds, Series 2004A, 5.250%, 5/15/25 - MBIA Insured

                Kerrville Health Facilities Development Corporation,
                Texas, Revenue Bonds, Sid Peterson
                Memorial Hospital Project, Series 2005:
          400    5.250%, 8/15/21                                                            No Opt. Call        BBB-         408,108
          500    5.125%, 8/15/26                                                            No Opt. Call        BBB-         496,840

        2,265   Lower Colorado River Authority, Texas, Contract Revenue                   5/13 at 100.00         AAA       2,391,183
                 Refunding Bonds, Transmission Services Corporation,
                 Series 2003C, 5.250%, 5/15/25 - AMBAC Insured

        2,000   Mansfield Independent School District, Tarrant County,                    2/11 at 100.00         AAA       2,089,080
                 Texas, General Obligation Bonds, Series 2001, 5.375%, 2/15/26

        1,000   Sabine River Authority, Texas, Pollution Control Revenue                 11/15 at 100.00        Baa2       1,020,290
                 Bonds, TXU Electric Company, Series 2001C, 5.200%, 5/01/28

                Texas Tech University, Financing System Revenue
                Bonds, 9th Series 2003:
        3,525    5.250%, 2/15/18 - AMBAC Insured                                          8/13 at 100.00         AAA       3,736,007
        2,250    5.250%, 2/15/19 - AMBAC Insured                                          8/13 at 100.00         AAA       2,377,463

           70   Victoria Housing Finance Corporation, Texas, FNMA                           No Opt. Call         Aaa          70,453
                 Single Family Mortgage Revenue Refunding Bonds,
                 Series 1995, 8.125%, 1/01/11
------------------------------------------------------------------------------------------------------------------------------------
       16,085   Total Texas                                                                                               16,965,877
------------------------------------------------------------------------------------------------------------------------------------

                UTAH - 0.3% (0.2% OF TOTAL INVESTMENTS)

          595   Utah Housing Corporation, Single Family Mortgage Bonds,                   7/11 at 100.00         Aa2         606,608
                 Series 2001D, 5.500%, 1/01/21 (Alternative Minimum Tax)

           35   Utah Housing Finance Agency, Single Family Mortgage                       1/07 at 102.00          AA          35,125
                 Bonds, Series 1996C, 6.450%, 7/01/14 (Alternative Minimum Tax)

          255   Utah Housing Finance Agency, Single Family Mortgage                       7/07 at 101.50          AA         261,054
                 Bonds, Series 1997F, 5.750%, 7/01/15 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
          885   Total Utah                                                                                                   902,787
------------------------------------------------------------------------------------------------------------------------------------

                WASHINGTON - 9.5% (6.1% OF TOTAL INVESTMENTS)

        2,500   Energy Northwest, Washington, Electric Revenue                            7/12 at 100.00         AAA       2,727,125
                 Refunding Bonds, Columbia Generating Station - Nuclear
                 Project 2, Series 2002C, 5.750%, 7/01/17 - MBIA Insured

        7,000   Energy Northwest, Washington, Electric Revenue                            7/13 at 100.00         Aaa       7,520,100
                 Refunding Bonds, Nuclear Project 1, Series 2003A, 5.500%, 7/01/16

        6,160   King County Public Hospital District 2, Washington,                       6/11 at 101.00         AAA       6,440,218
                 Limited Tax General Obligation Bonds,Evergreen Hospital
                 Medical Center, Series 2001A, 5.250%, 12/01/24 - AMBAC Insured

        1,000   Skagit County Public Hospital District 1, Washington,                       No Opt. Call        Baa3       1,062,800
                 Revenue Bonds, Skagit Valley Hospital, Series 2003, 6.000%, 12/01/23

        9,750   Washington, General Obligation Refunding Bonds,                             No Opt. Call         Aa1      10,389,405
                 Series 1992A and 1992AT-6, 6.250%, 2/01/11
------------------------------------------------------------------------------------------------------------------------------------
       26,410   Total Washington                                                                                          28,139,648
------------------------------------------------------------------------------------------------------------------------------------

                WEST VIRGINIA - 1.9% (1.2% OF TOTAL INVESTMENTS)

        2,000   West Virginia Water Development Authority, Infrastructure                10/13 at 101.00         AAA       2,175,120
                 Revenue Bonds, Series 2003A, 5.500%, 10/01/23 - AMBAC Insured

        3,150   West Virginia Water Development Authority, Loan                          11/13 at 101.00         AAA       3,361,334
                 Program II Revenue Bonds, Series 2003B, 5.250%, 11/01/23 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
        5,150   Total West Virginia                                                                                        5,536,454
------------------------------------------------------------------------------------------------------------------------------------

52


    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)        RATINGS (3)      VALUE
------------------------------------------------------------------------------------------------------------------------------------

                WISCONSIN - 5.2% (3.3% OF TOTAL INVESTMENTS)

$       5,670   Wisconsin Health and Educational Facilities Authority,                    7/11 at 100.00          A-    $  5,918,686
                 Revenue Bonds, Agnesian Healthcare Inc., Series 2001,
                 6.000%, 7/01/30

          160   Wisconsin Health and Educational Facilities Authority,                    5/16 at 100.00         BBB         155,131
                 Revenue Bonds, Divine Savior Healthcare, Series 2006,
                 5.000%, 5/01/32

        1,000   Wisconsin Health and Educational Facilities Authority,                    5/14 at 100.00        BBB+       1,047,880
                 Revenue Bonds, Fort Healthcare Inc., Series 2004,
                 5.375%, 5/01/18

        2,350   Wisconsin Health and Educational Facilities Authority,                   10/11 at 101.00         AA-       2,521,386
                 Revenue Bonds, Froedtert and Community Health Obligated
                 Group, Series 2001, 5.375%, 10/01/30

        5,000   Wisconsin Health and Educational Facilities Authority,                    2/10 at 101.00          AA       5,386,600
                 Revenue Bonds, Marshfield Clinic, Series 1999, 6.250%,
                 2/15/18 - RAAI Insured

          455   Wisconsin Housing and Economic Development Authority,                     7/06 at 100.00          AA         455,642
                 Housing Revenue Bonds, Series 1992A, 6.850%, 11/01/12
------------------------------------------------------------------------------------------------------------------------------------
       14,635   Total Wisconsin                                                                                           15,485,325
------------------------------------------------------------------------------------------------------------------------------------

                WYOMING - 0.5% (0.3% OF TOTAL INVESTMENTS)

        1,350   Sweetwater County, Wyoming, Solid Waste Disposal                         12/15 at 100.00        BBB-       1,410,318
                 Revenue Bonds, FMC Corporation, Series 2005, 5.600%,
                 12/01/35 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
$     474,695   Total Investments (cost $446,303,106) - 156.4%                                                           464,660,835
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (0.9)%                                                                   (2,487,949)
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (55.5)%                                                       (165,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $ 297,172,886
                ====================================================================================================================


                      (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                      (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                      (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                      (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                     N/R   Not rated.

                   WI/DD   Purchased on a when-issued or delayed delivery basis.

                    (ETM)  Escrowed to maturity.

                                 See accompanying notes to financial statements.



                            Nuveen Municipal High Income Opportunity Fund (NMZ)

                            Portfolio of
                                       INVESTMENTS April 30, 2006 (Unaudited)




    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)        RATINGS (3)      VALUE
------------------------------------------------------------------------------------------------------------------------------------

                NATIONAL - 2.1% (1.5% OF TOTAL INVESTMENTS)

                Charter Mac Equity Issuer Trust, Preferred Shares,
                Series 2004A-4:
$       5,000    6.000%, 12/31/45 (Mandatory put 4/30/19) (Alternative Minimum Tax)      12/45 at 100.00          A3    $  5,354,250
        1,000    5.750%, 12/31/45 (Mandatory put 4/30/15)                                12/45 at 100.00          A3       1,047,220

        1,000   GMAC Municipal Mortgage Trust, Series B-1, 5.600%,                       10/39 at 100.00        Baa1       1,018,600
                 10/31/39 (Mandatory put 10/31/19) (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
        7,000   Total National                                                                                             7,420,070
------------------------------------------------------------------------------------------------------------------------------------

                ALABAMA - 1.8% (1.3% OF TOTAL INVESTMENTS)

        6,200   Baldwin County Eastern Shore Healthcare Authority,                        4/08 at 102.00         N/R (4)   6,507,272
                 Alabama, Hospital Revenue Bonds, Thomas Hospital,
                 Series 1998, 5.750%, 4/01/27 (Pre-refunded 4/01/08)
------------------------------------------------------------------------------------------------------------------------------------

                ARIZONA - 4.6% (3.3% OF TOTAL INVESTMENTS)

          566   Estrella Mountain Ranch Community Facilities District,                    7/10 at 102.00         N/R         616,414
                 Goodyear, Arizona, Special Assessment Lien Bonds, Series
                 2001A, 7.875%, 7/01/25

        6,720   Maricopa County Industrial Development Authority,                         1/11 at 103.00          BB       6,743,184
                 Arizona, Senior Living Facility Revenue Bonds, Christian
                 Care Mesa II Inc., Series 2004A, 6.625%, 1/01/34 (Alternative
                 Minimum Tax)

                Phoenix Industrial Development Authority, Arizona,
                Educational Revenue Bonds, Keystone
                Montessori School, Series 2004A:
          350    6.375%, 11/01/13                                                        11/11 at 103.00         N/R         356,464
          790    7.250%, 11/01/23                                                        11/11 at 103.00         N/R         818,480
        1,715    7.500%, 11/01/33                                                        11/11 at 103.00         N/R       1,776,105

        1,645   Pima County Industrial Development Authority, Arizona,                    7/14 at 100.00         N/R       1,693,758
                 Charter School Revenue Bonds, Heritage Elementary School,
                 Series 2004, 7.500%, 7/01/34

          550   Pima County Industrial Development Authority, Arizona,                   12/14 at 100.00        BBB-         558,783
                 Charter School Revenue Bonds, Noah Webster Basic Schools Inc.,
                 Series 2004, 6.125%, 12/15/34

          500   Pima County Industrial Development Authority, Arizona,                      No Opt. Call         AAA         574,935
                 Charter School Revenue Bonds, Pointe Educational Services
                 Charter School, Series 2004, 6.250%, 7/01/14 (ETM)

        1,000   Pima County Industrial Development Authority, Arizona,                    7/14 at 100.00         N/R (4)   1,178,180
                 Charter School Revenue Bonds, Pointe
                 Educational Services Charter School, Series 2004, 7.125%,
                 7/01/24 (Pre-refunded 7/01/14)

        1,150   Pinal County Industrial Development Authority, Arizona,                  10/12 at 100.00           A       1,175,404
                 Correctional Facilities Contract Revenue Bonds, Florence
                 West Prison LLC, Series 2002A, 5.250%, 10/01/22 - ACA Insured

        1,000   Tucson Industrial Development Authority, Arizona, Charter                 9/14 at 100.00        BBB-       1,010,750
                 School Revenue Bonds, Arizona Agribusiness and Equine
                 Center Charter School, Series 2004A, 5.850%, 9/01/24
------------------------------------------------------------------------------------------------------------------------------------
       15,986   Total Arizona                                                                                             16,502,457
------------------------------------------------------------------------------------------------------------------------------------

                CALIFORNIA - 17.7% (12.5% OF TOTAL INVESTMENTS)

        8,000   Alameda Public Finance Authority, California, Revenue                       No Opt. Call         N/R       7,988,800
                 Bond Anticipation Notes, Alameda Power and Telecom,
                 Series 2004, 7.000%, 6/01/09

          500   California Health Facilities Financing Authority, Health                  7/26 at 100.00          A-         516,945
                 Facility Revenue Bonds, Catholic Healthcare West, Series
                 2004I, 4.950%, 7/01/26 (Mandatory put 7/01/14)

        1,005   California Health Facilities Financing Authority, Hospital                5/06 at 100.00          BB       1,005,090
                 Revenue Bonds, Downey Community Hospital, Series 1993,
                 5.750%, 5/15/15

                California State Public Works Board, Lease Revenue
                Bonds, Department of General Services,
                Series 2003D:
        1,090    5.000%, 6/01/21                                                         12/13 at 100.00          A-       1,122,199
        1,170    5.100%, 6/01/23                                                         12/13 at 100.00          A-       1,212,015

        3,000   California State Public Works Board, Lease Revenue                        6/14 at 100.00          A-       3,075,090
                 Bonds, Department of Mental Health, Coalinga State
                 Hospital, Series 2004A, 5.000%, 6/01/25


54


    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)        RATINGS (3)      VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CALIFORNIA (continued)

$       2,925   California Statewide Community Development Authority,                     3/14 at 102.00         N/R    $  3,051,711
                 Revenue Bonds, Epidaurus Project, Series 2004A, 7.750%, 3/01/34

        1,015   California Statewide Community Development Authority,                     1/14 at 100.00         N/R       1,086,710
                 Subordinate Lien Multifamily Housing Revenue Bonds, Corona
                 Park Apartments, Series 2004I-S, 7.750%, 1/01/34 (Alternative
                 Minimum Tax)

        3,360   California, General Obligation Bonds, Series 2003, 5.000%, 11/01/21      11/13 at 100.00           A       3,467,117

        4,975   Golden State Tobacco Securitization Corporation, California,              6/13 at 100.00         AAA       5,477,773
                 Enhanced Tobacco Settlement Asset-Backed Bonds, Series
                 2003B, 5.625%, 6/01/33 (Pre-refunded 6/01/13)

        5,500   Golden State Tobacco Securitization Corporation, California,              6/13 at 100.00         BBB       6,125,680
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.750%, 6/01/39

        1,000   Golden State Tobacco Securitization Corporation, California,              6/13 at 100.00         BBB       1,192,700
                 Tobacco Settlement Asset-Backed Revenue Bonds, Series 2003A-2,
                 7.900%, 6/01/42

                Huntington Beach, California, Special Tax Bonds,
                Community Facilities District 2003-1,
                Huntington Center, Series 2004:
          500    5.800%, 9/01/23                                                          9/14 at 100.00         N/R         515,970
        1,000    5.850%, 9/01/33                                                          9/14 at 100.00         N/R       1,031,690

        2,500   Independent Cities Lease Finance Authority, California,                   5/14 at 100.00         N/R       2,761,200
                 Revenue Bonds, El Granada Mobile Home Park, Series 2004A,
                 6.450%, 5/15/44

        1,015   Independent Cities Lease Finance Authority, California,                   5/14 at 100.00         N/R       1,073,160
                 Subordinate Lien Revenue Bonds, El Granada Mobile Home
                 Park, Series 2004B, 6.500%, 5/15/44

        1,200   Lake Elsinore, California, Special Tax Bonds, Community                   9/13 at 102.00         N/R       1,266,288
                 Facilities District 2003-2 Improvement Area A, Canyon Hills,
                 Series 2004A, 5.950%, 9/01/34

        3,400   Lee Lake Water District, Riverside County, California,                    9/13 at 102.00         N/R       3,587,816
                 Special Tax Bonds, Community Facilities District 3,
                 Series 2004, 5.950%, 9/01/34

          300   Los Angeles Regional Airports Improvement Corporation,                   12/12 at 102.00          B-         318,372
                 California, Sublease Revenue Bonds, Los Angeles International
                 Airport, American Airlines Inc. Terminal 4 Project, Series 2002B,
                 7.500%, 12/01/24 (Alternative Minimum Tax)

        2,950   Los Angeles Regional Airports Improvement Corporation,                   12/12 at 102.00          B-       3,130,658
                 California, Sublease Revenue Bonds, Los Angeles International
                 Airport, American Airlines Inc. Terminal 4 Project, Series 2002C,
                 7.500%, 12/01/24 (Alternative Minimum Tax)

                Moreno Valley Unified School District, Riverside County,
                California, Special Tax Bonds,
                Community Facilities District, Series 2004:
          800    5.550%, 9/01/29                                                          9/14 at 100.00         N/R         816,920
        1,250    5.650%, 9/01/34                                                          9/14 at 100.00         N/R       1,276,463

        1,555   Murrieta Valley Unified School District, Riverside County,                9/11 at 100.00         N/R       1,590,361
                 California, Special Tax Bonds, Community Facilities
                 District 2000-1, Series 2004B, 5.300%, 9/01/34

        1,000   Oceanside, California, Special Tax Revenue Bonds,                         3/14 at 100.00         N/R       1,043,800
                 Community Facilities District - Morro Hills, Series 2004,
                 5.750%, 9/01/28

                Orange County, California, Special Tax Bonds, Community
                Facilities District 03-1 of Ladera
                Ranch, Series 2004A:
          500    5.500%, 8/15/23                                                          8/12 at 101.00         N/R         524,590
        1,625    5.600%, 8/15/28                                                          8/12 at 101.00         N/R       1,706,461
        1,000    5.625%, 8/15/34                                                          8/12 at 101.00         N/R       1,053,040

        2,250   San Diego County, California, Certificates of Participation,              9/12 at 100.00        BBB-       2,291,378
                 San Diego-Imperial Counties Developmental Services Foundation
                 Project, Series 2002, 5.500%, 9/01/27

        3,895   West Patterson Financing Authority, California, Special                   9/13 at 103.00         N/R       4,180,075
                 Tax Bonds, Community Facilities District 2001-1, Series
                 2004A, 6.125%, 9/01/39
------------------------------------------------------------------------------------------------------------------------------------
       60,280   Total California                                                                                          63,490,072
------------------------------------------------------------------------------------------------------------------------------------

                COLORADO - 9.4% (6.7% OF TOTAL INVESTMENTS)

          925   Bradburn Metropolitan District 3, Colorado, General                      12/13 at 101.00         N/R       1,020,691
                 Obligation Bonds, Series 2003, 7.500%, 12/01/33

        5,600   Buffalo Ridge Metropolitan District, Colorado, Limited                   12/13 at 101.00         N/R       6,179,320
                 Obligation Assessment Bonds, Series 2003, 7.500%, 12/01/33


55


                            Nuveen Municipal High Income Opportunity Fund (NMZ) (continued)

                                    Portfolio of INVESTMENTS April 30, 2006 (Unaudited)


    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)        RATINGS (3)      VALUE
------------------------------------------------------------------------------------------------------------------------------------

                COLORADO (continued)

$         400   Colorado Educational and Cultural Facilities Authority,                  12/10 at 101.00         BBB    $    434,504
                 Charter School Revenue Bonds, Academy Charter School -
                 Douglas County School District Re. 1, Series 2000, 6.875%, 12/15/20

          650   Colorado Educational and Cultural Facilities Authority,                   9/11 at 100.00         Ba1 (4)     744,484
                 Charter School Revenue Bonds, Bromley East Charter School,
                 Series 2000A, 7.250%, 9/15/30 (Pre-refunded 9/15/11)

          920   Colorado Educational and Cultural Facilities Authority,                   7/08 at 100.00         N/R (4)     964,372
                 Charter School Revenue Bonds, Compass Montessori
                 Elementary Charter School, Series 2000, 7.750%, 7/15/31
                 (Pre-refunded 7/15/08)

        3,500   Colorado Educational and Cultural Facilities Authority,                   5/14 at 101.00         N/R       3,703,385
                 Charter School Revenue Bonds, Denver Arts and Technology
                 Academy, Series 2003, 8.000%, 5/01/34

                Colorado Educational and Cultural Facilities Authority,
                Charter School Revenue Bonds, Excel
                Academy Charter School, Series 2003:
          500    7.300%, 12/01/23 (Pre-refunded 12/01/11)                                12/11 at 100.00         AAA         586,235
          875    7.500%, 12/01/33 (Pre-refunded 12/01/11)                                12/11 at 100.00         AAA       1,034,635

        1,797   Colorado Educational and Cultural Facilities Authority,                   2/12 at 100.00         N/R       1,883,310
                 Charter School Revenue Bonds, Jefferson County School
                 District R-1 - Compass Montessori Secondary School,
                 Series 2002, 8.000%, 2/15/32

        1,450   Colorado Educational and Cultural Facilities Authority,                   6/11 at 100.00         Ba1       1,495,748
                 Charter School Revenue Bonds, Weld County School District 6 -
                 Frontier Academy, Series 2001, 7.250%, 6/01/20

        1,500   Colorado Educational and Cultural Facilities Authority,                   6/14 at 100.00         N/R       1,626,960
                 Independent School Improvement Revenue Bonds, Heritage
                 Christian School of Northern Colorado, Series 2004A, 7.500%, 6/01/34

        2,000   Colorado Educational and Cultural Facilities Authority,                   6/14 at 100.00         N/R       1,722,640
                 Revenue Bonds, Colorado Lutheran High School Association,
                 Series 2004A, 7.500%, 6/01/24

          900   Colorado Housing and Finance Authority, Multifamily                      10/12 at 100.00          AA         915,732
                 Project Bonds, Class II Series 2002C-6, 5.300%, 10/01/42

        4,300   Denver Health and Hospitals Authority, Colorado,                         12/14 at 100.00         BBB       4,679,303
                 Revenue Bonds, Series 2004A, 6.250%, 12/01/33

        1,000   Denver, Colorado, FHA-Insured Multifamily Housing                         7/08 at 102.00         AAA       1,017,810
                 Mortgage Loan Revenue Bonds, Garden Court Community
                 Project, Series 1998, 5.400%, 7/01/39

          735   Eagle County Air Terminal Corporation, Colorado, Airport                  5/06 at 101.00         N/R         743,423
                 Terminal Revenue Bonds, Series 1996, 7.500%, 5/01/21
                 (Alternative Minimum Tax)

        1,250   Mesa County, Colorado, Residential Care Facilities                       12/11 at 101.00          AA       1,299,300
                 Mortgage Revenue Bonds, Hilltop Community Resources Inc.
                 Obligated Group, Series 2001A, 5.250%, 12/01/21 - RAAI Insured

        2,000   Park Creek Metropolitan District, Colorado, Limited Tax                  12/32 at 100.00         N/R       2,245,640
                 Obligation Revenue Bonds, Series 2003CR-2, 7.875%, 12/01/32
                 (Mandatory put 12/01/13)

                Tallyn's Reach Metropolitan District 2, Aurora, Colorado,
                Limited Tax General Obligation
                Bonds, Series 2004:
          250    6.000%, 12/01/18                                                        12/13 at 100.00         N/R         254,170
          315    6.375%, 12/01/23                                                        12/13 at 100.00         N/R         323,546

                Tallyn's Reach Metropolitan District 3, Aurora, Colorado,
                Limited Tax General Obligation
                Bonds, Series 2004:
          500    6.625%, 12/01/23                                                        12/13 at 100.00         N/R         521,115
          500    6.750%, 12/01/33                                                        12/13 at 100.00         N/R         525,825
------------------------------------------------------------------------------------------------------------------------------------
       31,867   Total Colorado                                                                                            33,922,148
------------------------------------------------------------------------------------------------------------------------------------

                CONNECTICUT - 0.2% (0.2% OF TOTAL INVESTMENTS)

        1,025   Eastern Connecticut Resource Recovery Authority, Solid                    7/06 at 100.00         BBB       1,025,226
                 Waste Revenue Bonds, Wheelabrator Lisbon Project, Series
                 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

                FLORIDA - 9.3% (6.6% OF TOTAL INVESTMENTS)

        4,390   Bartram Springs Community Development District, Duval                     5/13 at 102.00         N/R       4,792,651
                 County, Florida, Special Assessment Bonds, Series 2003A,
                 6.650%, 5/01/34

          700   Broward County, Florida, Airport Facility Revenue Bonds,                 11/14 at 101.00        BBB-         819,042
                 Learjet Inc., Series 2000, 7.500%, 11/01/20 (Alternative
                 Minimum Tax)

        1,175   Century Gardens Community Development District,                           5/14 at 101.00         N/R       1,220,285
                 Miami-Dade County, Florida, Special Assessment Revenue
                 Bonds, Series 2004, 5.900%, 5/01/34

56

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)        RATINGS (3)      VALUE
------------------------------------------------------------------------------------------------------------------------------------

                FLORIDA (continued)

                Islands at Doral Northeast Community Development
                District, Miami-Dade County, Florida, Special
                Assessment Bonds, Series 2004:
$         470    6.125%, 5/01/24                                                          5/14 at 101.00         N/R    $    504,625
          450    6.250%, 5/01/34                                                          5/14 at 101.00         N/R         477,495

        6,880   Lee County Industrial Development Authority, Florida,                       No Opt. Call          B2       6,494,445
                 Multifamily Housing Revenue Bonds, Legacy at Lehigh
                 Project, Senior Series 2003A, 6.000%, 12/01/43

          630   Lexington Community Development District, Florida,                        5/14 at 101.00         N/R         657,449
                 Special Assessment Revenue Bonds, Series 2004, 6.125%, 5/01/34

        3,330   Meadowwoods Community Development District, Pasco                         5/14 at 101.00         N/R       3,426,570
                 County, Florida, Special Assessment Revenue Bonds,
                 Series 2004A, 6.050%, 5/01/35

        3,936   MMA Financial CDD Junior Securitization Trust, Florida,                  11/07 at 100.00         N/R       3,979,375
                 Pass-Through Certificates, Class A, Series 2003I, 8.000%, 11/01/13

        3,945   Palm Beach County Housing Finance Authority, Florida,                     7/09 at 103.00         N/R       4,067,019
                 Multifamily Housing Revenue Bonds, Lake Delray
                 Apartments, Series 1999A, 6.400%, 1/01/31 (Alternative
                 Minimum Tax)

        1,700   South-Dade Venture Community Development District,                        5/14 at 101.00         N/R       1,796,305
                 Florida, Special Assessment Revenue Bonds, Series 2004,
                 6.125%, 5/01/34

                Stonegate Community Development District, Florida,
                Special Assessment Revenue Bonds, Series 2004:
          470    6.000%, 5/01/24                                                          5/14 at 101.00         N/R         499,723
          500    6.125%, 5/01/34                                                          5/14 at 101.00         N/R         525,405

                Westchester Community Development District 1, Florida,
                Special Assessment Bonds, Series 2003:
          145    6.000%, 5/01/23                                                          5/13 at 101.00         N/R         152,665
        3,750    6.125%, 5/01/35                                                          5/13 at 101.00         N/R       3,932,550
------------------------------------------------------------------------------------------------------------------------------------
       32,471   Total Florida                                                                                             33,345,604
------------------------------------------------------------------------------------------------------------------------------------

                GEORGIA - 1.0% (0.7% OF TOTAL INVESTMENTS)

          500   Effingham County Development Authority, Georgia, Solid                    7/08 at 102.00          B1         497,300
                 Waste Disposal Revenue Bonds, Ft. James Project, Series 1998,
                 5.625%, 7/01/18 (Alternative Minimum Tax)

          900   Fulton County Residential Care Facilities Authority,                      2/09 at 100.00         N/R         921,132
                 Georgia, Revenue Bonds, Canterbury Court, Series 2004A,
                 6.125%, 2/15/34

        1,955   Fulton County Residential Care Facilities Authority,                     12/13 at 102.00         N/R       2,149,738
                 Georgia, Revenue Bonds, St. Anne's Terrace, Series 2003,
                 7.625%, 12/01/33
------------------------------------------------------------------------------------------------------------------------------------
        3,355   Total Georgia                                                                                              3,568,170
------------------------------------------------------------------------------------------------------------------------------------

                ILLINOIS - 11.1% (7.9% OF TOTAL INVESTMENTS)

        2,000   Chicago, Illinois, Certificates of Participation Tax Increment           12/08 at 100.00         N/R       2,084,900
                 Revenue Notes, Chicago/Kingsbury Redevelopment Project,
                 Series 2004A, 6.570%, 2/15/13

                Illinois Health Facilities Authority, FHA-Insured Mortgage
                Revenue Refunding Bonds, Sinai
                Health System, Series 2003:
        5,000    5.000%, 8/15/24                                                          8/13 at 100.00         AAA       5,091,400
       10,000    5.100%, 8/15/33                                                          8/13 at 100.00         AAA      10,174,700
        5,000    5.150%, 2/15/37                                                          8/13 at 100.00         AAA       5,112,800

        8,800   Illinois Health Facilities Authority, Revenue Bonds, Lake                 7/12 at 100.00          A-       9,248,712
                 Forest Hospital, Series 2002A, 5.750%, 7/01/29

        1,400   Illinois Health Facilities Authority, Revenue Bonds,                     11/08 at 102.00         N/R       1,296,974
                 Midwest Physicians Group Ltd., Series 1998, 5.500%, 11/15/19

          795   Illinois Health Facilities Authority, Revenue Bonds, Victory              8/07 at 101.00        BBB-         795,938
                 Health Services, Series 1997A, 5.750%, 8/15/27

          305   Illinois Health Facilities Authority, Revenue Refunding                   6/06 at 100.00        BBB-         305,177
                 Bonds, Proctor Community Hospital, Series 1991, 7.375%, 1/01/23

        1,650   Lombard Public Facilities Corporation, Illinois, First Tier               1/16 at 100.00         N/R       1,750,122
                 Conference Center and Hotel Revenue Bonds, Series
                 2005A-1, 7.125%, 1/01/36

        1,022   Lombard Public Facilities Corporation, Illinois, Third Tier               1/36 at 100.00         N/R       1,013,922
                 Conference Center and Hotel Revenue Bonds, Series
                 2005C-3, 4.000%, 1/01/36


57


                            Nuveen Municipal High Income Opportunity Fund (NMZ) (continued)

                                    Portfolio of INVESTMENTS April 30, 2006 (Unaudited)


    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)        RATINGS (3)      VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ILLINOIS (continued)

$       2,065   Plano Special Service Area 1, Illinois, Special Tax Bonds,                3/14 at 102.00         N/R    $  2,119,082
                 Lakewood Springs Project, Series 2004A, 6.200%, 3/01/34

        1,000   Yorkville, Illinois, Special Service Area 2005-108                        3/16 at 102.00         N/R         995,090
                 Assessment Bonds, Autumn Creek Project, Series 2006, 6.000%, 3/01/36
------------------------------------------------------------------------------------------------------------------------------------
       39,037   Total Illinois                                                                                            39,988,817
------------------------------------------------------------------------------------------------------------------------------------

                INDIANA - 3.5% (2.5% OF TOTAL INVESTMENTS)

        6,360   Carmel Redevelopment District, Indiana, Tax Increment                     7/12 at 103.00         N/R       6,323,176
                 Revenue Bonds, Series 2004A, 6.650%, 1/15/24

                Indiana Health Facility Financing Authority, Hospital
                Revenue Bonds, Community Foundation of
                Northwest Indiana, Series 2004A:
          500    6.250%, 3/01/25                                                          3/14 at 101.00        BBB-         533,265
        2,500    6.000%, 3/01/34                                                          3/14 at 101.00        BBB-       2,621,400

        1,000   St. Joseph County, Indiana, Economic Development                          7/15 at 103.00         N/R       1,060,170
                 Revenue Bonds, Chicago Trail Village Apartments, Series 2005A,
                 7.500%, 7/01/35

        1,865   Whitley County, Indiana, Solid Waste and Sewerage                        11/10 at 102.00         N/R       2,016,046
                 Disposal Revenue Bonds, Steel Dynamics Inc., Series 1998,
                 7.250%, 11/01/18 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       12,225   Total Indiana                                                                                             12,554,057
------------------------------------------------------------------------------------------------------------------------------------

                LOUISIANA - 6.3% (4.5% OF TOTAL INVESTMENTS)

        2,590   Carter Plantation Community Development District,                         5/16 at 100.00         N/R       2,594,895
                 Livingston Parish, Louisiana, Special Assessment Bonds,
                 Series 2004, 5.500%, 5/01/16

        8,500   Hodge, Louisiana, Combined Utility System Revenue Bonds,                    No Opt. Call        CCC+       9,532,580
                  Smurfit-Stone Container Corporation, Series 2003, 7.450%,
                 3/01/24 (Alternative Minimum Tax)

        2,610   Lafourche Parish Housing Authority, Louisiana,                            1/11 at 105.00         AAA       2,750,522
                 GNMA Collateralized Mortgage Loan Multifamily Mortgage
                 Revenue Bonds, City Place II Apartments, Series 2001,
                 6.700%, 1/20/40

                Ouachita Parish Industrial Development Authority, Louisiana,
                Solid Waste Disposal Revenue
                Bonds, White Oaks Project, Series 2004A:
          865    8.250%, 3/01/19 (Alternative Minimum Tax)                                3/10 at 102.00         N/R         897,593
          805    8.500%, 3/01/24 (Alternative Minimum Tax)                                3/10 at 102.00         N/R         833,771

        5,125   St. James Parish, Louisiana, Solid Waste Disposal                        10/22 at 100.00         N/R       5,130,330
                 Revenue Bonds, Freeport McMoran Project, Series 1992,
                 7.700%, 10/01/22 (Alternative Minimum Tax)

        1,000   Tobacco Settlement Financing Corporation, Louisiana,                      5/11 at 101.00         BBB       1,048,600
                 Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39
------------------------------------------------------------------------------------------------------------------------------------
       21,495   Total Louisiana                                                                                           22,788,291
------------------------------------------------------------------------------------------------------------------------------------

                MAINE - 0.9% (0.6% OF TOTAL INVESTMENTS)

        3,155   Portland Housing Development Corporation, Maine,                          2/14 at 102.00        Baa2       3,259,336
                 Section 8 Assisted Senior Living Revenue Bonds, Avesta
                 Housing Development Corporation, Series 2004A, 6.000%, 2/01/34
------------------------------------------------------------------------------------------------------------------------------------

                Maryland - 3.4% (2.4% of Total Investments)

        2,000   Maryland Energy Financing Administration, Revenue Bonds,                  9/07 at 100.00         N/R       2,021,680
                 AES Warrior Run Project, Series 1995, 7.400%, 9/01/19
                 (Alternative Minimum Tax)

        3,815   Maryland Health and Higher Educational Facilities                         8/14 at 100.00        BBB+       3,957,376
                 Authority, Revenue Bonds, MedStar Health, Series 2004,
                 5.500%, 8/15/33

        7,435   Prince George's County, Maryland, Revenue Bonds,                          7/06 at 100.00          B3       6,159,005
                 Dimensions Health Corporation, Series 1994, 5.300%, 7/01/24
------------------------------------------------------------------------------------------------------------------------------------
       13,250   Total Maryland                                                                                            12,138,061
------------------------------------------------------------------------------------------------------------------------------------

                MASSACHUSETTS - 1.0% (0.7% OF TOTAL INVESTMENTS)

          650   Massachusetts Development Finance Agency, Pioneer                           No Opt. Call         N/R         650,435
                 Valley Resource Recovery Revenue Bonds, Eco/Springfield
                 LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)

        1,350   Massachusetts Health and Educational Facilities Authority,                7/14 at 100.00         BB-       1,415,489
                 Revenue Bonds, Northern Berkshire Community Services Inc.,
                 Series 2004B, 6.375%, 7/01/34


58

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)        RATINGS (3)      VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MASSACHUSETTS (continued)

$       1,455   Massachusetts Housing Finance Agency, Rental Housing                      7/10 at 100.00         AAA    $  1,548,091
                 Mortgage Revenue Bonds, Series 2000H, 6.650%, 7/01/41 -
                 MBIA Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
        3,455   Total Massachusetts                                                                                        3,614,015
------------------------------------------------------------------------------------------------------------------------------------

                MICHIGAN - 5.3% (3.8% OF TOTAL INVESTMENTS)

        1,290   Countryside Charter School, Berrien County, Michigan,                     4/09 at 100.00         N/R       1,292,425
                 Charter School Revenue Bonds, Series 1999, 7.000%, 4/01/29

          900   Countryside Charter School, Berrien County, Michigan,                     4/09 at 100.00         N/R         925,146
                 Charter School Revenue Bonds, Series 2000, 8.000%, 4/01/29

        1,440   Detroit Local Development Finance Authority, Michigan,                    5/09 at 101.00         BB-       1,361,923
                 Tax Increment Bonds, Series 1998A, 5.500%, 5/01/21

        3,580   Michigan State Hospital Finance Authority, Hospital                       8/06 at 100.00         BB-       3,448,256
                 Revenue Refunding Bonds, Detroit Medical Center Obligated
                 Group, Series 1993B, 5.500%, 8/15/23

        1,500   Michigan State Hospital Finance Authority, Revenue Bonds,                11/15 at 102.00         N/R       1,481,250
                 Hills and Dales General Hospital, Series 2005A, 6.750%, 11/15/38

        1,000   Midland County Economic Development Corporation,                          7/07 at 101.00         BB-         999,340
                 Michigan, Subordinated Pollution Control Limited Obligation
                 Revenue Refunding Bonds, Midland Cogeneration Project,
                 Series 2000A, 6.875%, 7/23/09 (Alternative Minimum Tax)

        2,740   Nataki Talibah Schoolhouse, Wayne County, Michigan,                       6/10 at 102.00         N/R       2,904,619
                  Certificates of Participation, Series 2000, 8.250%, 6/01/30

                Pontiac Hospital Finance Authority, Michigan, Hospital
                Revenue Refunding Bonds, NOMC Obligated
                Group, Series 1993:
        1,000    6.000%, 8/01/13                                                          8/06 at 100.00         Ba2         999,710
        1,500    6.000%, 8/01/18                                                          8/06 at 100.00         Ba2       1,451,850
        1,800    6.000%, 8/01/23                                                          8/06 at 100.00         Ba2       1,693,026

        2,500   Saginaw Hospital Finance Authority, Michigan, Hospital                    7/14 at 100.00           A       2,556,775
                 Revenue Bonds, Covenant Medical Center, Series 2004G, 5.125%, 7/01/22
------------------------------------------------------------------------------------------------------------------------------------
       19,250   Total Michigan                                                                                            19,114,320
------------------------------------------------------------------------------------------------------------------------------------

                MINNESOTA - 2.9% (2.0% OF TOTAL INVESTMENTS)

                Minneapolis, Minnesota, Student Housing Revenue
                Bonds, Riverton Community Housing Project,
                Series 2000:
          100    7.200%, 7/01/14 (Pre-refunded 7/01/10)                                   7/10 at 100.00         N/R (4)     111,594
          100    7.300%, 7/01/15 (Pre-refunded 7/01/10)                                   7/10 at 100.00         N/R (4)     111,974

        1,325   Ramsey, Anoka County, Minnesota, Charter School Lease                     6/14 at 102.00         N/R       1,342,768
                 Revenue Bonds, PACT Charter School, Series 2004A, 6.750%, 12/01/33

        5,000   St. Louis Park, Minnesota, Revenue Bonds, Park Nicollet                   7/14 at 100.00           A       5,128,200
                 Health Services, Series 2003B, 5.250%, 7/01/30

        1,430   St. Paul Housing and Redevelopment Authority, Minnesota,                  6/14 at 102.00         N/R       1,455,669
                 Charter School Revenue Bonds, Higher Ground Academy
                 Charter School, Series 2004A, 6.625%, 12/01/23

        1,100   St. Paul Housing and Redevelopment Authority, Minnesota,                  6/14 at 102.00         N/R       1,141,877
                 Charter School Revenue Bonds, HOPE Community Academy
                 Charter School, Series 2004A, 6.750%, 12/01/33

        1,000   St. Paul Port Authority, Minnesota, Lease Revenue Bonds,                  5/15 at 100.00         N/R       1,016,680
                 HealthEast Midway Campus, Series 2005B, 6.000%, 5/01/30
------------------------------------------------------------------------------------------------------------------------------------
       10,055   Total Minnesota                                                                                           10,308,762
------------------------------------------------------------------------------------------------------------------------------------

                MISSISSIPPI - 0.2% (0.1% OF TOTAL INVESTMENTS)

        1,000   Mississippi Home Corporation, Multifamily Housing                        10/19 at 101.00         N/R       1,015,690
                 Revenue Bonds, Tupelo Personal Care Apartments,
                 Series 2004-2, 6.125%, 9/01/34 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

                MISSOURI - 1.4% (1.0% OF TOTAL INVESTMENTS)

        2,355   Kansas City Industrial Development Authority, Missouri,                   2/14 at 102.00         N/R       2,464,037
                 Multifamily Housing Revenue Bonds, Pickwick Apartments Project,
                 Series 2004, 8.000%, 2/01/34 (Alternative Minimum Tax)

59


                            Nuveen Municipal High Income Opportunity Fund (NMZ) (continued)

                                    Portfolio of INVESTMENTS April 30, 2006 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)        RATINGS (3)      VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MISSOURI (continued)

$       2,500   St. Louis County Industrial Development Authority, Missouri,              6/06 at 100.00         N/R    $  2,522,500
                 Revenue Bonds, Kiel Center Multipurpose Arena, Series 1992,
                 7.875%, 12/01/24 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
        4,855   Total Missouri                                                                                             4,986,537
------------------------------------------------------------------------------------------------------------------------------------

                MONTANA - 2.1% (1.5% OF TOTAL INVESTMENTS)

        5,200   Montana Board of Investments, Exempt Facility Revenue                     7/10 at 101.00          B1       5,453,396
                 Bonds, Stillwater Mining Company, Series 2000, 8.000%,
                 7/01/20 (Alternative Minimum Tax)

        1,995   Montana Board of Investments, Resource Recovery Revenue                     No Opt. Call         N/R       1,987,619
                 Bonds, Yellowstone Energy LP, Series1993, 7.000%,
                 12/31/19 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
        7,195   Total Montana                                                                                              7,441,015
------------------------------------------------------------------------------------------------------------------------------------

                NEVADA - 2.3% (1.6% OF TOTAL INVESTMENTS)

        3,670   Clark County, Nevada, Industrial Development Revenue                     10/30 at 100.00          B-       3,600,233
                  Bonds, Nevada Power Company Project,Series 1995C, 5.500%, 10/01/30

        2,000   Clark County, Nevada, Industrial Development Revenue                     10/30 at 100.00          B-       2,012,760
                 Bonds, Nevada Power Company, Series 1995A, 5.600%,
                 10/01/30 (Alternative Minimum Tax)

          500   Clark County, Nevada, Industrial Development Revenue                     11/32 at 100.00          B-         499,990
                 Bonds, Nevada Power Company, Series 1997A, 5.900%,
                 11/01/32 (Alternative Minimum Tax)

        1,500   Clark County, Nevada, Local Improvement Bonds,                            8/06 at 103.00         N/R       1,552,005
                 Mountain's Edge Special Improvement District 142, Series
                 2003, 6.375%, 8/01/23

          550   Director of Nevada State Department of Business and                       1/10 at 102.00         N/R         573,177
                 Industry, Revenue Bonds, Las Vegas Monorail Project,
                 Second Tier, Series 2000, 7.375%, 1/01/40
------------------------------------------------------------------------------------------------------------------------------------
        8,220   Total Nevada                                                                                               8,238,165
------------------------------------------------------------------------------------------------------------------------------------

                NEW JERSEY - 4.1% (2.9% OF TOTAL INVESTMENTS)

        1,000   New Jersey Economic Development Authority, Revenue                        1/08 at 102.00         BB+         950,150
                 Bonds, United Methodist Homes of New Jersey Obligated
                 Group, Series 1998, 5.125%, 7/01/25

        1,510   New Jersey Economic Development Authority, Special                        9/09 at 101.00           B       1,477,218
                 Facilities Revenue Bonds, Continental Airlines Inc., Series
                 1999, 6.250%, 9/15/29 (Alternative Minimum Tax)

          500   New Jersey Health Care Facilities Financing Authority,                    7/10 at 101.00        BBB-         551,090
                 Revenue Bonds, Trinitas Hospital Obligated Group,
                 Series 2000, 7.500%, 7/01/30

                Tobacco Settlement Financing Corporation, New Jersey,
                Tobacco Settlement Asset-Backed Bonds,
                Series 2003:
        7,825    6.750%, 6/01/39                                                          6/13 at 100.00         BBB       8,690,367
        2,760    7.000%, 6/01/41                                                          6/13 at 100.00         BBB       3,125,590
------------------------------------------------------------------------------------------------------------------------------------
       13,595   Total New Jersey                                                                                          14,794,415
------------------------------------------------------------------------------------------------------------------------------------

                NEW MEXICO - 1.3% (0.9% OF TOTAL INVESTMENTS)

        4,500   Jicarilla Apache Nation, New Mexico, Revenue Bonds,                       9/13 at 101.00         N/R       4,578,930
                 Series 2002A, 5.000%, 9/01/18
------------------------------------------------------------------------------------------------------------------------------------

                NEW YORK - 4.9% (3.5% OF TOTAL INVESTMENTS)

        4,000   Dormitory Authority of the State of New York, Revenue                     7/11 at 101.00         Ba2       3,918,480
                 Bonds, Lenox Hill Hospital Obligated Group, Series 2001,
                 5.500%, 7/01/30

        1,000   New York City Industrial Development Agency, New York,                    8/16 at 101.00          B-       1,100,650
                 American Airlines-JFK International Airport Special Facility
                 Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative
                 Minimum Tax)

          500   New York City Industrial Development Agency, New York,                    3/09 at 103.00         N/R         525,245
                 Liberty Revenue Bonds, 7 World Trade Center, Series 2005A,
                 6.250%, 3/01/15

        1,700   New York City Industrial Development Agency, New York,                    8/06 at 100.00         CCC       1,584,842
                 Special Facilities Revenue Bonds, American Airlines Inc.,
                 Series 1994, 6.900%, 8/01/24 (Alternative Minimum Tax)

          750   New York City Industrial Development Agency, New York,                      No Opt. Call          B-         819,038
                 Special Facilities Revenue Bonds, JFK Airport - American
                 Airlines Inc., Series 2002A, 8.000%, 8/01/12 (Alternative
                 Minimum Tax)

60

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)        RATINGS (3)      VALUE
------------------------------------------------------------------------------------------------------------------------------------

                NEW YORK (continued)

                New York State Tobacco Settlement Financing Corporation,
                Tobacco Settlement Asset-Backed and
                State Contingency Contract-Backed Bonds, Series 2003B-1C:
$       4,000    5.500%, 6/01/21                                                          6/13 at 100.00         AA-    $  4,281,720
        5,000    5.500%, 6/01/22                                                          6/13 at 100.00         AA-       5,339,550
------------------------------------------------------------------------------------------------------------------------------------
       16,950   Total New York                                                                                            17,569,525
------------------------------------------------------------------------------------------------------------------------------------

                NORTH CAROLINA - 1.6% (1.1% OF TOTAL INVESTMENTS)

        5,500   North Carolina Capital Facilities Finance Agency, Solid                   7/12 at 106.00         N/R       5,596,030
                 Waste Facilities Revenue Bonds, Liberty Tire Services of
                 North Carolina LLC, Series 2004A, 6.750%, 7/01/29
------------------------------------------------------------------------------------------------------------------------------------

                OHIO - 4.1% (2.9% OF TOTAL INVESTMENTS)

                Belmont County, Ohio, Revenue Bonds, Ohio Valley
                Health Services and Education Corporation,
                Series 1998:
          500    5.700%, 1/01/13                                                          1/08 at 102.00           B         479,865
          400    5.800%, 1/01/18                                                          1/08 at 102.00           B         376,048

        3,375   Cleveland-Cuyahoga County Port Authority, Ohio,                           5/14 at 102.00         N/R       3,423,600
                 Development Revenue Bonds, Bond Fund Program -
                 Garfield Heights Project, Series 2004D, 5.250%, 5/15/23

        7,600   Ohio Water Development Authority, Solid Waste Disposal                    9/08 at 102.00         N/R       7,660,572
                 Revenue Bonds, Bay Shore Power, Series 1998A, 5.875%,
                 9/01/20 (Alternative Minimum Tax)

        1,000   Ohio, Environmental Facilities Revenue Bonds, Ford                        4/15 at 100.00         Ba1         859,460
                 Motor Company, Series 2005, 5.750%, 4/01/35 (Alternative Minimum Tax)

          800   Toledo-Lucas County Port Authority, Ohio, Port Revenue                    3/14 at 101.00          A+         794,776
                 Bonds, Cargill Inc., Series 2004A,4.800%, 3/01/22

        1,275   Trumbull County, Ohio, Sewerage Disposal Revenue Bonds,                     No Opt. Call           B       1,175,486
                 General Motors Corporation, Series 1994, 6.750%,
                 7/01/14 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       14,950   Total Ohio                                                                                                14,769,807
------------------------------------------------------------------------------------------------------------------------------------

                OKLAHOMA - 4.5% (3.2% OF TOTAL INVESTMENTS)

        1,000   Okeene Municipal Hospital and Schallmo Authority,                         1/16 at 101.00         N/R         985,200
                 Oklahoma, Revenue Bonds, Series 2006, 7.000%, 1/01/35

                Oklahoma Development Finance Authority, Revenue Refunding
                Bonds, Hillcrest Healthcare System,
                Series 1999A:
        1,200    5.750%, 8/15/15 (Pre-refunded 8/15/09)                                   8/09 at 101.00         AAA       1,281,432
       11,680    5.625%, 8/15/29 (Pre-refunded 8/15/09)                                   8/09 at 101.00         AAA      12,427,870

        1,335   Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,                   6/06 at 101.00          B-       1,308,126
                 American Airlines Inc., Series 1995, 6.250%, 6/01/20
------------------------------------------------------------------------------------------------------------------------------------
       15,215   Total Oklahoma                                                                                            16,002,628
------------------------------------------------------------------------------------------------------------------------------------

                PENNSYLVANIA - 4.9% (3.5% OF TOTAL INVESTMENTS)

                Allegheny County Hospital Development Authority,
                Pennsylvania, Revenue Bonds, West Penn
                Allegheny Health System, Series 2000B:
          695    9.250%, 11/15/22                                                        11/10 at 102.00         Ba3         828,030
        6,455    9.250%, 11/15/30                                                        11/10 at 102.00         Ba3       7,684,678

          500   Allentown Area Hospital Authority, Pennsylvania,                            No Opt. Call         BB+         509,370
                 Revenue Bonds, Sacred Heart Hospital, Series 2005, 6.000%, 11/15/16

        2,000   Chester County Health and Education Facilities Authority,                10/15 at 102.00         N/R       1,998,500
                 Pennsylvania, Revenue Bonds, Immaculata University,
                 Series 2005, 5.750%, 10/15/37

          190   Monroeville Hospital Authority, Pennsylvania, Revenue                    10/13 at 100.00         Ba3         190,257
                 Bonds, Forbes Health System, Series 1992, 7.000%, 10/01/13

          300   Monroeville Hospital Authority, Pennsylvania, Revenue                    10/06 at 101.00         Ba3         304,215
                 Bonds, Forbes Health System, Series 1995, 6.250%, 10/01/15

          500   New Morgan Industrial Development Authority,                             10/06 at 100.00         BB-         495,835
                 Pennsylvania, Solid Waste Disposal Revenue Bonds, New
                 Morgan Landfill Company Inc., Series 1994, 6.500%, 4/01/19
                 (Alternative Minimum Tax)

          400   Pennsylvania Economic Development Financing Authority,                   12/09 at 103.00          B2         426,228
                 Exempt Facilities Revenue Bonds, Reliant Energy Inc.,
                 Series 2002A, 6.750%, 12/01/36 (Alternative Minimum Tax)


61


                            Nuveen Municipal High Income Opportunity Fund (NMZ) (continued)

                                    Portfolio of INVESTMENTS April 30, 2006 (Unaudited)


    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)        RATINGS (3)      VALUE
------------------------------------------------------------------------------------------------------------------------------------

                PENNSYLVANIA (continued)

$         600   Pennsylvania Economic Development Financing Authority,                   12/09 at 103.00          B2    $    639,342
                 Exempt Facilities Revenue Bonds, Reliant Energy Inc.,
                 Series 2003A, 6.750%, 12/01/36 (Alternative Minimum Tax)

        4,000   Pennsylvania Economic Development Financing Authority,                    6/12 at 102.00           A       4,263,200
                 Revenue Bonds, Amtrak 30th Street Station Parking Garage,
                 Series 2002, 5.800%, 6/01/23 - ACA Insured (Alternative
                 Minimum Tax)

          230   Pennsylvania Higher Educational Facilities Authority,                     9/17 at 100.00         Ba3         230,343
                 Revenue Bonds, Allegheny General Hospital, Series 1991A,
                 7.250%, 9/01/17
------------------------------------------------------------------------------------------------------------------------------------
       15,870   Total Pennsylvania                                                                                        17,569,998
------------------------------------------------------------------------------------------------------------------------------------

                RHODE ISLAND - 1.3% (0.9% OF TOTAL INVESTMENTS)

        1,500   Central Falls Detention Facility Corporation, Rhode Island,               7/15 at 103.00         N/R       1,641,420
                 Detention Facility Revenue Bonds, Series 2005, 7.250%, 7/15/35

        3,000   Rhode Island Tobacco Settlement Financing Corporation,                    6/12 at 100.00         BBB       3,148,950
                 Tobacco Settlement Asset-Backed Bonds, Series 2002A, 6.250%, 6/01/42
------------------------------------------------------------------------------------------------------------------------------------
        4,500   Total Rhode Island                                                                                         4,790,370
------------------------------------------------------------------------------------------------------------------------------------

                SOUTH CAROLINA - 0.1% (0.1% OF TOTAL INVESTMENTS)

          490   Tobacco Settlement Revenue Management Authority,                            No Opt. Call         BBB         545,037
                  South Carolina, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001B, 6.375%, 5/15/30
------------------------------------------------------------------------------------------------------------------------------------

                TENNESSEE - 1.2% (0.8% OF TOTAL INVESTMENTS)

        3,500   Knox County Health, Educational and Housing Facilities                    4/12 at 101.00        Baa3       3,703,245
                 Board, Tennessee, Hospital Revenue Bonds, Baptist Health
                 System of East Tennessee Inc., Series 2002, 6.500%, 4/15/31

          500   Maury County Industrial Development Board, Tennessee,                     9/06 at 100.00           B         438,400
                 Multi-Modal Interchangeable Rate Pollution Control Revenue
                 Refunding Bonds, Saturn Corporation, Series 1994, 6.500%, 9/01/24
------------------------------------------------------------------------------------------------------------------------------------
        4,000   Total Tennessee                                                                                            4,141,645
------------------------------------------------------------------------------------------------------------------------------------

                TEXAS - 9.8% (6.9% OF TOTAL INVESTMENTS)

        1,200   Dallas-Ft. Worth International Airport Facility Improvement               5/06 at 100.00         CCC       1,118,484
                 Corporation, Texas, Revenue Bonds, American Airlines Inc.,
                 Series 1992, 7.250%, 11/01/30 (Alternative Minimum Tax)

        2,705   Dallas-Ft. Worth International Airport Facility Improvement              11/07 at 100.00         CCC       2,409,668
                 Corporation, Texas, Revenue Bonds, American Airlines Inc.,
                 Series 1995, 6.000%, 11/01/14

          565   Dallas-Ft. Worth International Airport Facility Improvement              11/09 at 101.00         CCC         474,108
                 Corporation, Texas, Revenue Bonds, American Airlines Inc.,
                 Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax)

                Decatur Hospital Authority, Texas, Revenue Bonds, Wise
                Regional Health System, Series 2004A:
        1,840    7.000%, 9/01/25                                                          9/14 at 100.00         N/R       1,990,512
        6,600    7.125%, 9/01/34                                                          9/14 at 100.00         N/R       7,136,778

          585   Gulf Coast Industrial Development Authority, Texas, Solid                 4/12 at 100.00         Ba1         656,809
                 Waste Disposal Revenue Bonds, Citgo Petroleum Corporation
                 Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)

        3,000   Harris County Health Facilities Development Corporation,                 12/14 at 100.00           A       3,047,790
                 Texas, Hospital Revenue Bonds, Memorial Hermann
                 Healthcare System, Series 2004A, 5.125%, 12/01/23

                Houston Health Facilities Development Corporation,
                Texas, Revenue Bonds, Buckingham Senior
                Living Community Inc., Series 2004A:
          250    7.000%, 2/15/23                                                          2/14 at 101.00         N/R         274,130
        1,400    7.125%, 2/15/34                                                          2/14 at 101.00         N/R       1,530,648

        2,020   Houston, Texas, Airport System Special Facilities Revenue                 7/09 at 101.00          B-       1,749,542
                 Bonds, Continental Air Lines Inc., Series 1998B, 5.700%,
                 7/15/29 (Alternative Minimum Tax)

          975   Houston, Texas, Airport System Special Facilities Revenue                 7/09 at 101.00          B-         844,457
                 Bonds, Continental Air Lines Inc., Series 1998C, 5.700%,
                 7/15/29 (Alternative Minimum Tax)

                Houston, Texas, Airport System Special Facilities
                Revenue Bonds, Continental Air Lines Inc.,
                Series 2001E:
          600    7.375%, 7/01/22 (Alternative Minimum Tax)                                7/11 at 101.00          B-         629,070
        5,350    6.750%, 7/01/29 (Alternative Minimum Tax)                                7/11 at 101.00          B-       5,440,897

        2,000   Sea Breeze Public Facility Corporation, Texas, Multifamily                1/21 at 100.00         N/R       1,998,340
                 Housing Revenue Bonds, Sea Breeze Senior Apartments,
                 Series 2006, 6.500%, 1/01/46 (Alternative Minimum Tax)


62

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)        RATINGS (3)      VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TEXAS (continued)

$       5,850   Texas Department of Housing and Community Affairs,                        7/21 at 100.00         N/R    $  5,837,423
                 Multifamily Housing Revenue Bonds, Humble Parkway
                 Townhomes, Series 2004, 6.600%, 1/01/41 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       34,940   Total Texas                                                                                               35,138,656
------------------------------------------------------------------------------------------------------------------------------------

                VIRGIN ISLANDS - 3.4% (2.4% OF TOTAL INVESTMENTS)

        3,000   Virgin Islands Public Finance Authority, Gross Receipts                  10/14 at 100.00          AA       3,097,740
                 Taxes Loan Note, Series 2003, 5.000%, 10/01/26 - RAAI Insured

        5,000   Virgin Islands Public Finance Authority, Revenue Bonds,                   1/14 at 100.00         BBB       5,493,100
                 Refinery Project - Hovensa LLC, Series 2003, 6.125%,
                 7/01/22 (Alternative Minimum Tax)

        3,300   Virgin Islands Public Finance Authority, Senior Secured                   7/14 at 100.00         BBB       3,586,110
                 Lien Revenue Bonds, Refinery Project - Hovensa LLC,
                 Series 2004, 5.875%, 7/01/22
------------------------------------------------------------------------------------------------------------------------------------
       11,300   Total Virgin Islands                                                                                      12,176,950
------------------------------------------------------------------------------------------------------------------------------------

                VIRGINIA - 4.2% (3.0% OF TOTAL INVESTMENTS)

                Pocahontas Parkway Association, Virginia, Senior Lien
                Revenue Bonds, Route 895 Connector Toll
                Road, Series 1998A:
        2,000    0.000%, 8/15/14                                                           8/08 at 73.23         BB-       1,282,340
        4,250    5.500%, 8/15/28                                                          8/08 at 102.00         BB-       4,334,192
        1,850    0.000%, 8/15/30                                                           8/08 at 28.38         BB-         458,745

                Pocahontas Parkway Association, Virginia, Senior Lien
                Revenue Bonds, Route 895 Connector Toll
                Road, Series 1998B:
        2,000    0.000%, 8/15/12                                                           8/08 at 82.10         BB-       1,434,900
        3,000    0.000%, 8/15/15                                                           8/08 at 68.82         BB-       1,807,530
        9,000    0.000%, 8/15/19                                                           8/08 at 54.38         BB-       4,268,070

          650   Rockbridge County Industrial Development Authority,                       7/11 at 105.00          B2         673,446
                 Virginia, Horse Center Revenue Bonds, Series 2001A, 7.400%, 7/15/21

        1,000   Rockbridge County Industrial Development Authority,                       7/11 at 100.00          B2       1,000,940
                 Virginia, Horse Center Revenue Refunding Bonds, Series 2001C,
                 6.850%, 7/15/21
------------------------------------------------------------------------------------------------------------------------------------
       23,750   Total Virginia                                                                                            15,260,163
------------------------------------------------------------------------------------------------------------------------------------

                WASHINGTON - 3.5% (2.5% OF TOTAL INVESTMENTS)

        3,000   Skagit County Public Hospital District 1, Washington,                    12/13 at 100.00        Baa3       3,196,590
                 Revenue Bonds, Skagit Valley Hospital, Series 2003,
                 6.000%, 12/01/18

                Vancouver Downtown Redevelopment Authority,
                Washington, Revenue Bonds, Conference Center
                Project, Series 2003A:
        1,750    6.000%, 1/01/28 - ACA Insured                                            1/14 at 100.00           A       1,882,773
        4,725    6.000%, 1/01/34 - ACA Insured                                            1/14 at 100.00           A       5,055,325
        2,500    5.250%, 1/01/34 - ACA Insured                                            1/14 at 100.00           A       2,522,600
------------------------------------------------------------------------------------------------------------------------------------
       11,975   Total Washington                                                                                          12,657,288
------------------------------------------------------------------------------------------------------------------------------------

                WISCONSIN - 5.7% (4.0% OF TOTAL INVESTMENTS)

          550   Lac Courte Oreilles Band of Lake Superior Chippewa                       12/14 at 101.00         N/R         548,119
                 Indians, Wisconsin, Revenue Bonds, Series 2003A, 7.750%, 6/01/16

                Wisconsin Health and Educational Facilities Authority,
                Revenue Bonds, Aurora Health Care Inc.,
                Series 1999A:
        9,380    5.600%, 2/15/29                                                          2/09 at 101.00        BBB+       9,576,605
        2,300    5.600%, 2/15/29 - ACA Insured                                            2/09 at 101.00           A       2,348,990

          300   Wisconsin Health and Educational Facilities Authority,                    7/06 at 102.00         N/R         306,282
                 Revenue Bonds, Milwaukee Catholic Home Inc., Series 1996,
                 7.250%, 7/01/17

          500   Wisconsin Health and Educational Facilities Authority,                    8/15 at 100.00         N/R         500,655
                 Revenue Bonds, Oakwood Village Obligated Group, Series 2000A,
                 7.000%, 8/15/15

                Wisconsin Health and Educational Facilities Authority,
                Revenue Bonds, Southwest Health Center
                Inc., Series 2004A:
          875    6.125%, 4/01/24                                                          4/14 at 100.00         N/R         892,811
        1,000    6.250%, 4/01/34                                                          4/14 at 100.00         N/R       1,015,526


63


                            Nuveen Municipal High Income Opportunity Fund (NMZ) (continued)

                                    Portfolio of INVESTMENTS April 30, 2006 (Unaudited)


    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)        RATINGS (3)      VALUE
------------------------------------------------------------------------------------------------------------------------------------

                WISCONSIN (continued)

$       5,030   Wisconsin Health and Educational Facilities Authority,                    2/12 at 101.00           A    $  5,296,489
                 Revenue Bonds, Wheaton Franciscan Services Inc.,
                 Series 2002, 5.750%, 8/15/30
------------------------------------------------------------------------------------------------------------------------------------
       19,935   Total Wisconsin                                                                                           20,485,477
------------------------------------------------------------------------------------------------------------------------------------
$     498,846   Total Investments (cost $477,396,013) - 141.1%                                                           507,305,004
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.0%                                                                       7,272,616
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (43.1)%                                                       (155,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $ 359,577,620
                ====================================================================================================================


                      (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                      (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                      (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                      (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                     N/R   Not rated.

                    (ETM)  Escrowed to maturity.

                                 See accompanying notes to financial statements.

                        Statement of
                             ASSETS AND LIABILITIES April 30, 2006 (Unaudited)
                                                     Investment           Select          Quality          Premier      High Income
                                                        Quality          Quality           Income           Income      Opportunity
                                                           (NQM)            (NQS)            (NQU)            (NPF)            (NMZ)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $788,580,628,          $834,359,114     $786,301,413   $1,257,220,852     $464,660,835     $507,305,004
   $740,765,462, $1,182,573,933, $446,303,106
   and  $477,396,013, respectively)
Receivables:
   Interest                                          13,541,436       12,246,174       20,888,021        7,075,050        9,514,734
   Investments sold                                   3,635,243        2,324,352          725,000          100,000          230,000
Other assets                                             74,250           68,629          108,100           35,109           27,044
      Total assets                                  851,610,043      800,940,568    1,278,941,973      471,870,994      517,076,782
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                        3,610,449        1,696,412        6,230,226        1,256,176        1,901,145
Payable for investments purchased                     2,090,631        1,460,175               --        8,041,818               --
Accrued expenses:
   Management fees                                      427,693          403,699          635,755          237,636          170,564
   Other                                                162,218          151,082          246,533           92,424          296,526
Preferred share dividends payable                       153,702          143,222          213,981           70,054          130,927
      Total liabilities                               6,444,693        3,854,590        7,326,495        9,698,108        2,499,162
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value              301,000,000      279,000,000      452,000,000      165,000,000      155,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares             $544,165,350     $518,085,978   $  819,615,478     $297,172,886     $359,577,620
====================================================================================================================================
Common shares outstanding                            35,748,959       33,909,733       54,204,488       20,091,018       23,276,503
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common
   shares, divided by Common
   shares outstanding)                             $      15.22     $      15.28   $        15.12     $      14.79     $      15.45
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share            $    357,490     $    339,097   $      542,045     $    200,910     $    232,765
Paid-in surplus                                     498,308,982      472,187,936      755,082,993      279,089,642      329,259,703
Undistributed (Over-distribution of)
    net investment income                             3,107,071        3,194,351        3,463,033         (407,929)         489,034
Accumulated net realized gain (loss)
    from investments                                 (3,386,679)      (3,171,357)     (14,119,512)         (67,466)        (312,873)
Net unrealized appreciation (depreciation)
    of investments                                   45,778,486       45,535,951       74,646,919       18,357,729       29,908,991
Net assets applicable to Common shares             $544,165,350     $518,085,978   $  819,615,478     $297,172,886     $359,577,620
====================================================================================================================================
 Authorized shares:
   Common                                           200,000,000      200,000,000      200,000,000      200,000,000        Unlimited
   Preferred                                          1,000,000        1,000,000        1,000,000        1,000,000        Unlimited
====================================================================================================================================

 See accompanying notes to financial statements.

                        Statement of
                            OPERATIONS Six Months Ended April 30, 2006 (Unaudited)
                                                     Investment           Select          Quality           Premier     High Income
                                                        Quality          Quality           Income            Income     Opportunity
                                                           (NQM)            (NQS)            (NQU)             (NPF)           (NMZ)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                   $21,626,353      $21,108,074      $32,203,474       $11,229,350      $15,510,009
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
 Management fees                                      2,603,086        2,452,042        3,859,148         1,445,324        1,845,753
 Preferred shares - auction fees                        373,517          346,196          560,927           204,809          116,706
 Preferred shares - dividend disbursing agent fees       26,493           24,795            33,151           14,877           10,234
 Shareholders' servicing agent fees and expenses         34,128           31,114            52,432           19,499            1,712
 Custodian's fees and expenses                           99,872           88,371          134,909            61,801           84,613
 Directors'/Trustees' fees and expenses                   8,808            7,744           12,256             4,577            5,170
 Professional fees                                       53,179           18,439           32,627            22,304           12,749
 Shareholders' reports - printing and
   mailing expenses                                      40,525           39,369           62,727            24,592           26,120
 Stock exchange listing fees                              6,603            6,259           10,011             4,965              980
 Investor relations expense                              27,881           26,468           40,941            16,289           15,489
Other expenses                                           25,644           23,586           32,621            15,948           15,876
------------------------------------------------------------------------------------------------------------------------------------
 Total expenses before custodian fee credit and
   expense reimbursement                              3,299,736        3,064,383        4,831,750         1,834,985        2,135,402
   Custodian fee credit                                  (6,806)         (33,361)         (37,901)           (3,949)         (3,967)
   Expense reimbursement                                     --               --               --                --        (816,902)
Net expenses                                          3,292,930        3,031,022        4,793,849         1,831,036        1,314,533
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                18,333,423       18,077,052       27,409,625         9,398,314       14,195,476
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) from investments           (3,386,494)      (1,773,622)         686,714           526,514          103,196
 Change in net unrealized appreciation (depreciation)
   of investments                                       604,284       (3,095,321)      (6,231,233)       (2,429,462)       2,258,980
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)              (2,782,210)      (4,868,943)      (5,544,519)       (1,902,948)       2,362,176
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
 From net investment income                          (3,576,091)      (4,075,218)      (6,560,419)       (2,361,984)     (2,046,153)
 From accumulated net realized gains                   (957,218)              --               --                --               --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders      (4,533,309)      (4,075,218)       (6,560,419)      (2,361,984)     (2,046,153)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to
   Common shares from operations                    $11,017,904      $ 9,132,891      $15,304,687       $ 5,133,382      $14,511,499
====================================================================================================================================


                                 See accompanying notes to financial statements.

                        Statement of
                            CHANGES IN NET ASSETS (Unaudited)
                                                                       INVESTMENT QUALITY (NQM)             SELECT QUALITY (NQS)
                                                                   --------------------------------    -----------------------------
                                                                      SIX MONTHS              YEAR       SIX MONTHS            YEAR
                                                                           ENDED             ENDED            ENDED           ENDED
                                                                         4/30/06          10/31/05          4/30/06        10/31/05
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                               $ 18,333,423      $ 37,473,065     $ 18,077,052    $ 36,101,610
Net realized gain (loss) from investments                             (3,386,494)        6,082,899       (1,773,622)        960,964
Change in net unrealized appreciation
   (depreciation) of investments                                         604,284       (20,140,785)      (3,095,321)     (6,444,043)
Distributions to Preferred Shareholders:
   From net investment income                                         (3,576,091)       (5,597,765)      (4,075,218)     (5,583,403)
   From accumulated net realized gains                                  (957,218)         (283,920)              --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                                                    11,017,904        17,533,494        9,132,891      25,035,128
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                           (15,585,054)      (34,211,757)     (15,387,359)    (32,735,302)
From accumulated net realized gains                                   (5,124,321)       (3,628,521)              --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                                            (20,709,375)      (37,840,278)     (15,387,359)    (32,735,302)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares issued
   to shareholders due to
   reinvestment of distributions                                              --                --          346,249              --
Preferred shares offering costs adjustments                                   --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from
   capital share transactions                                                 --                --          346,249              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                        (9,691,471)      (20,306,784)      (5,908,219)     (7,700,174)
Net assets applicable to Common shares
   at the beginning of period                                        553,856,821       574,163,605      523,994,197     531,694,371
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares
   at the end of period                                             $544,165,350      $553,856,821     $518,085,978    $523,994,197
===================================================================================================================================
Undistributed (Over-distribution of)
   net investment income
   at the end of period                                             $  3,107,071      $  3,934,793     $  3,194,351    $  4,579,876
===================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            CHANGES IN NET ASSETS (Unaudited) (continued)

                                                                                                                HIGH INCOME
                                       QUALITY INCOME (NQU)               PREMIER INCOME (NPF)               OPPORTUNITY (NMZ)
                                  ------------------------------     -------------------------------   -----------------------------
                                    SIX MONTHS             YEAR       SIX MONTHS              YEAR       SIX MONTHS            YEAR
                                         ENDED            ENDED            ENDED             ENDED            ENDED           ENDED
                                       4/30/06         10/31/05          4/30/06          10/31/05          4/30/06        10/31/05
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 27,409,625     $ 55,329,356      $ 9,398,314      $ 18,954,617     $ 14,195,476    $ 28,356,278
Net realized gain (loss)
   from investments                    686,714        2,451,781          526,514          (575,979)         103,196        (419,282)
Change in net unrealized
   appreciation (depreciation)
   of investments                   (6,231,233)     (14,338,193)      (2,429,462)       (7,270,490)       2,258,980      12,786,268
Distributions to
   Preferred Shareholders:
   From net investment income       (6,560,419)      (8,862,398)      (2,361,984)       (3,156,277)      (2,046,153)     (3,009,376)
   From accumulated net
      realized gains                        --               --               --          (210,150)              --        (126,806)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                  15,304,687       34,580,546        5,133,382         7,741,721       14,511,499      37,587,082
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income         (22,765,885)     (49,597,118)      (7,383,451)      (17,603,925)     (12,423,500)    (24,809,067)
From accumulated net realized gains         --               --               --        (2,706,087)              --      (1,439,677)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders          (22,765,885)     (49,597,118)      (7,383,451)      (20,310,012)     (12,423,500)    (26,248,744)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares issued
   to shareholders due to
   reinvestment of distributions            --               --               --                --          464,198         679,398
Preferred shares offering costs             --               --               --                --               --         (15,476)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from
   capital share transactions               --               --               --                --          464,198         663,922
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets
   applicable to Common shares      (7,461,198)     (15,016,572)      (2,250,069)      (12,568,291)       2,552,197      12,002,260
Net assets applicable
   to Common shares
   at the beginning of period      827,076,676      842,093,248      299,422,955       311,991,246      357,025,423     345,023,163
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
   Common shares at
   the end of period              $819,615,478     $827,076,676     $297,172,886      $299,422,955     $359,577,620    $357,025,423
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income
   at the end of period           $  3,463,033     $  5,379,712      $   (407,929)     $    (60,808)    $    489,034    $    763,211
====================================================================================================================================


                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
The funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Investment Quality Municipal Fund, Inc.
(NQM), Nuveen Select Quality Municipal Fund, Inc. (NQS), Nuveen Quality Income Municipal Fund, Inc. (NQU), Nuveen Premier Municipal Income Fund, Inc. (NPF) and Nuveen Municipal High Income Opportunity Fund (NMZ). Common shares of Investment Quality (NQM), Select Quality (NQS), Quality Income (NQU) and Premier Income
(NPF) are traded on the New York Stock Exchange while Common shares of High Income Opportunity (NMZ) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end, diversified management investment companies.

Each Fund seeks to provide current income exempt from regular federal income tax by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service or, in the absence of a pricing service for a particular security, the Board of Directors/Trustees of the Funds, or its designee, may establish fair market value using a wide variety of market data including yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from securities dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant by the pricing service or the Board of Directors'/Trustees' designee. Exchange-listed securities are generally valued at the last sales price on the securities exchange on which such securities are primarily traded. Securities traded on a securities exchange for which there are no transactions on a given day or securities not listed on a securities exchange are valued at the mean of the closing bid and asked prices. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At April 30, 2006, Investment Quality (NQM), Select Quality (NQS) and Premier Income (NPF) had when-issued/delayed delivery purchase commitments of $2,090,631, $1,460,175 and $198,210, respectively. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any. Dividend income, if any, is recorded on the ex-dividend date.

Professional Fees
Professional fees presented in the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of Fund shareholders.

Federal Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



Dividends and Distributions to Common Shareholders
Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares
The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in more than one Series. The dividend rate paid by the Funds on each Series, with the exception of High Income Opportunity's (NMZ) Series W, is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. The initial dividend rate for High Income Opportunity's (NMZ) Series W was negotiated at the time of the Preferred share offering and is set for a three year period, from its inception, and payable monthly. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                          INVESTMENT        SELECT      QUALITY      PREMIER  HIGH INCOME
                                             QUALITY       QUALITY       INCOME       INCOME  OPPORTUNITY
                                               (NQM)         (NQS)        (NQU)        (NPF)        (NMZ)
---------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                                    2,500         2,000        3,000        1,000        3,000
   Series T                                    2,500         2,000        3,000        2,800        1,600
   Series W                                    2,500         2,800        3,000           --        1,600
   Series W2                                      --            --        2,080           --           --
   Series TH                                   2,040         1,560        4,000        2,800           --
   Series F                                    2,500         2,800        3,000           --           --
---------------------------------------------------------------------------------------------------------
Total                                         12,040        11,160       18,080        6,600        6,200
=========================================================================================================

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not invest in any such instruments during the six months ended April 30, 2006.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications
Under the Funds' organizational documents, their Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common shares were as follows:

                                   INVESTMENT                   SELECT                    QUALITY
                                  QUALITY (NQM)              QUALITY (NQS)             INCOME (NQU)
                             -----------------------   ------------------------   -----------------------
                             SIX MONTHS         YEAR   SIX MONTHS          YEAR   SIX MONTHS         YEAR
                                  ENDED        ENDED        ENDED         ENDED        ENDED        ENDED
                                4/30/06     10/31/05      4/30/06      10/31/05      4/30/06     10/31/05
---------------------------------------------------------------------------------------------------------
Common shares issued
   to shareholders
   due to reinvestment
   of distributions                  --           --       22,259            --           --           --
=========================================================================================================
                                                                 PREMIER                  HIGH INCOME
                                                              INCOME (NPF)             OPPORTUNITY (NMZ)
                                                        ---------------------         ------------------
                                                       SIX MONTHS          YEAR   SIX MONTHS         YEAR
                                                            ENDED         ENDED        ENDED        ENDED
                                                          4/30/06      10/31/05      4/30/06     10/31/05
---------------------------------------------------------------------------------------------------------
Common shares issued
   to shareholders
   due to reinvestment
   of distributions                                            --            --       28,381       44,087
=========================================================================================================

3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities but excluding short-term investments) during the six months ended April 30, 2006, were as follows:

                                       INVESTMENT        SELECT       QUALITY       PREMIER   HIGH INCOME
                                          QUALITY       QUALITY        INCOME        INCOME   OPPORTUNITY
                                            (NQM)         (NQS)         (NQU)         (NPF)         (NMZ)
---------------------------------------------------------------------------------------------------------
Purchases                             $55,283,703   $25,294,284   $31,158,772   $63,814,290   $15,229,661
Sales and maturities                   66,556,885    23,790,596    29,019,020    56,994,873    15,176,851
=========================================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At April 30, 2006, the cost of investments was as follows:

                                       INVESTMENT         SELECT         QUALITY       PREMIER   HIGH INCOME
                                          QUALITY        QUALITY          INCOME        INCOME   OPPORTUNITY
                                            (NQM)          (NQS)           (NQU)         (NPF)         (NMZ)
------------------------------------------------------------------------------------------------------------
Cost of investments                   $788,128,848  $740,269,641  $1,182,323,384  $446,245,257  $476,446,780
============================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2006, were as follows:

                                       INVESTMENT        SELECT       QUALITY       PREMIER   HIGH INCOME
                                          QUALITY       QUALITY        INCOME        INCOME   OPPORTUNITY
                                            (NQM)         (NQS)         (NQU)         (NPF)         (NMZ)
---------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                       $47,452,435   $46,934,171   $77,363,688   $20,105,935   $32,362,932
   Depreciation                        (1,222,169)     (902,399)   (2,466,220)   (1,690,357)   (1,504,708)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation) of investments      $46,230,266   $46,031,772   $74,897,468   $18,415,578   $30,858,224
=========================================================================================================

The tax components of undistributed net investment income and net realized gains at October 31, 2005, the Funds' last tax year end, were as follows:

                                       INVESTMENT        SELECT       QUALITY       PREMIER   HIGH INCOME
                                          QUALITY       QUALITY        INCOME        INCOME   OPPORTUNITY
                                            (NQM)         (NQS)         (NQU)         (NPF)         (NMZ)
---------------------------------------------------------------------------------------------------------
Undistributed net
   tax-exempt income *                 $6,155,980    $6,819,511    $8,701,944   $1,265,315     $2,255,401
Undistributed net
   ordinary income **                      83,080           772            --        2,490          8,072
Undistributed net long-term
   capital gains                        6,081,356            --            --           --             --
=========================================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on October 3, 2005, paid on November 1, 2005.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



The tax character of distributions paid during the Funds' last tax year ended October 31, 2005, was designated for purposes of the dividends paid deduction as follows:

                                       INVESTMENT        SELECT       QUALITY       PREMIER   HIGH INCOME
                                          QUALITY       QUALITY        INCOME        INCOME   OPPORTUNITY
                                            (NQM)         (NQS)         (NQU)         (NPF)         (NMZ)
---------------------------------------------------------------------------------------------------------
Distributions from net
   tax-exempt income                  $40,152,471   $38,496,292  $58,975,142    $20,987,782   $27,803,988
Distributions from net
   ordinary income **                          --            --           --         26,171     1,567,342
Distributions from net
   long-term capital gains              3,912,439            --           --      2,914,704            --
=========================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At October 31, 2005, the Funds' last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                            SELECT       QUALITY      PREMIER   HIGH INCOME
                                                           QUALITY        INCOME       INCOME   OPPORTUNITY
                                                             (NQS)         (NQU)        (NPF)         (NMZ)
-----------------------------------------------------------------------------------------------------------
Expiration year:
   2011                                                 $       --   $14,391,926     $     --      $     --
   2012                                                  1,397,851            --           --            --
   2013                                                         --            --      594,354       417,280
-----------------------------------------------------------------------------------------------------------
Total                                                   $1,397,851   $14,391,926     $594,354      $417,280
-----------------------------------------------------------------------------------------------------------

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., and a specific fund-level component, based only on the amount of assets within each individual Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

                                                        INVESTMENT QUALITY (NQM)
                                                            SELECT QUALITY (NQS)
AVERAGE DAILY NET ASSETS                                    QUALITY INCOME (NQU)
(INCLUDING NET ASSETS                                       PREMIER INCOME (NPF)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

AVERAGE DAILY NET ASSETS
(INCLUDING NET ASSETS                              HIGH INCOME OPPORTUNITY (NMZ)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .5500%
For the next $125 million                                                 .5375
For the next $250 million                                                 .5250
For the next $500 million                                                 .5125
For the next $1 billion                                                   .5000
For net assets over $2 billion                                            .4750
================================================================================

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of April 30, 2006, the complex-level fee rate was .1888%.

COMPLEX-LEVEL ASSETS(1)                                   COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion(2)                                    .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to their Directors/Trustees who are affiliated with the Adviser or to their Officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent Directors/Trustees that enables Directors/Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

For the first eight years of High Income Opportunity's (NMZ) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                                     YEAR ENDING
NOVEMBER 30,                                    NOVEMBER 30,
--------------------------------------------------------------------------------
2003*                      .32%                 2009                        .24%
2004                       .32                  2010                        .16
2005                       .32                  2011                        .08
2006                       .32
2007                       .32
2008                       .32
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse High Income Opportunity (NMZ) for any portion of its fees and expenses beyond November 30, 2011.

6. SUBSEQUENT EVENT - DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on June 1, 2006, to shareholders of record on May 15, 2006, as follows:

                                             INVESTMENT      SELECT     QUALITY      PREMIER   HIGH INCOME
                                                QUALITY     QUALITY      INCOME       INCOME   OPPORTUNITY
                                                  (NQM)       (NQS)       (NQU)        (NPF)         (NMZ)
----------------------------------------------------------------------------------------------------------
Dividend per share                               $.0700     $.0730       $.0700       $.0585        $.0890
==========================================================================================================

                        Financial
                               HIGHLIGHTS (Unaudited)

                        Financial
                               HIGHLIGHTS (Unaudited)

     Selected data for a Common share outstanding throughout each period:
                                                     Investment Operations                                 Less Distributions
                               --------------------------------------------------------------------  -------------------------------
                                                          Distributions    Distributions
                                                               from Net             from                    Net
                    Beginning                                Investment          Capital             Investment    Capital
                       Common                       Net       Income to         Gains to              Income to   Gains to
                        Share         Net     Realized/       Preferred        Preferred                 Common     Common
                    Net Asset  Investment    Unrealized          Share-           Share-                 Share-     Share-
                        Value      Income    Gain (Loss)        holders+         holders+    Total      holders    holders    Total
====================================================================================================================================
INVESTMENT QUALITY (NQM)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2006(b)                $15.49       $ .51        $ (.07)          $(.10)           $(.03)    $ .31       $ (.44)     $(.14)  $ (.58)
2005                    16.06        1.05          (.39)           (.16)            (.01)      .49         (.96)      (.10)   (1.06)
2004                    15.65        1.07           .43            (.08)              --      1.42        (1.01)        --    (1.01)
2003                    15.63        1.11           .02            (.08)              --      1.05        (1.01)      (.02)   (1.03)
2002                    15.71        1.15          (.15)           (.11)            (.01)      .88         (.94)      (.02)    (.96)
2001                    14.67        1.16          1.00            (.27)              --      1.89         (.85)        --     (.85)

SELECT QUALITY (NQS)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2006(b)                 15.46         .53          (.14)           (.12)              --       .27         (.45)        --     (.45)
2005                    15.69        1.06          (.16)           (.16)              --       .74         (.97)        --     (.97)
2004                    15.33        1.09           .42            (.07)            (.01)     1.43        (1.00)      (.07)   (1.07)
2003                    15.00        1.08           .30            (.07)              --      1.31         (.98)        --     (.98)
2002                    15.48        1.12          (.38)           (.09)            (.04)      .61         (.94)      (.15)   (1.09)
2001                    14.48        1.19           .95            (.26)            (.01)     1.87         (.87)        --     (.87)

QUALITY INCOME (NQU)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2006(b)                 15.26         .51          (.11)           (.12)              --       .28         (.42)        --     (.42)
2005                    15.54        1.02          (.22)           (.16)              --       .64         (.92)        --     (.92)
2004                    15.04        1.04           .51            (.08)              --      1.47         (.97)        --     (.97)
2003                    14.70        1.06           .34            (.07)              --      1.33         (.96)      (.03)    (.99)
2002                    15.32        1.12          (.59)           (.10)            (.03)      .40         (.93)      (.09)   (1.02)
2001                    14.53        1.21           .76            (.26)              --      1.71         (.91)      (.01)    (.92)

PREMIER INCOME (NPF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2006(b)                 14.90         .47          (.09)           (.12)              --       .26         (.37)        --     (.37)
2005                    15.53         .94          (.39)           (.16)            (.01)      .38         (.88)      (.13)   (1.01)
2004                    15.13        1.00           .47            (.08)              --      1.39         (.99)        --     (.99)
2003                    15.23        1.06          (.01)           (.07)            (.01)      .97         (.98)      (.09)   (1.07)
2002                    15.31        1.15          (.13)           (.11)            (.01)      .90         (.96)      (.02)    (.98)
2001                    14.42        1.23           .84            (.26)              --      1.81         (.92)        --     (.92)

HIGH INCOME
OPPORTUNITY (NMZ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2006(b)                 15.36         .61           .10            (.09)              --       .62         (.53)        --     (.53)
2005                    14.87        1.22           .54            (.13)            (.01)     1.62        (1.07)      (.06)   (1.13)
2004(a)                 14.33         .98           .71            (.08)              --      1.61         (.89)        --     (.89)
====================================================================================================================================
                                                                               Total Returns
                                                                          ----------------------
                                Offering                                                 Based
                               Costs and         Ending                                     on
                               Preferred         Common                    Based        Common
                                   Share          Share       Ending          on     Share Net
                            Underwriting      Net Asset       Market      Market         Asset
                               Discounts          Value        Value       Value**       Value**
================================================================================================
INVESTMENT QUALITY (NQM)
------------------------------------------------------------------------------------------------
Year Ended 10/31:
2006(b)                            $  --         $15.22       $14.71        5.84%         1.99%
2005                                  --          15.49        14.45        1.17          3.10
2004                                  --          16.06        15.33        8.54          9.37
2003                                  --          15.65        15.10        7.78          6.88
2002                                  --          15.63        14.99        7.71          5.85
2001                                  --          15.71        14.84       22.33         13.16

SELECT QUALITY (NQS)
------------------------------------------------------------------------------------------------
Year Ended 10/31:
2006(b)                               --          15.28        15.05        4.54          1.77
2005                                  --          15.46        14.83        4.14          4.77
2004                                  --          15.69        15.19       10.19          9.64
2003                                  --          15.33        14.81        9.91          8.96
2002                                  --          15.00        14.40        5.24          4.22
2001                                  --          15.48        14.75       20.09         13.23

QUALITY INCOME (NQU)
------------------------------------------------------------------------------------------------
Year Ended 10/31:
2006(b)                               --          15.12        15.03        7.83          1.84
2005                                  --          15.26        14.34        4.78          4.15
2004                                  --          15.54        14.58        8.76         10.07
2003                                  --          15.04        14.33        9.31          9.37
2002                                  --          14.70        14.04        3.05          2.71
2001                                  --          15.32        14.62       18.72         12.09

PREMIER INCOME (NPF)
------------------------------------------------------------------------------------------------
Year Ended 10/31:
2006(b)                               --          14.79        13.33        0.92          1.72
2005                                  --          14.90        13.57        1.05          2.49
2004                                  --          15.53        14.43        4.75          9.48
2003                                  --          15.13        14.74        9.13          6.57
2002                                  --          15.23        14.52        4.57          6.19
2001                                  --          15.31        14.84       15.93         12.89

HIGH INCOME
OPPORTUNITY (NMZ)
------------------------------------------------------------------------------------------------
Year Ended 10/31:
2006(b)                               --          15.45        16.86        8.90          4.10
2005                                  --          15.36        15.99       14.35         11.20
2004(a)                             (.18)         14.87        15.04        6.49         10.38
================================================================================================
                                                                   Ratios/Supplemental Data
                             -------------------------------------------------------------------------------------------------------
                                                         Before Credit/                        After Credit/
                                                      Reimbursement/Refund                 Reimbursement/Refund***
                                                -------------------------------      ---------------------------------
                                                                 Ratio of Net                           Ratio of Net
                                                  Ratio of         Investment          Ratio of           Investment
                                  Ending          Expenses          Income to          Expenses            Income to
                                     Net        to Average            Average        to Average              Average
                                  Assets        Net Assets         Net Assets        Net Assets           Net Assets
                              Applicable        Applicable         Applicable        Applicable           Applicable      Portfolio
                               to Common         to Common          to Common         to Common            to Common       Turnover
                             Shares (000)           Shares++           Shares++          Shares++             Shares++         Rate
====================================================================================================================================
INVESTMENT QUALITY (NQM)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2006(b)                         $544,165              1.20%*             6.68%*            1.20%*               6.68%*            7%
2005                             553,857              1.20               6.59              1.18                 6.61             22
2004                             574,164              1.20               6.78              1.20                 6.79             16
2003                             559,644              1.22               7.05              1.22                 7.05              5
2002                             558,604              1.21               7.48              1.21                 7.49              5
2001                             561,577              1.24               7.56              1.23                 7.56             17

SELECT QUALITY (NQS)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2006(b)                          518,086              1.18*              6.94*             1.17*                6.95*             3
2005                             523,994              1.18               6.76              1.16                 6.78              4
2004                             531,694              1.21               6.96              1.15                 7.02              4
2003                             519,361              1.26               7.06              1.25                 7.06              9
2002                             508,300              1.24               7.46              1.23                 7.47             19
2001                             524,597              1.24               7.89              1.23                 7.89             28

QUALITY INCOME (NQU)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2006(b)                          819,615              1.18*              6.66*             1.17*                6.67*             2
2005                             827,077              1.18               6.57              1.17                 6.57              6
2004                             842,093              1.20               6.83              1.20                 6.83              6
2003                             815,270              1.21               7.12              1.21                 7.13              9
2002                             796,591              1.23               7.50              1.22                 7.51             32
2001                             830,636              1.21               8.05              1.21                 8.06             30

PREMIER INCOME (NPF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2006(b)                          297,173              1.23*              6.28*             1.22*                6.28*            12
2005                             299,423              1.23               6.16              1.22                 6.17             20
2004                             311,991              1.28               6.57              1.27                 6.58             22
2003                             304,048              1.24               6.91              1.23                 6.91             19
2002                             305,958              1.29               7.66              1.28                 7.67             25
2001                             307,496              1.28               8.25              1.26                 8.26             14

HIGH INCOME
OPPORTUNITY (NMZ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2006(b)                          359,578              1.20*              7.49*              .74*                7.95*             3
2005                             357,025              1.20               7.54               .74                 8.00              6
2004(a)                          345,023              1.15*              6.75*              .70*                7.20*            52
====================================================================================================================================
                                      Preferred Shares at End of Period
                                 ------------------------------------------
                                                  Aggregate     Liquidation
                                      Amount     and Market           Asset
                                 Outstanding          Value        Coverage
                                        (000)     Per Share       Per Share
============================================================================
INVESTMENT QUALITY (NQM)
----------------------------------------------------------------------------
Year Ended 10/31:
2006(b)                             $301,000        $25,000         $70,196
2005                                 301,000         25,000          71,001
2004                                 301,000         25,000          72,688
2003                                 301,000         25,000          71,482
2002                                 301,000         25,000          71,396
2001                                 301,000         25,000          71,643

SELECT QUALITY (NQS)
----------------------------------------------------------------------------
Year Ended 10/31:
2006(b)                              279,000         25,000          71,423
2005                                 279,000         25,000          71,953
2004                                 279,000         25,000          72,643
2003                                 279,000         25,000          71,538
2002                                 279,000         25,000          70,547
2001                                 279,000         25,000          72,007

QUALITY INCOME (NQU)
----------------------------------------------------------------------------
Year Ended 10/31:
2006(b)                              452,000         25,000          70,333
2005                                 452,000         25,000          70,745
2004                                 452,000         25,000          71,576
2003                                 452,000         25,000          70,092
2002                                 452,000         25,000          69,059
2001                                 452,000         25,000          70,942

PREMIER INCOME (NPF)
----------------------------------------------------------------------------
Year Ended 10/31:
2006(b)                              165,000         25,000          70,026
2005                                 165,000         25,000          70,367
2004                                 165,000         25,000          72,271
2003                                 165,000         25,000          71,068
2002                                 165,000         25,000          71,357
2001                                 165,000         25,000          71,590

HIGH INCOME
OPPORTUNITY (NMZ)
----------------------------------------------------------------------------
Year Ended 10/31:
2006(b)                              155,000         25,000          82,996
2005                                 155,000         25,000          82,585
2004(a)                              155,000         25,000          80,649
============================================================================

*    Annualized.
** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
*** After custodian fee credit, expense reimbursement and legal fee refund, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) For the period November 19, 2003 (commencement of operations) through October 31, 2004.
(b)  For the six months ended April 30, 2006.


                                 See accompanying notes to financial statements.


                                  76-77 spread

Reinvest Automatically
       EASILY AND CONVENIENTLY


Sidebar text:
NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.



NUVEEN EXCHANGE-TRADED CLOSED-END FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Exchange-Traded Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Other Useful
      INFORMATION


QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION
Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2005, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com. You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549. CEO CERTIFICATION DISCLOSURE Each Fund's Chief Executive Officer has submitted to the New York Stock Exchange the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.


BOARD OF DIRECTORS/TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL



Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Photo of: 2 women looking at a photo album.


Nuveen Investments:
SERVING Investors
          For GENERATIONS



Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing more than $131 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.


                             o Share prices
                             o Fund details
           Learn more        o Daily financial news
about Nuveen Funds at        o Investor education
   www.nuveen.com/etf        o Interactive planning tools


Logo: NUVEEN Investments


                                                                     ESA-C-0406D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During this reporting period, the registrant's Board of Directors implemented a change to the procedures by which shareholders may recommend nominees to the registrant's board of directors by amending the registrant's by-laws to include a provision specifying the date by which shareholder nominations for election as director at a subsequent meeting must be submitted to the registrant. Shareholders must deliver or mail notice to the registrant not less than forty-five days nor more than sixty days prior to the first anniversary date of the date on which the registrant first mailed its proxy materials for the prior year's annual meeting; provided, however, if an only if the annual meeting is not scheduled to be held within a period that commences thirty days before the first anniversary date of the annual meeting for the preceding year and ends thirty days after such anniversary date (an annual meeting date outside such period being referred to as an "Other Annual Meeting Date" hereafter), the shareholder notice must be given no later than the close of business on the date forty-five days prior to such Other Annual Meeting Date or the tenth business day following the date such Other Annual Meeting Date is first publicly announced or disclosed. The shareholder's notice must be in writing and set forth the name, age, date of birth, business address, residence address and nationality of the person(s) being nominated and the class or series, number of all shares of the registrant owned of record or beneficially be each such person(s), any other information regarding such person required by Item 401 of Regulation S-K or Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended, any other information regarding the person(s) to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of directors, and whether such shareholder believes any nominee is or will be an "interested person" (as that term is defined in the Investment Company Act of 1940, as amended) of the registrant or sufficient information to enable the registrant to make that determination and the written and signed consent of the person(s) to be nominated.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Premier Municipal Income Fund, Inc.
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: July 7, 2006
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: July 7, 2006
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: July 7, 2006
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.